UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

222 Broadway, 21st Floor

New York, New York 10038

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, New York 10038

(Name and address of agent for service)

Copy to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street – Suite 1700

Columbus, OH 43215-6101

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: July 1, 2024 - June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

(a)

GraniteShares HIPS US High Income ETF
NYSE: HIPS	Annual Shareholder Report – June 30, 2025

Fund Overview

The GraniteShares HIPS US High Income ETF seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (Index 1).

From inception on January 05, 2015, to March 15, 2023, the Fund sought to provide investment results that, before fees and expenses, correspond generally to the total return performance of the TFMS HISPS index (Index 2).

The Benchmark represents a combination of the performances of Index 1 and Index 2.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 5.79% return.

Over the same period the Benchmark had a return of 6.70%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$72.03	0.70%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Years	10 Years
NAV	5.79%	11.04%	4.74%
Price	4.71%	11.01%	4.69%
Benchmark(1)	6.70%	11.90%	5.49%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$106,749,907
Number of Portfolio holdings	41
Turnover	65.2%

What does the Fund invest in? The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the EQM High Income Pass-Through Securities Index.

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bills	21.92%	Financial	38.60%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2.34%	Government	21.92%
MPLX LP	2.20%	Closed End Funds	20.62%
Ellington Financial, Inc.	2.19%	Energy	18.86%
Global Net Lease, Inc.	2.14%
Hess Midstream LP	2.12%
Allspring Multi-Sector Income Fund	2.12%
Annaly Capital Management, Inc.	2.11%
USA Compression Partners LP	2.11%
Delek Logistics Partners LP	2.09%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares HIPS US High Income ETF
NYSE: HIPS	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
NYSE: COMB	Annual Shareholder Report - June 30, 2025

Fund Overview

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 5.31% return.

Over the same period the Bloomberg Commodity Index (the Benchmark) had a return of 5.77%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$25.68	0.25%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
				Inception
	1 Year	3 Year	5 Year	(May 19, 2017)
NAV	5.31%	-0.42%	12.14	4.41%
Price	5.51%	-0.51%	12.16	4.41%
Benchmark	5.77%	0.13%	12.67	4.83%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$77,595,692
Number of Portfolio Holdings	36
Turnover	0%

What does the Fund invest in?

While the Fund generally seeks exposure to the commodity futures markets included in the Bloomberg Commodity Index.

The Fund seeks to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public sector or corporate entities

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

Government T-bills	43.68%	Futures contracts	52.49%
Gold 100 Oz futures	8.95%	Government	43.68%
Natural Gas futures	4.46%	Cash	3.83%
Brent Crude Oil futures	3.48%
Copper futures	3.27%
Soybean futures	3.06%
WTI Crude Oil futures	3.02%
Silver futures	2.69%
Aluminum LME futures	2.64%
Corn futures	2.52%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
NYSE: COMB	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF
NYSE: DRUP	Annual Shareholder Report – June 30, 2025

Fund Overview

The GraniteShares Nasdaq Select Disruptors ETF (the Fund) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nasdaq US Large Cap Select Disruptors Index (Index 1).

From inception on October 10, 2019, to August 14, 2023, the Fund sought to provide investment results that, before fees and expenses, corresponds generally to the total return performance of the XOUT U.S. Large Cap index (Index 2).

The Benchmark represents a combination of the performances of Index 1 and Index 2.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 16.86% return.

Over the same period the Benchmark had a return of 17.39%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$65.06	0.60%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
				Inception
	1 Year	3 Years	5 Years	(Oct 04, 2019)
NAV	16.86%	23.89%	16.73%	17.38%
Price	16.68%	23.85%	16.71%	17.34%
Benchmark	17.39%	26.11%	16.98%	20.68%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$56,082,923
Number of Portfolio Holdings	51
Turnover	51%

What does the Fund invest in?

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Nasdaq US Large Cap Select Disruptors Index.

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

Microsoft Corp.	10.18%	Technology	57.52%
Meta Platforms, Inc.	6.98%	Consumer - non-cyclical	21.89%
Broadcom, Inc.	6.37%	Communications	19.70%
Alphabet, Inc.	5.54%	Industrial	0.89%
Eli Lilly & Co.	4.48%
Palantir Technologies, Inc.	3.14%
Salesforce, Inc.	2.91%
ServiceNow, Inc.	2.63%
Merck & Co., Inc.	2.57%
Intuitive Surgical, Inc.	2.49%

Material Fund Changes

There were no material fund changes during the period.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF
NYSE: DRUP	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long LCID Daily ETF
NASDAQ: LCDL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Lucid Group Inc, (NASDAQ: LCID).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on April 21, 2025, to June 30, 2025, the Fund had a -25.16% return.

Over the same period the common stock of Lucid Group Inc, (NASDAQ: LCID) had a return of -1.08% and the S&P 500 Index (the Benchmark) a return of 20.62%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$19.00	1.14%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(April 21, 2025)
NAV	-25.16%
Price	-25.20%
Benchmark	20.62%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$3,742,170
Number of Portfolio Holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Lucid Group Inc, (NASDAQ: LCID).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

LCID Equity Swap	65.46%	Total Return Swap	65.46%
Cash	34.54%	Cash	34.54%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long LCID Daily ETF
NASDAQ: LCDL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MARA Daily ETF
NASDAQ: MRAL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of MARA Holdings, Inc (NASDAQ: MARA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on March 06, 2025, to June 30, 2025, the Fund had a -20.88% return.

Over the same period the common stock of MARA Holdings, Inc (NASDAQ: MARA) had a return of 30.03% and the S&P 500 Index (the Benchmark) a return of 9.65%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$42.75	1.51%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception (Mar 06, 2025)

NAV	-20.88%
Price	-20.92%
Benchmark	9.65%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$41,742,032
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of MARA Holdings, Inc (NASDAQ: MARA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MARA Equity Swap	73.88%	Total Return Swap	73.88%
Cash	26.12%	Cash	26.12%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MARA Daily ETF
NASDAQ: MRAL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MRVL Daily ETF
NASDAQ: MVLL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Marvell Technology, Inc. (NASDAQ: MRVL).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on March 06, 2025, to June 30, 2025, the Fund had a -8.24% return.

Over the same period the common stock of Marvell Technology, Inc. (NASDAQ: MRVL) had a return of -0.38% and the S&P 500 Index (the Benchmark) a return of 8.61%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$45.82	1.51%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(March 06, 2025)
NAV	-8.24%
Price	-8.32%
Benchmark	8.61%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$20,646,650
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Marvell Technology, Inc. (NASDAQ: MRVL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MRVL Equity Swap	60.78%	Total Return Swap	60.78%
United States Treasury Bills	27.91%	Government	27.91%
Cash	11.31%	Cash	11.31%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MRVL Daily ETF
NASDAQ: MVLL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short MSTR Daily ETF
NASDAQ: MSDD	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of MicroStrategy Inc. (NASDAQ: MSTR).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on June 09, 2025, to June 30, 2025, the Fund had a -7.68% return.

Over the same period the common stock of MicroStrategy Inc. (NASDAQ: MSTR) had a return of 3.09% and the S&P 500 Index (the Benchmark) a return of 3.39%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$7.92	1.44%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(June 09, 2025)
NAV	-7.68%
Price	-7.76%
Benchmark	3.39%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$692,453
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Super MicroStrategy Inc. (NASDAQ: MSTR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MSTR Equity Swap	69.74%	Total Return Swap	69.74%
Cash	30.26%	Cash	30.36%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short MSTR Daily ETF
NASDAQ: MSDD	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MSFT Daily ETF
NASDAQ: MSFL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Microsoft Corp. (NASDAQ: MSFT).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 8.50% return.

Over the same period the common stock of Microsoft Corp. (NASDAQ: MSFT) had a return of 12.14% and the S&P 500 Index (the Benchmark) a return of 15.16%

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$119.84	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
	1-year	Inception
		(March 15, 2024)
NAV	8.50%	15.50%
Price	8.32%	15.38%
Benchmark	15.16%	17.63%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$19,879,068
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Microsoft Corp. (NASDAQ: MSFT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MSFT Equity Swap	58.21%	Total Return Swap	58.21%
US Treasury Bills	39.32%	Government	39.32%
Cash	2.47%	Cash	2.47%

Material Fund Changes

There were no material fund changes during the period.

Householding

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MSFT Daily ETF
NASDAQ: MSFL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MSTR Daily ETF
NASDAQ: MSTP	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of MicroStrategy Inc (NASDAQ: MSTR).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on June 09, 2025, to June 30, 2025, the Fund had a 4.32% return.

Over the same period the common stock of MicroStrategy Inc (NASDAQ: MSTR) had a return of 3.09% and the S&P 500 Index (the Benchmark) a return of 3.39%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$8.28	1.42%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(June 09, 2025)
NAV	4.32%
Price	4.24%
Benchmark	3.39%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$782,417
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of MicroStrategy Inc (NASDAQ: MSTR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MSTR Equity Swap	72.25%	Total Return Swap	72.25%
Cash	27.75%	Cash	27.75%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MSTR Daily ETF
NASDAQ: MSTP	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MU Daily ETF
NASDAQ: MULL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Micron Technology Inc. (NASDAQ: MU).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on November 11, 2024, to June 30, 2025, the Fund had a -14.14% return.

Over the same period the common stock of Micron Technology Inc. (NASDAQ: MU) had a return of 13.24% and the S&P 500 Index (the Benchmark) a return of 4.31%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$87.23	1.49%(a)

(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(Nov 11, 2024)
NAV	-14.24%
Price	-14.36%
Benchmark	4.31%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$8,789,188
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Micron Technology Inc. (NASDAQ: MU).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MU Equity Swap	45.30%	Total Return Swap	45.30%
US Treasury Bill	48.87%	Government	48.87%
Cash	5.83%	Cash	5.83%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MU Daily ETF
NASDAQ: MULL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AAPL Daily ETF
NASDAQ: AAPB	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a -20.52% return.

Over the same period the common stock of Apple Inc (AAPL) had a return of –2.13% and the S&P 500 Index (the Benchmark) a return of 15.16%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$103.17	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	Inception (Aug 08, 2022)
NAV	-20.52%	-1.54%
Price	-20.47%	-1.57%
Benchmark	15.16%	16.78%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$29,407,986
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Apple Inc (NASDAQ: AAPL).

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

AAPL Equity Swap	77.02%	Total Return Swap	77.02%
Cash	22.98%	Cash	22.98%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AAPL Daily ETF
NASDAQ: AAPB	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AMD Daily ETF
NASDAQ: AMDL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a -48.18% return.

Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of –12.52% and the S&P 500 Index (the Benchmark) a return of 17.63%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$80.84	1.07%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance include all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	Inception (March 15, 2024)
NAV	-48.18%	-56.50%
Price	-48.11%	-57.50%
Benchmark	15.16%	17.63%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$459,582,679
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

AMD Equity Swap	74.07%	Total Return Swap	74.07%
US Treasury Bills	12.63%	Government	12.63%
Cash	13.30%	Cash	13.30%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AMD Daily ETF
NASDAQ: AMDL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AMZN Daily ETF
NASDAQ: AMZZ	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon.com (NASDAQ: AMZN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 5.20% return.

Over the same period the common stock of Amazon.com (AMZN) had a return of 13.53% and the S&P 500 Index (the Benchmark) a return of 15.16%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$118.15	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(March 15, 2024)
NAV	5.20%	17.89%
Price	5.10%	17.89%
Benchmark	15.16%	17.63%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$49,488,830
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Amazon.com (NASDAQ: AMZN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

AMZN Equity Swap	83.28%	Total Return Swap	83.28%
Cash	16.72%	Cash	16.72%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AMZN Daily ETF
NASDAQ: AMZZ	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long BABA Daily ETF
NASDAQ: BABX	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 90.80% return.

Over the same period the ADR of Alibaba Group Holding Limited (BABA) had a return of 60.18% and the S&P 500 Index (the Benchmark) a return of 15.16%

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$167.57	1.15%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Dec 12, 2022)
NAV	90.80%	-0.17%
Price	90.72%	-0.19%
Benchmark	15.16%	20.69%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$80,863,433
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Alibaba Group Holding Limited (NYSE: BABA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

BABA Equity Swap	82.63%	Total Return Swap	82.63%
Cash	17.37%	Cash	17.37%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long BABA Daily ETF
NASDAQ: BABX	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short COIN Daily ETF
NASDAQ: CONI	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -2 time (-200%) the daily percentage change of the common stock of Coinbase Global Inc. (NASDAQ: COIN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on September 03, 2024, to June 30, 2025, the Fund had a –90.22% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 107.23% and the S&P 500 Index (the Benchmark) a return of 13.47%

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$66.02	1.47%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Total Returns (as of June 30, 2025)
Inception (Sep 03, 2024)

NAV	-90.20%
Price	-90.18%
Benchmark	13.47%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$36,687,771
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

COIN Equity Swap	56.59%	Total Return Swap	56.59%
US Treasury Bills	10.00%	Government	10.00%
Cash	33.40%	Cash	33.40%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short COIN Daily ETF
NASDAQ: CONI	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long COIN Daily ETF
NASDAQ: CONL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global Inc. (NASDAQ: COIN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 1.58% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 57.71% and the S&P 500 Index (the Benchmark) a return of 15.16%

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$105.57	1.05%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance include all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Aug 08, 2022)
NAV	1.58%	23.72%
Price	1.50%	23.69%
Benchmark	15.16%	16.78%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$923,024,020
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

COIN Equity Swap	50.75%	Total Return Swap	50.75%
United States Treasury Bills	48.38%	Government	48.38%
Cash	0.87%	Cash	0.87%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long COIN Daily ETF
NASDAQ: CONL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long CRWD Daily ETF
NASDAQ: CRWL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on November 11, 2024, to June 30, 2025, the Fund had a 69.28% return.

Over the same period the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD) had a return of 48.27% and the S&P 500 Index (the Benchmark) a return of 4.31%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$126.17	1.48%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Total Returns (as of June 30, 2025)
Inception
(Nov 11, 2024)
NAV	69.28%
Price	69.04%
Benchmark	4.31%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$35,127,228
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

CRWD Equity Swap	54.25%	Total Return Swap	54.25%
US Treasury Bills	32.35%	Government	13.40%
Cash	13.40%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long CRWD Daily ETF
NASDAQ: CRWL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long DELL Daily ETF
NASDAQ: DLLL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Dell Technologies Inc. (NYSE: DELL).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on February 12, 2025, to June 30, 2025, the Fund had a -2.00% return.

Over the same period the common stock of Dell Technologies Inc. (NYSE: DELL) had a return of -9.27% and the S&P 500 Index (the Benchmark) a return of 3.09%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$55.48	1.49%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Total Returns (as of June 30, 2025)
Inception (Feb 12, 2025)

NAV	-2.00%
Price	-1.76%
Benchmark	3.09%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$7,105,108
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Dell Technologies Inc. (NYSE: DELL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

U.S. Treasury Bills	50.58%	Government	50.58%
DELL Equity Swap	45.02%	Total Return Swap	45.02%
Cash	4.40%	Cash	4.40%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long DELL Daily ETF
NASDAQ: DLLL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long META Daily ETF
NASDAQ: FBL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms Inc. (NASDAQ: META).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 71.21% return.

Over the same period the common stock of Meta Platforms Inc (NASDAQ: META) had a return of 46.88% and the S&P 500 Index (the Benchmark) a return of 15.16%

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$148.56	1.10%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)

	1 Year	Inception (Dec 12, 2022)
NAV	71.21%	180.05%
Price	71.38%	180.09%
Benchmark	15.16%	20.69%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$166,896,572
Number of Portfolio Holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Meta Platforms Inc. (NASDAQ: META).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

META Equity Swap	59.54%	Total Return Swap	59.54%
United States Treasury Bills	30.23%	Government T-Bill	30.23%
Cash	10.23%	Cash	10.23%

Material Fund Changes

There were no material fund changes during the year.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long META Daily ETF
NASDAQ: FBL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long INTC Daily ETF
NASDAQ: INTW	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Intel Corp. (NASDAQ: INTC).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on February 12, 2025, to June 30, 2025, the Fund had a -20.84% return.

Over the same period the common stock of Intel Corp. (NASDAQ: INTC) had a return of 0.62% and the S&P 500 Index (the Benchmark) a return of 3.09%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$50.45	1.50%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Total Returns (as of June 30, 2025)
Inception
(Feb 12, 2025)

NAV	-20.84%
Price	-21.00%
Benchmark	3.09%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$22,758,303
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Intel Corp. (NASDAQ: INTC).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

INTC Equity Swap	78.30%	Total Return Swap	78.30%
Cash	21.70%	Cash	21.70%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long INTC Daily ETF
NASDAQ: INTW	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long IONQ Daily ETF
NASDAQ: IONL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of IonQ Inc. (NYSE: IONQ).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on March 24, 2025, to June 30, 2025, the Fund had a 96.36% return.

Over the same period the common stock of IonQ Inc. (NYSE: IONQ) had a return of 64.51% and the S&P 500 Index (the Benchmark) a return of 7.97%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$58.27	1.47%(a)

(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)

Inception
(March 24, 2025)
NAV	96.36%
Price	96.84%
Benchmark	7.97%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$13,744,284
Number of Portfolio holdings	$3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of IonQ Inc. (NYSE: IONQ).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

IONQ Equity Swap	60.20%	Total Return Swap	60.20%
United States Treasury Bills	17.48%	Government	17.48%
Cash	22.32%	Cash	22.32%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long IONQ Daily ETF
NASDAQ: IONL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short NVDA Daily ETF
NASDAQ: NVD	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of inverse 2 times (-200%) the daily percentage change of the common stock of NVIDIA Corp. (NASDAQ: NVDA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a –75.07% return.

Over the same period the common stock of NVIDIA Corp (NASDAQ: NVDA) had a return of 27.93% and the S&P 500 Index (the Benchmark) a return of 15.16%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$84.21	1.35%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Aug 21, 2023)
NAV	-75.07%	-86.08%
Price	-75.16%	-86.08%
Benchmark	15.16%	22.01%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$157,263,028
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value

NVDA Equity Swap	75.84%	Total Return Swap	75.84%
Cash	21.49%	Cash	21.49%
US Treasury Bill	2.66%	Government	2.66%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short NVDA Daily ETF
NASDAQ: NVD	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long NVDA Daily ETF
NASDAQ: NVDL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corp. (NASDAQ: NVDA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had 1.29% return.

Over the same period the common stock of NVIDIA Corp. (NASDAQ: NVDA) had a return of 27.93% and the S&P 500 Index (the Benchmark) a return of 15.16%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$105.38	1.05%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Dec 12, 2022)
NAV	1.29%	216.56%
Price	1.22%	216.40%
Benchmark	15.16%	25.66%

Fund Statistics (as of June 30, 2025)
Total Net Assets	$4,123,031,947
Number of Portfolio holdings	3
Turnover	10,597.0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

NVDA Equity Swap	49.81%	Total Return Swap	49.81%
United States Treasury Bills	48.63%	Government	48.63%
Cash	1.56%	Cash	1.56%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long NVDA Daily ETF
NASDAQ: NVDL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long PLTR Daily ETF
NASDAQ: PTIR	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Palantir Technologies Inc.  (NASDAQ: PTLR).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on September 03, 2024, to June 30, 2025, the Fund had a 1,066.00% return.

Over the same period the common stock of Palantir Technologies Inc. (NASDAQ: PTLR) had a return of 346.80% and the S&P 500 Index (the Benchmark) a return of 13.47%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$541.66	1.04%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(Sep 03, 2024)
NAV	1,066.00%
Price	1,067.04%
Benchmark	13.47%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$486,822,671
Number of Portfolio holdings	3
Turnover	17,002%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Palantir Technologies Inc.  (NASDAQ: PTLR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

PLTR Equity Swap	59.75%	Total Return Swap	59.75%
United States Treasury Bills	39.83%	Government	39.83%
Cash	0.41%	Cash	0.41%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long PLTR Daily ETF
NASDAQ: PTIR	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long QCOM Daily ETF
NASDAQ: QCML	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Qualcomm Inc. (NASDAQ: QCOM).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on February 12, 2025, to June 30, 2025, the Fund had a -20.52% return.

Over the same period the common stock of Qualcomm Inc. (NASDAQ: QCOM) had a return of – 5.40% and the S&P 500 Index (the Benchmark) a return of 3.09%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$49.95	1.48%(a)

(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)

Inception
(Feb 12, 2025)
NAV	-20.52%
Price	-20.48%
Benchmark	3.09%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$3,179,485
Number of Portfolio holdings	$2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Qualcomm Inc. (NASDAQ: QCOM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

QCOM Equity Swap	79.00%	Total Return Swap	79.00%
Cash	21.00%	Government	21.00%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long QCOM Daily ETF
NASDAQ: QCML	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long RDDT Daily ETF
NASDAQ: RDTL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Reddit Inc. (NYSE: RDDT).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on March 24, 2025, to June 30, 2025, the Fund had a 14.32% return.

Over the same period the common stock of Reddit Inc. (NYSE: RDDT) had a return of 20.51% and the S&P 500 Index (the Benchmark) a return of 7.97%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$42.31	1.48%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(March 24, 2025)
NAV	14.32%
Price	14.16%
Benchmark	7.97%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$26,296,560
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Reddit Inc. (NYSE: RDDT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

RDDT Equity Swap	48.56%	Total Return Swap	48.56%
US Treasury Bills	45.10%	Government	45.10%
Cash	6.34%	Cash	6.34%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long RDDT Daily ETF
NASDAQ: RDTL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long RIVN Daily ETF
NASDAQ: RVNL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Rivian Automotive Inc. (NASDAQ: RIVN).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on April 21, 2025, to June 30, 2025, the Fund had a 42.48% return.

Over the same period the common stock of Rivian Automotive Inc. (NASDAQ: RIVN) had a return of –23.23% and the S&P 500 Index (the Benchmark) a return of 20.62%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$26.39	1.14%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception (Apr 21, 2025)

NAV	42.48%
Price	42.16%
Benchmark	20.62%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$1,424,643
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Rivian Automotive Inc. (NASDAQ: RIVN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

RIVN Equity Swap	71.99%	Total Return Swap	71.99%
Cash	28.01%	Cash	28.01%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long RIVN Daily ETF
NASDAQ: RVNL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long SMCI Daily ETF
NASDAQ: SMCL	Annual Shareholder Report - June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on December 11, 2024, to June 30, 2025, the Fund had a -26.84% return.

Over the same period the common stock of Super Micro Computer Inc. (NASDAQ: SMCI) had a return of 28.00% and the S&P 500 Index (the Benchmark) a return of 2.74%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$70.36	1.48%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(Dec 11, 2024)
NAV	-26.84%
Price	-26.92%
Benchmark	2.74%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$73,144,801
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

SMCI Equity Swap	66.03%	Total Return Swap	66.03%
United States Treasury Bills	15.74%	Government	15.74%
Cash	18.23%	Cash	18.23%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long SMCI Daily ETF
NASDAQ: SMCL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short TSLA Daily ETF
NASDAQ: TSDD	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of inverse 2 times (-200%) the daily percentage change of the common stock of Tesla Inc (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? Since the period of June 30, 2024, to June 30, 2025, the Fund had a -92.63% return.

Over the same period the common stock of Tesla Inc. (NASDAQ: TSLA) had a return of 60.53% and the S&P 500 Index (the Benchmark) a return of 15.16%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$50.75	0.95%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	Inception (Aug 21, 2023)

NAV	-92.63%	-78.35%
Price	-92.63%	-78.34%
Benchmark	15.16%	22.01%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$87,201,804
Number of Portfolio holdings	2
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

TSLA Equity Swap	64.09%	Total Return Swaps	64.09%
Cash	35.91%	Cash	35.91%

Material Fund Changes

There were no material fund changes during the year.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short TSLA Daily ETF
NASDAQ: TSDD	Annual Shareholder Report - June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF
NASDAQ: TSL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of tesla Inc. (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? Since June 30, 2024, to June 30, 2025, the Fund had a 60.15% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of 60.53% and the S&P 500 Index (the Benchmark) a return of 15.16%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$151.48	1.16%(a)

(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)

	1 Year	Inception
		(Aug 09, 2022)
NAV	60.15%	-7.98%
Price	60.36%	-7.98%
Benchmark	15.16%	-16.78%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$13,670,308
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

TSLA Equity Swap	64.05%	Government	64.05%
United States Treasury Bills	26.18%	Total Return Swap	26.18%
Cash	9.77%	Cash	9.77%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF
NASDAQ: TSL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long TSLA Daily ETF
NASDAQ: TSLR	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of tesla Inc. (NASDAQ: TSLA).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 35.75% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of 60.53% and the S&P 500 Index (the Benchmark) a return of 15.16%.

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$112.62	0.96%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Aug 21, 2023)
NAV	35.75%	-13.92%
Price	35.58%	-13.94%
Benchmark	15.16%	22.01%

Fund Statistics (as of Juen 30, 2025)

Total Net Assets	$256,250,017
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc (NASDAQ: TSLA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

TSLA Equity Swap	80.51%	Total Return Swap	80.51%
Cash	12.89%	Cash	12.89%
United States Treasury Bill	6.60%	Government	6.60%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long TSLA Daily ETF
NASDAQ: TSLR	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long TSM Daily ETF
NASDAQ: TSMU	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on November 11, 2024, to June 30, 2025, the Fund had a 10.28% return.

Over the same period the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM) had a return of 17.97% and the S&P 500 Index (the Benchmark) a return of 4.31%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$98.69	1.49%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception (Nov 11, 2024)
NAV	10.28%
Price	10.32%
Benchmark	4.31%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$14,060,729
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

TSM Equity Swap	48.64%	Total Return Swap	48.64%
US Treasury Bill	37.98%	Government	37.98%
Cash	13.38%	Cash	13.38%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long TSM Daily ETF
NASDAQ: TSMU	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long UBER Daily ETF
NASDAQ: UBRL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Uber Technologies Inc. (NYSE: UBER).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on September 03, 2024, to June 30, 2025, the Fund had a 33.28% return.

Over the same period the common stock of Uber Technologies Inc. (NYSE: UBER) had a return of 29.78% and the S&P 500 Index (the Benchmark) a return of 13.47%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$109.59	1.14%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(Sep 03, 2024)
NAV	33.28%
Price	33.20%
Benchmark	13.47%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$29,320,886
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Uber Technologies Inc. (NYSE: UBER).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

UBER Equity Swap	49.22%	Total Return Swap	49.22%
US Treasury Bills	45.24%	Government	45.24%
Cash	5.54%	Cash	5.54%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long UBER Daily ETF
NASDAQ: UBRL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long VRT Daily ETF
NASDAQ: VRTL	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Vertiv Holding Co. (NYSE: VRT).

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on March 24, 2025, to June 30, 2025, the Fund had a 54.52% return.

Over the same period the common stock of Vertiv Holding Co. (NYSE: VRT) had a return of 37.10% and the S&P 500 Index (the Benchmark) a return of 7.97%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$51.25	1.50%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception (March 24, 2025)
NAV	54.52%
Price	54.44%
Benchmark	7.97%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$8,498,651
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Vertiv Holding Co. (NYSE: VRT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

VRT Equity Swap	46.62%	Total Return Swap	46.62%
United States Treasury Bills	46.46%	Government	46.46%
Cash	6.92%	Cash	6.92%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long VRT Daily ETF
NASDAQ: VRTL	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST NVDA ETF
NASDAQ: NVYY	Annual Shareholder Report – June 30, 2025

Fund Overview

The fund’s primary investment objective is to seek current income. The fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of NVIDIA Corp. (NASDAQ: NVDA) (the “Underlying Stock”) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

Since inception on May 12, 2025, to June 30, 2025, the Fund had a 16.92% return.

Over the same period the common stock of NVIDIA Corp. (NASDAQ: NVDA) had a return of 28.46% and the S&P 500 Index (the Benchmark) a return of 6.40%.

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$15.50	1.07%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)

Inception
(May 12, 2025)
NAV	16.92%
Price	17.27%
Benchmark	6.40%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$6,142,674
Number of Portfolio Holdings	3
Turnover	0%

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged NVDA ETF and for which it will receive a premium. The put options contracts sold and bought by the Fund may vary in regard to their strike prices from and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	58.06%	Government	58.06%
Cash	40.13%	Cash	40.13%
Options	1.81%	Options	1.81%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST NVDA ETF
NASDAQ: NVYY	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST QQQ ETF
NASDAQ: TQQY	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the ProShares UltraPro QQQ (NASDAQ: TQQQ), subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on February 25, 2025, to June 30, 2025, the Fund had a -9.61% return.

Over the same period the Nasdaq-100 Index (the Benchmark) had a return of 7.86%

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$36.69	1.13%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception (Feb 26, 2025)
NAV	-9.61%
Price	-9.52%
Benchmark	7.86%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$2,857,808
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the ProShares UltraPro® QQQ (NASDAQ: TQQQ), for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity from 1-week to 1-month.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	88.47%	Government	88.47%
Cash	11.34%	Cash	11.34%
Options	0.20%	Options	0.20%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST QQQ ETF
NASDAQ: TQQY	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST TSLA ETF
NASDAQ: TSYY	Annual Shareholder Report – June 30, 2025

Fund Overview

The fund’s primary investment objective is to seek current income. The fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Tesla Inc. (NASDAQ: TSLA) (the “Underlying Stock”) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on December 17, 2024, to June 30, 2025, the Fund had a -26.18% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of -33.80% and the S&P 500 Index (the Benchmark) a return of 3.28%

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$51.36	1.12%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception (Dec 18, 2024)
NAV	-26.18%
Price	-25.45%
Benchmark	-3.28%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$24,547,027
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged TSLA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	62.78%	Government	62.78%
Cash	28.27%	Cash	28.27%
Options	8.94%	Options	8.94%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST TSLA ETF
NASDAQ: TSYY	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF
NASDAQ: XBTY	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage change of bitcoin (the “Underlying Bitcoin ETF”) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on May 12, 2025, to June 30, 2025, the Fund had a 8.24% return.

Over the same period bitcoin (the Benchmark) had a return of 5.74%

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$14.95	1.07%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception (May 09, 2025)
NAV	8.24%
Price	8.32%
Benchmark	5.74%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$4,956,181
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged bitcoin ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	68.73%	Government	68.73%
Cash	30.04%	Cash	30.04%
Options	1.23%	Options	1.23%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF
NASDAQ: XBTY	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST SPY ETF
NASDAQ: YSPY	Annual Shareholder Report – June 30, 2025

Fund Overview

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily S&P500® Bull 3X Shares (NYSE ARCA: SPXL) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception? Since inception on February 25, 2025 to June 30, 2025, the Fund had a -4.77% return.

Over the same period the S&P 500 Index (the Benchmark) had a return of 4.69%

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$37.78	1.13%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Total Returns (as of June 30, 2025)
Inception
(Feb 26, 2025)
NAV	-4.77%
Price	-4.58%
Benchmark	4.69%

Fund Statistics (as of June 30, 2025)

Total Net Assets	$3,225,996
Number of Portfolio holdings	3
Turnover	0%

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the Direxion Daily S&P500® Bull 3X Shares (NYSE ARCA: SPXL) and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	86.12%	Government	86.12%
Cash	13.81%	Cash	13.81%
Options	0.07%	Options	0.07%

Material Fund Changes

There were no material fund changes during the period.

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST SPY ETF
NASDAQ: YSPY	Annual Shareholder Report – June 30, 2025

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Seddik Meziani is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $114,000 for 2024 and $245,000 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,500 for 2024 and $41,500 for 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2025.

(e)(1)	The Audit Committee of the Trust’s Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Trust’s auditor. As part of this responsibility, and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Trust by the Auditor, and (2) all non-audit services provided to the Trust’s investment adviser and advisory affiliates (that directly relate to the Trust’s operations and financial reporting). except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) 0%

(d) Not applicable, no expenses for the period considered.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2025.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Steven J. Smyser and Seddik Meziani.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GraniteShares ETF Trust

Annual Report Financial Statements & Other Information

June 30, 2025

HIPS: GraniteShares HIPS U.S. High Income ETF

DRUP: GraniteShares Nasdaq Select Disruptors ETF

Table of Contents

	PAGE
Schedule of Investments	
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	1
GraniteShares HIPS U.S. High Income ETF	3
GraniteShares Nasdaq Select Disruptors ETF	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statement of Changes in Net Assets	
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	9
GraniteShares HIPS U.S. High Income ETF	10
GraniteShares Nasdaq Select Disruptors ETF	11
Financial Highlights	
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	12
GraniteShares HIPS U.S. High Income ETF	13
GraniteShares Nasdaq Select Disruptors ETF	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	24
Additional Information	25
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	**26**
Proxy Disclosures for Open-End Management Investment Companies	**27**
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	**28**
Statement Regarding Basis for Approval of Investment Advisory Contract	**29**

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Consolidated Schedule of Investments

June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 83.25%[a]				
United States Treasury Bill, 4.247% , 07/17/2025	$	21,000,000	$	20,961,360
United States Treasury Bill, 4.285% , 08/21/2025		13,000,000		12,920,910
United States Treasury Bill, 4.238% , 09/18/2025 [b]		31,000,000		30,713,381
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $64,597,615)				64,595,651
TOTAL INVESTMENTS - 83.25% (Cost $64,597,615)			$	64,595,651
Other Assets In Excess Of Liabilities - 16.75%				13,000,041[c]
NET ASSETS (100.00%)			$	77,595,692

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*

[b] *A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.*

[c] *Includes cash which is being held as collateral for futures contracts.*

At June 30, 2025, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type		Notional Amount		Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude[a]	77	07/31/25	Long	$	5,138,980	$	274,720	–
Coffee 'C'[a]	18	09/18/25	Long		2,025,675		–	(355,144)
Copper[a]	38	09/26/25	Long		4,828,375		156,700	–
Corn[a]	182	09/12/25	Long		3,724,175		–	(157,113)
Cotton No.2[a]	35	12/08/25	Long		1,192,275		4,320	–
Gasoline RBOB[a]	19	08/29/25	Long		1,629,676		–	(19,597)
Gold 100 Oz[a]	40	08/27/25	Long		13,230,800		–	(88,950)
KC Hard Red Winter Wheat[a]	49	09/12/25	Long		1,290,538		–	(47,837)
Lean Hogs[a]	40	08/14/25	Long		1,720,000		–	(38,930)
Live Cattle[a]	34	08/29/25	Long		2,908,700		48,760	–
LME Lead[a]	17	07/14/25	Long		861,870		63,531	–
LME Lead[a]	14	09/15/25	Long		715,880		19,534	–
LME Nickel[a]	19	09/15/25	Long		1,732,325		–	(16,331)
LME Nickel[a]	24	07/14/25	Long		2,168,611		76,072	–
LME Primary Aluminum[a]	60	07/14/25	Long		3,896,700		354,186	–
LME Primary Aluminum[a]	49	09/15/25	Long		3,185,074		131,899	–
LME Zinc[a]	23	09/15/25	Long		1,582,791		55,122	–
LME Zinc[a]	29	07/14/25	Long		1,993,192		101,012	–
Low Sulphur Gasoil[a]	30	09/11/25	Long		1,959,000		73,400	–
Natural Gas[a]	189	08/27/25	Long		6,596,100		–	(342,900)
NY Harbor ULSD[a]	17	08/29/25	Long		1,607,785		71,639	–
Silver[a]	22	09/26/25	Long		3,978,920		–	(65,125)
Soybean[a]	88	11/14/25	Long		4,518,800		–	(18,625)
Soybean Meal[a]	86	12/12/25	Long		2,487,980		–	(156,330)
Soybean Oil[a]	100	12/12/25	Long		3,165,000		270,204	–
Sugar #11[a]	102	09/30/25	Long		1,850,688		–	(74,749)
Wheat (CBT)[a]	77	09/12/25	Long		2,072,263		–	(58,500)
WTI Crude[a]	70	08/20/25	Long		4,469,500		–	(8,690)
Total Futures Contracts							1,701,099	(1,448,821)
Net Unrealized Appreciation							252,278	–

See Notes to Consolidated Financial Statements.

Annual Report | June 30, 2025

1

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Consolidated Schedule of Investments
June 30, 2025

Description	Number of Contracts	Expiration Date	Contract Type		Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Lead[a]	(17)	07/14/25	Short	$	(861,870)	–	(27,383)
LME Nickel[a]	(24)	07/14/25	Short		(2,168,611)	27,087	–
LME Primary Aluminum[a]	(60)	07/14/25	Short		(3,896,700)	–	(184,471)
LME Zinc[a]	(29)	07/14/25	Short		(1,993,192)	–	(84,258)
Total Futures Contracts						27,087	(296,112)
Net Unrealized Depreciation						–	(269,025)

[a] *A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.*

See Notes to Consolidated Financial Statements.
2 www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF Schedule of Investments
June 30, 2025

Investments	Shares	Value
COMMON STOCKS - 84.48%		
Capital Markets - 33.03%		
Allspring Multi-Sector Income Fund	305,503	$ 2,887,003
BlackRock TCP Capital Corp.	319,833	2,462,714
Fidus Investment Corp.	132,532	2,677,146
FS KKR Capital Corp.	128,631	2,669,093
Goldman Sachs BDC, Inc.	234,191	2,634,649
Golub Capital BDC, Inc.	184,735	2,706,368
Morgan Stanley Emerging Markets Debt Fund, Inc.	365,917	2,828,538
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	623,608	3,192,874
New Mountain Finance Corp.	248,003	2,616,432
Nuveen Churchill Direct Lending Corp.	167,084	2,705,090
Oaktree Specialty Lending Corp.	183,742	2,509,916
PennantPark Floating Rate Capital, Ltd.	255,250	2,636,733
Trinity Capital, Inc.	193,748	2,726,033
Total Capital Markets		35,252,589
Energy Equipment & Services - 2.70%		
USA Compression Partners LP[(a)]	118,466	2,879,908
Equity Real Estate Investment Trust (REIT) - 5.35%		
Global Net Lease, Inc.	386,960	2,921,548
MFS Charter Income Trust	438,586	2,789,407
Total Equity Real Estate Investment Trust (REIT)		5,710,955
Independent Power and Renewable Electricity Producers - 1.21%		
XPLR Infrastructure LP[(b)]	158,101	1,296,428
Mortgage Real Estate Investment Trust (REIT) - 19.59%		
AGNC Investment Corp.	304,498	2,798,337
Annaly Capital Management, Inc.	153,220	2,883,600
Ellington Financial, Inc.	230,705	2,996,859
Franklin BSP Realty Trust, Inc.	224,121	2,395,853
MFA Financial, Inc.	276,740	2,617,960
PennyMac Mortgage Investment Trust	221,987	2,854,753
Ready Capital Corp.	412,967	1,804,666
Two Harbors Investment Corp.	237,660	2,559,598
Total Mortgage Real Estate Investment Trust (REIT)		20,911,626
Oil, Gas & Consumable Fuels - 20.22%		
Alliance Resource Partners LP[(a)]	107,667	2,814,415
Black Stone Minerals LP[(a)]	191,917	2,510,274
Delek Logistics Partners LP[(a)]	66,527	2,857,335
Dorchester Minerals LP[(a)]	83,205	2,318,091
Enterprise Products Partners LP[(a)]	89,009	2,760,169
Hess Midstream LP, Class A	75,334	2,901,112
Kimbell Royalty Partners LP	172,506	2,408,184
MPLX LP[(a)]	58,413	3,008,855
Total Oil, Gas & Consumable Fuels		21,578,435
Specialized REITs - 2.38%		
Outfront Media, Inc.	155,984	2,545,659
TOTAL COMMON STOCKS (Cost $93,178,181)		90,175,600
INVESTMENT COMPANIES - 15.41%		
BlackRock Debt Strategies Fund, Inc.	260,364	2,749,444
BlackRock Limited Duration Income Trust	198,414	2,813,510
BlackRock Multi-Sector Income Trust	191,623	2,797,696
First Trust Senior Floating Rate Income Fund II	269,666	2,739,807

See Notes to Financial Statements.

Annual Report | June 30, 2025 3

GraniteShares HIPS U.S. High Income ETF Schedule of Investments
June 30, 2025

Investments	Shares		Value
INVESTMENT COMPANIES - 15.41% (continued)			
Franklin, Ltd. Duration Income Trust	424,579	$	2,725,797
Nuveen Floating Rate Income Fund	310,253		2,627,843
TOTAL INVESTMENT COMPANIES (Cost $15,991,491)			16,454,097

Investments		Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 28.03%[c]			
United States Treasury Bill, 3.867% , 07/22/2025	$	30,000,000	29,927,328
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $29,932,333)			29,927,328
TOTAL INVESTMENTS - 127.92% (Cost $139,102,005)			$ 136,557,025
Liabilities In Excess Of Other Assets - (27.92%)			(29,807,118)
NET ASSETS (100.00%)			$ 106,749,907

[a] *Master Limited Partnership ("MLP").*
[b] *Non-Income Producing Security.*
[c] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*

See Notes to Financial Statements.
4 www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF Schedule of Investments
June 30, 2025

Investments	Shares	Value
COMMON STOCKS - 99.99%		
Biotechnology - 4.31%		
Alnylam Pharmaceuticals, Inc.[(a)]	1,899	$ 619,245
Neurocrine Biosciences, Inc.[(a)]	3,174	398,940
United Therapeutics Corp.[(a)]	1,327	381,313
Vertex Pharmaceuticals, Inc.[(a)]	2,286	1,017,728
Total Biotechnology		2,417,226
Electronic Equipment, Intruments & Components - 0.21%		
Ralliant Corp.[(a)]	2,449	118,752
Financial Services - 0.99%		
Affirm Holdings, Inc.[(a)]	8,007	553,604
Health Care Equipment & Supplies - 9.54%		
Boston Scientific Corp.[(a)]	11,640	1,250,252
Edwards Lifesciences Corp.[(a)]	9,330	729,699
Intuitive Surgical, Inc.[(a)]	2,573	1,398,194
ResMed, Inc.	2,668	688,344
Stryker Corp.	3,239	1,281,446
Total Health Care Equipment & Supplies		5,347,935
Health Care Technology - 1.32%		
Veeva Systems, Inc., Class A[(a)]	2,579	742,700
Hotels, Restaurants & Leisure - 0.91%		
Expedia Group, Inc.	3,024	510,088
Interactive Media & Services - 14.51%		
Alphabet, Inc., Class A	17,630	3,106,935
Meta Platforms, Inc., Class A	5,306	3,916,306
Pinterest, Inc., Class A[(a)]	15,619	560,097
Reddit, Inc.[(a)]	3,671	552,742
Total Interactive Media & Services		8,136,080
IT Services - 6.85%		
Cloudflare, Inc., Class A[(a)]	4,310	844,027
MongoDB, Inc.[(a)]	2,427	509,646
Okta, Inc.[(a)]	4,408	440,668
Snowflake, Inc., Class A[(a)]	4,378	979,665
Twilio, Inc., Class A[(a)]	4,171	518,706
VeriSign, Inc.	1,911	551,897
Total IT Services		3,844,609
Machinery - 0.68%		
Fortive Corp.	7,349	383,103
Media - 1.08%		
Trade Desk, Inc., Class A[(a)]	8,397	604,500
Pharmaceuticals - 7.05%		
Eli Lilly & Co.	3,226	2,514,764
Merck & Co., Inc.	18,196	1,440,395
Total Pharmaceuticals		3,955,159
Semiconductors & Semiconductor Equipment - 10.01%		
Broadcom, Inc.	12,961	3,572,700
KLA Corp.	1,376	1,232,538
NXP Semiconductors NV	3,713	811,253
Total Semiconductors & Semiconductor Equipment		5,616,491
Software - 41.71%		
Adobe, Inc.[(a)]	3,239	1,253,104
Autodesk, Inc.[(a)]	2,852	882,894
Cadence Design Systems, Inc.[(a)]	3,240	998,406
Crowdstrike Holdings, Inc., Class A[(a)]	2,381	1,212,666
Datadog, Inc., Class A[(a)]	5,822	782,069

See Notes to Financial Statements.

Annual Report | June 30, 2025 5

GraniteShares Nasdaq Select Disruptors ETF — Schedule of Investments
June 30, 2025

Investments	Shares	Value
COMMON STOCKS - 99.99% (continued)		
Software - 41.71% (continued)		
Docusign, Inc.[(a)]	5,274	$ 410,792
Dynatrace, Inc.[(a)]	8,266	456,366
Fair Isaac Corp.[(a)]	404	738,496
Fortinet, Inc.[(a)]	8,613	910,566
HubSpot, Inc.[(a)]	959	533,808
Microsoft Corp.	11,481	5,710,765
Nutanix, Inc.[(a)]	6,306	482,031
Palantir Technologies, Inc., Class A[(a)]	12,922	1,761,527
Palo Alto Networks, Inc.[(a)]	6,070	1,242,165
PTC, Inc.[(a)]	2,719	468,592
Salesforce, Inc.	5,993	1,634,231
ServiceNow, Inc.[(a)]	1,435	1,475,295
Synopsys, Inc.[(a)]	1,929	988,960
Workday, Inc., Class A[(a)]	3,173	761,520
Zscaler, Inc.[(a)]	2,173	682,192
Total Software		23,386,445
Technology Hardware, Storage & Peripherals - 0.82%		
Pure Storage, Inc.[(a)]	8,001	460,698
TOTAL COMMON STOCKS (Cost $41,578,887)		56,077,390
TOTAL INVESTMENTS - 99.99% (Cost $41,578,887)		$ 56,077,390
Other Assets In Excess Of Liabilities - 0.01%		5,533
NET ASSETS (100.00%)		$ 56,082,923

(a) *Non-Income Producing Security.*

See Notes to Financial Statements.
6 www.graniteshares.com

GraniteShares ETF Trust Statements of Assets and Liabilities
June 30, 2025

		GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF[a]		GraniteShares HIPS U.S. High Income ETF		GraniteShares Nasdaq Select Disruptors ETF
ASSETS:						
Investments at cost	$	64,597,615	$	139,102,005	$	41,578,887
Investments at value		64,595,651		136,557,025		56,077,390
Cash		7,367,913		–		3,911
Due from broker		5,665,221		–		–
Unrealized appreciation on open futures contracts		1,728,186		–		–
Prepaid excise tax		58		59		506
Dividends receivable		–		1,114,908		27,887
Total Assets		79,357,029		137,671,992		56,109,694
LIABILITIES:						
Bank Overdraft		–		928,353		–
Unrealized depreciation on open futures contracts		1,744,933		–		–
Payable for investments purchased		–		29,932,333		–
Payable for capital shares redeemed		–		397		–
Advisory fees payable		16,404		61,002		26,771
Total Liabilities		1,761,337		30,922,085		26,771
Commitments and contingencies (Note 5)						
NET ASSETS	$	77,595,692	$	106,749,907	$	56,082,923
NET ASSETS CONSIST OF:						
Paid-in capital	$	75,883,215	$	124,654,221	$	58,123,978
Total distributable earnings/(losses)		1,712,477		(17,904,314)		(2,041,055)
NET ASSETS	$	77,595,692	$	106,749,907	$	56,082,923
Shares outstanding		3,700,000		8,800,000		900,000
Net Asset Value per share	$	20.97	$	12.13	$	62.31

[a] *Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)*

See Notes to Financial Statements.

Annual Report | June 30, 2025 7

GraniteShares ETF Trust Statements of Operations

For the Year Ended June 30, 2025

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF[a]	GraniteShares HIPS U.S. High Income ETF	GraniteShares Nasdaq Select Disruptors ETF
INVESTMENT INCOME:			
Interest	$ 3,941,293	$ 1,210	$ 3,509
Dividends[b]	–	8,883,134	245,360
Total Investment Income	3,941,293	8,884,344	248,869
EXPENSES:			
Advisory fees	218,371	670,831	338,940
Overdraft fees	–	10,382	2,119
Total Expenses	218,371	681,213	341,059
NET INVESTMENT INCOME/(LOSS)	3,722,922	8,203,131	(92,190)
REALIZED GAIN/LOSS ON:			
Investments[c]	(3,478)	3,211,004	6,487,084
Futures contracts	(1,821,870)	–	–
Total Net realized gain/(loss)	(1,825,348)	3,211,004	6,487,084
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:			
Investments	(1,278)	(6,742,194)	2,286,153
Futures contracts	1,565,108	–	–
Net change in unrealized appreciation/(depreciation)	1,563,830	(6,742,194)	2,286,153
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(261,518)	(3,531,190)	8,773,237
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,461,404	$ 4,671,941	$ 8,681,047

(a) *Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)*

(b) *Net of dividend withholding of $0, $0 and $2,229, respectively.*

(c) *Includes realized gain or loss as a result of in-kind transactions of $0, $4,522,502 and $6,947,801, respectively (See Note 7 in Notes to Financial Statements).*

See Notes to Financial Statements.

8 www.graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Consolidated Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
OPERATIONS:		
Net investment income	$ 3,722,922	$ 5,027,380
Net realized gain/(loss)	(1,825,348)	1,051,572
Net change in unrealized appreciation/depreciation	1,563,830	(473,949)
Net increase in net assets resulting from operations	3,461,404	5,605,003
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(2,000,012)	(5,262,219)
Total distributions	(2,000,012)	(5,262,219)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	25,156,304	27,911,348
Cost of shares redeemed	(42,892,756)	(69,861,535)
Net decrease from capital share transactions	(17,736,452)	(41,950,187)
Net decrease in net assets	(16,275,060)	(41,607,403)
NET ASSETS:		
Beginning of year	93,870,752	135,478,155
End of year	$ 77,595,692	$ 93,870,752
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	4,600,000	6,550,000
Shares sold	1,200,000	1,350,000
Shares redeemed	(2,100,000)	(3,300,000)
Shares outstanding, end of year	3,700,000	4,600,000

See Notes to Financial Statements.

Annual Report | June 30, 2025 9

GraniteShares HIPS U.S. High Income ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
OPERATIONS:		
Net investment income	$ 8,203,131	$ 5,061,885
Net realized gain	3,211,004	2,545,267
Net change in unrealized appreciation/depreciation	(6,742,194)	3,238,304
Net increase in net assets resulting from operations	4,671,941	10,845,456
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(7,121,529)	(3,200,876)
Tax return of capital to shareholders	(2,779,221)	(3,480,249)
Total distributions	(9,900,750)	(6,681,125)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	76,727,844	34,394,572
Cost of shares redeemed	(42,175,259)	(16,720,720)
Net increase from capital share transactions	34,552,585	17,673,852
Net increase in net assets	29,323,776	21,838,183
NET ASSETS:		
Beginning of year	77,426,131	55,587,948
End of year	$ 106,749,907	$ 77,426,131
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	6,100,000	4,700,000
Shares sold	6,000,000	2,750,000
Shares redeemed	(3,300,000)	(1,350,000)
Shares outstanding, end of year	8,800,000	6,100,000

See Notes to Financial Statements.

10 www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF Statement of Changes in Net Assets

		For the Year Ended June 30, 2025		For the Year Ended June 30, 2024
OPERATIONS:				
Net investment income/(loss)	$	(92,190)	$	31,776
Net realized gain		6,487,084		15,370,990
Net change in unrealized appreciation/depreciation		2,286,153		(397,497)
Net increase in net assets resulting from operations		8,681,047		15,005,269
DISTRIBUTIONS TO SHAREHOLDERS:				
From distributable earnings		–		(46,069)
Total distributions		–		(46,069)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		13,997,361		55,921,249
Cost of shares redeemed		(25,248,598)		(84,498,823)
Net decrease from capital share transactions		(11,251,237)		(28,577,574)
Net decrease in net assets		(2,570,190)		(13,618,374)
NET ASSETS:				
Beginning of year		58,653,113		72,271,487
End of year	$	56,082,923	$	58,653,113
CAPITAL SHARE TRANSACTIONS:				
Beginning shares		1,100,000		1,800,000
Shares sold		250,000		1,300,000
Shares redeemed		(450,000)		(2,000,000)
Shares outstanding, end of year		900,000		1,100,000

See Notes to Financial Statements.

Annual Report | June 30, 2025 11

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Consolidated Financial Highlights

For a Share Outstanding Throughout the Years Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$ 20.41	$ 20.68	$ 30.19	$ 28.26	$ 19.49
INCOME FROM OPERATIONS:					
Net investment income/(loss)[(a)]	0.88	1.02	0.73	(0.01)	(0.05)
Net realized and unrealized gain/(loss)[(b)]	0.17	(0.16)	(3.30)	6.00	8.84
Total from investment operations	1.05	0.86	(2.57)	5.99	8.79
DISTRIBUTIONS:					
From net investment income	(0.49)	(1.13)	(6.94)	(4.06)	(0.02)
Total distributions	(0.49)	(1.13)	(6.94)	(4.06)	(0.02)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.56	(0.27)	(9.51)	1.93	8.77
NET ASSET VALUE, END OF PERIOD	$ 20.97	$ 20.41	$ 20.68	$ 30.19	$ 28.26
TOTAL RETURN[(c)]	5.31%	4.59%	(10.34)%	23.74%	45.10%
MARKET VALUE TOTAL RETURN[(d)]	5.51%	4.58%	(10.77)%	23.44%	45.75%
RATIOS/SUPPLEMENTAL DATA:					
Net assets, end of period (in 000s)	$ 77,596	$ 93,871	$ 135,478	$ 336,569	$ 221,823
RATIOS TO AVERAGE NET ASSETS					
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses including waiver/reimbursement to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income/(loss) to average net assets	4.26%	4.94%	2.79%	(0.03)%	(0.19)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.*

(c) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(d) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

See Notes to Financial Statements.

12 www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF Financial Highlights

For a Share Outstanding Throughout the Years Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$ 12.69	$ 11.83	$ 12.37	$ 15.74	$ 11.80
INCOME FROM OPERATIONS:					
Net investment income[(a)]	1.08	0.99	0.92	0.84	0.87
Net realized and unrealized gain/(loss)[(b)]	(0.35)	1.16	(0.17)	(2.92)	4.36
Total from investment operations	0.73	2.15	0.75	(2.08)	5.23
DISTRIBUTIONS:					
From net investment income	(0.93)	(0.62)	(0.96)	(0.64)	(0.71)
From tax return of capital	(0.36)	(0.67)	(0.33)	(0.65)	(0.58)
Total distributions	(1.29)	(1.29)	(1.29)	(1.29)	(1.29)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.56)	0.86	(0.54)	(3.37)	3.94
NET ASSET VALUE, END OF PERIOD	$ 12.13	$ 12.69	$ 11.83	$ 12.37	$ 15.74
TOTAL RETURN[(c)]	5.79%	19.13%	6.32%	(14.16)%	46.75%
MARKET VALUE TOTAL RETURN[(d)]	4.71%	20.37%	5.96%	(14.17)%	46.83%
RATIOS/SUPPLEMENTAL DATA:					
Net assets, end of period (in 000s)	$ 106,750	$ 77,426	$ 55,588	$ 65,574	$ 64,517
RATIOS TO AVERAGE NET ASSETS					
Ratio of expenses to average net assets	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses including waiver/reimbursement to average net assets	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	8.56%	7.99%	7.45%	5.74%	6.07%
Portfolio turnover rate	65%	43%	108%	74%	65%

(a) *Based on daily average shares outstanding during the period.*

(b) *Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.*

(c) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(d) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 13

GraniteShares Nasdaq Select Disruptors ETF — Financial Highlights

For a Share Outstanding Throughout the Years Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$ 53.32	$ 40.15	$ 33.01	$ 40.74	$ 29.19
INCOME FROM OPERATIONS:					
Net investment income/(loss)[(a)]	(0.09)	0.03	0.21	0.13	0.15
Net realized and unrealized gain/(loss)	9.08	13.18	7.16	(7.72)	11.55
Total from investment operations	8.99	13.21	7.37	(7.59)	11.70
DISTRIBUTIONS:					
From net investment income	–	(0.04)	(0.23)	(0.14)	(0.15)
Total distributions	–	(0.04)	(0.23)	(0.14)	(0.15)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	8.99	13.17	7.14	(7.73)	11.55
NET ASSET VALUE, END OF PERIOD	$ 62.31	$ 53.32	$ 40.15	$ 33.01	$ 40.74
TOTAL RETURN[(b)]	16.86%	32.92%	22.41%	(18.69)%	40.16%
MARKET VALUE TOTAL RETURN[(c)]	16.68%	33.02%	23.02%	(19.04)%	40.22%
RATIOS/SUPPLEMENTAL DATA:					
Net assets, end of period (in 000s)	$ 56,083	$ 58,653	$ 72,271	$ 87,474	$ 124,262
RATIOS TO AVERAGE NET ASSETS					
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses including waiver/reimbursement to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income/(loss) to average net assets	(0.16)%	0.06%	0.60%	0.31%	0.43%
Portfolio turnover rate	51%	107%	56%	45%	39%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

See Notes to Financial Statements.

14 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

1. ORGANIZATION

GraniteShares ETF Trust (the "Trust"), organized as a Delaware statutory trust on November 7, 2016, is an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). As of June 30, 2025, the Trust consists of thirty nine separate investment portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB"), GraniteShares HIPS U.S. High Income ETF ("HIPS") and GraniteShares Nasdaq Select Disruptors ETF ("DRUP") (each, a "Fund", and collectively, the "Funds"). COMB is a non-diversified series. HIPS and DRUP are each a diversified series. The offering of the Funds' shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). The investment objective of COMB is to seek to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The investment objective of HIPS and DRUP are to track the performance, before fees and expenses, of the EQM HIPS Total Return Index and Nasdaq US Large Cap Select Disruptors Index[(1)] (each, an "Index", and collectively, the "Indexes"), respectively. COMB, HIPS and DRUP commenced operations on May 19, 2017, January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the "Reorganizing Fund"), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund's prior fiscal year end November 30, 2017 and June 30, 2018.

Although DRUP is registered as a diversified series, it may become "non-diversified," as defined under the Investment Company Act of 1940, solely as a result of changes in relative market capitalization or index weighting of one or more constituents of the Index that the fund aims to track.

Consolidated Subsidiary: COMB invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the "Subsidiary").

The following table reflects the net assets of the Subsidiary as a percentage of COMB's net assets at June 30, 2025:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund's Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$11,468,598	14.78%

(1) Fund's Index change from the XOUT U.S. Large Cap Index to the Nasdaq US Large Cap Select Disruptors Index

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, "Financial Services—Investment Companies" issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable tax rules and regulations.

Distributions received from the Funds' investments in master limited partnerships ("MLPs") generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Annual Report | June 30, 2025 15

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Distributions received from the Funds' investments in real estate investment trusts ("REITs") and Business Development Corporations ("BDCs") may be characterized as ordinary income, net capital gains, or a return of capital. The proper characterization of BDC and REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds' shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT and BDC investments, a portion of the distributions received by the Funds' shareholders may represent a return of capital.

Distributions received from the Funds' investments in closed-end funds ("CEFs") are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management's estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: COMB, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, COMB is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by COMB and variation margin receivable or payable. Payments received or paid by COMB adjust the variation margin account. When a contract is closed, COMB records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at June 30, 2025 are listed in COMB's Consolidated Schedule of Investments. As of June 30, 2025, the balance of margin receivable from the broker to the Fund was $5,665,221 as presented on the Consolidated Statement of Assets and Liabilities as due from broker. At June 30, 2025 the Fund had a variation margin receivable from the broker of $5,648,474. The variation margin payable/receivable is represented by the difference between the balance of margin receivable from the broker and the unrealized appreciation/depreciation on open futures contracts as of June 30, 2025.

3. SECURITIES VALUATION

The Funds calculate their net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. ("NYSE Arca") is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's NAV per share.

If a market quotation is not readily available, the affected Fund's portfolio will be valued at fair value for which Trust's Board of Directors (the "Board") maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the "Valuation Committee") which consists of Trust's CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust's CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security's fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

16 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at June 30, 2025 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by DRUP are represented by open-ended mutual funds.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Annual Report | June 30, 2025 17

GraniteShares ETF Trust
Notes to Financial Statements
June 30, 2025

The hierarchy classification of inputs used to value each Fund's investments at June 30, 2025 were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 64,595,651	$ –	$ 64,595,651
Total	$ –	$ 64,595,651	$ –	$ 64,595,651

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Futures Contracts	$ 1,728,186	$ –	$ –	$ 1,728,186
Liabilities				
Futures Contracts	(1,744,933)	–	–	(1,744,933)
Total	$ (16,747)	$ –	$ –	$ (16,747)

GraniteShares HIPS U.S. High Income ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 90,175,600	$ –	$ –	$ 90,175,600
Investment Companies	16,454,097	–	–	16,454,097
United States Treasury Obligations	–	29,927,328	–	29,927,328
Total	$ 106,629,697	$ 29,927,328	$ –	$ 136,557,025

GraniteShares Nasdaq Select Disruptors ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 56,077,390	$ –	$ –	$ 56,077,390
Total	$ 56,077,390	$ –	$ –	$ 56,077,390

As of June 30, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the "Adviser"), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the "Board") of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of COMB, 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of DRUP, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

18
www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds' Board of Trustees.

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. ("AFS") serves as the Funds' Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds' Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. ("Distributor") serves as the Funds' distributor. The Trust has adopted a distribution and service plan ("Rule 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called "Creation Units." GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Creation Units are issued and redeemed for cash. GraniteShares HIPS US High Income ETF and GraniteShares Nasdaq Select Disruptors ETF Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the year ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$ 62,771,674	$ 63,488,779
GraniteShares Nasdaq Select Disruptors ETF	28,929,967	28,904,978

For the year ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$ 76,788,490	$ 41,993,847
GraniteShares Nasdaq Select Disruptors ETF	13,992,367	25,440,897

For the year ended June 30, 2025, HIPS and DRUP had in-kind net realized gains of $4,522,502 and $6,947,801, respectively.

For COMB there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) or in-kind transactions for the year ended June 30, 2025.

Annual Report | June 30, 2025 19

GraniteShares ETF Trust | Notes to Financial Statements
June 30, 2025

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations. COMB uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

The following is the location and fair values of the Funds' derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF				
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts	$ 1,728,186	Unrealized depreciation on futures contracts	$ (1,744,933)
Total		$ 1,728,186		$ (1,744,933)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is the location and the effect of derivative investments, if any, on the Funds' Consolidated Statement of Operations, categorized by primary market risk exposure during the year ended June 30, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF			
Commodity Contracts (Futures Contracts)	Net realized (loss) on futures contracts/Net change in unrealized appreciation on futures contracts	$ (1,821,870)	$ 1,565,108
Total		$ (1,821,870)	$ 1,565,108

For COMB for the year ended June 30, 2025, the net monthly average notional value of futures contracts held were $ 86,789,915 and the net ending notional value of the futures contracts were $77,611,297.

9. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 2,372,523	$ (1,858,484)	$ 514,039	$ 64,597,615
GraniteShares HIPS U.S. High Income ETF	6,024,213	(7,438,183)	(1,413,970)	137,970,998
GraniteShares Nasdaq Select Disruptors ETF	15,348,018	(1,001,202)	14,346,816	41,730,574

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and other tax timing differences resulting from the investments in pass through entities.

At June 30, 2025, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed net investment income	Accumulated net realized loss on investments	Other accumulated gains/(losses)	Net unrealized appreciation/(deprecation) on investments and derivatives	Total
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	2,142,904	$ (944,466)	$ –	$ 514,039	$ 1,712,477
GraniteShares HIPS U.S. High Income ETF	–	(16,490,344)	–	(1,413,970)	(17,904,314)
GraniteShares Nasdaq Select Disruptors ETF	–	(16,381,427)	(6,444)	14,346,816	(2,041,055)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2025, the following amounts are available as carry forwards to the next year:

Fund	Short-Term	Long-Term
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 938,341	$ 6,125
GraniteShares HIPS U.S. High Income ETF	5,216,651	11,273,693
GraniteShares Nasdaq Select Disruptors ETF	8,145,429	8,235,998

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

The Funds elect to defer to the year ending June 30, 2026 late year ordinary losses recognized during the period November 1, 2024 – June 30, 2025 in the amounts of:

Fund	Late Year Ordinary Losses Deferred
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ –
GraniteShares HIPS U.S. High Income ETF	–
GraniteShares Nasdaq Select Disruptors ETF	6,444

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Annual Report | June 30, 2025 21

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

For the year ended June 30, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions and differing treatment of investments in partnerships:

Fund	Paid-in Capital	Total Distributable Earnings
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ (2,556,934)	$ 2,556,934
GraniteShares HIPS U.S. High Income ETF	6,054,579	(6,054,579)
GraniteShares Nasdaq Select Disruptors ETF	6,810,500	(6,810,500)

The tax character of distributions paid by the Funds during the years ended June 30, 2025 and 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2025			
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 2,000,012	$ –	$ –
GraniteShares HIPS U.S. High Income ETF	7,121,529	–	2,779,221
GraniteShares Nasdaq Select Disruptors ETF	–	–	–

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2024			
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 5,262,219	$ –	$ –
GraniteShares HIPS U.S. High Income ETF	3,200,876	–	3,480,249
GraniteShares Nasdaq Select Disruptors ETF	46,069	–	–

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

In the normal course of business, the Funds make investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

COMB is "non-diversified," meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.

Business Development Company ("BDC") Risk (HIPS): BDC's may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC's are subject to management and other expenses, which will be indirectly paid by each Fund.

Commodity Futures (COMB): COMB expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

Commodity-linked derivative instruments (COMB): Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Fixed Income Securities (COMB): COMB will invest in Fixed Income Securities. The Fixed Income Securities in which COMB may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. COMB's Fixed Income Securities earn interest income for COMB and can be used as collateral (also referred to as "margin") for the COMB's investments in Commodity Futures. COMB does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Industry Concentration Risk (DRUP): In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Company Risk (HIPS): The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds' ability to achieve its investment objective.

Investment Style Risk (DRUP): The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the index in accordance with the Index methodology. The Index methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

MLP Risk (HIPS): MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Non-Diversification Risk (DRUP): To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund's investments, and the Fund may experience increased volatility.

REIT Investment Risk (HIPS): Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Sector Risk: To the extent the Funds invests more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

The Funds' prospectus contains additional information regarding risks associated with investments in the Fund.

12. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the year. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds' internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds' chief operating decision maker ("CODM") for making decisions, allocating resources, and assessing performance. The Funds' CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds' financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

13. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Annual Report | June 30, 2025 23

GraniteShares ETF Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and
The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB"), a series of GraniteShares ETF Trust, including the consolidated schedule of investments as of June 30, 2025, and the related consolidated statement of operations, the consolidated statements of changes in net assets and the consolidated financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the "consolidated financial statements").

We have also audited the accompanying statements of assets and liabilities of GraniteShares HIPS U.S. High Income ETF ("HIPS") and GraniteShares Nasdaq Select Disruptors ETF ("DRUP"), (collectively along with COMB, referred to as the "Funds"), each a series of GraniteShares ETF Trust, including the schedules of investments, as of June 30, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the "financial statements"). In our opinion, the consolidated financial statements and financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the tables below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting GraniteShares ETF Trust	Consolidated Statement of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
COMB	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
Individual Funds constituting GraniteShares ETF Trust	**Statement of Operations**	**Statements of Changes in Net Assets**	**Financial Highlights**
HIPS, DRUP	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025

Basis for Opinion

These consolidated financial statements and financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' consolidated financial statements and financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodians and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2025

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GraniteShares ETF Trust Additional Information
June 30, 2025 (Unaudited)

Federal Tax Information

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

Fund	Qualified Dividend Income	Dividend Received Deduction	199A
GraniteShares Bloomberg Commodity Board Strategy No K-1 ETF	0.00%	0.00%	0.00%
GraniteShares HIPS US High Income ETF	1.18%	0.87%	14.51%
GraniteShares Nasdaq Select Disruptors ETF	0.00%	0.00%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designated the following amounts as long-term capital gain dividends for the calendar year ended December 31, 2024.

GraniteShares Bloomberg Commodity Board Strategy No K-1 ETF	$0
GraniteShares HIPS US High Income ETF	$0
GraniteShares Nasdaq Select Disruptors ETF	$0

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Fund's website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Annual Report | June 30, 2025 25

GraniteShares ETF Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
June 30, 2025 (Unaudited)

Not applicable for this reporting period.

26
www.graniteshares.com

GraniteShares ETF Trust
Proxy Disclosures for Open-End Management Investment Companies
June 30, 2025 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2025 27

GraniteShares ETF Trust
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
June 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended June 30, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$ 23,500	$ –	$ 23,500
Seddik Meziani, Trustee	$ 23,500	$ –	$ 23,500
Total	**$ 47,000**	$ –	**$ 47,000**

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds' unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

28 www.graniteshares.com

GraniteShares ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the supervision of the Board of Trustees of the Trust (the "Board," with the members of the Board referred to individually as "Trustees"), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the "Adviser" or "GraniteShares") and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a "Fund" and collectively, the "Funds") and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on May 9, 2025 (the "Meeting"), the Board, including a majority of the Trustees who are not "interested person[s]," as defined in the 1940 Act, of the Trust (the "Independent Trustees"), reviewed and unanimously approved the investment advisory agreements (the "Agreements") for a two-year period from the date the first of the Funds commences operations, with respect to each of the Delta One Funds (the "Delta 1 Funds" or "D1 Funds"), each of the Short and Leveraged Funds (the "S&L Funds"), and each of the YieldBOOST Funds (the "YB Funds"). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission ("SEC"), with the Board's intention to ratify the approval of the Agreements at its next in-person meeting.[1]

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board's review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board's regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser's presentation included a discussion of the Adviser's resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds' portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board's experience overseeing the existing Funds in the Trust. In this regard, the Board's conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

[1] *On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.*

Annual Report | June 30, 2025 29

GraniteShares ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approval was based on each Trustee's business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund ("ETF") and the Board considered the qualifications and experience of the Adviser's key personnel, including, in particular, the experience of the Adviser's principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust's Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

The D1 Funds

With respect to each of the D1 Funds, the Board assessed the Adviser's management capabilities as demonstrated by each Fund's performance and ability to meet its investment objective.

The Board noted that GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB') is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund's investment strategy is based in part on the Bloomberg Commodity Index (the "COMB Benchmark"), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund's returns on a market price basis and on a net asset value ("NAV") basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

As to GraniteShares HIPS US High Income ETF ("HIPS"), the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the "HIPS Index"). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have "pass-through" structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. As with COMB, the Board took into account the information it received regarding HIPS's returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser's performance attribution analysis.

With respect to GraniteShares Nasdaq Select Disruptors ETF ("DRUP"), the Board noted that the Fund seeks to track the performance, before fees and expenses, of the Nasdaq US Large Cap Select Disruptors Index (the "DRUP Index"), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. As with COMB and HIPS, the Board considered the information it received regarding DRUP's returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser's performance attribution analysis.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks, most recently to single-stock indices provided by Solactive. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund's NAV from the price changes of each's Fund's underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser was obligated by an expense limitation agreement for each S&L Fund.

30 www.graniteshares.com

GraniteShares ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

The YB Funds

With respect to each of the YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

All Funds

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser's commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund's performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser's rationale therefor.

The D1 Funds

With respect to each of the D1 Funds, the Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). Thus, the Board reviewed information provided in the Meeting materials comparing each Fund's proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser's process for identifying such other funds.

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund's proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis. The Board also noted the Adviser's statement that although the average fees for funds providing broad commodity exposure decreased over the prior year, COMB was one of the least expensive broad commodity ETFs available in the market.

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund's fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser's description of the resources involved in managing each Fund. In addition, the Board considered each Fund's size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

The S&L Funds

With respect to each of the existing S&L Funds, the Board considered that the Adviser was not recommending a change to the annual advisory fees previously approved by the Board. The Board considered the new S&L Funds' annual advisory fees with those of average peer funds, noting that the new S&L Funds' advisory fees of 1.30% were higher than the peer group median. The Board noted that the Adviser did not recommend lowering the Adviser's fees for the new S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Funds are operationally intensive to manage, and the costs of launching and managing all the S&L Funds benefit from the advisory fee levels. The Board considered that with the new S&L Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial

Annual Report | June 30, 2025 31

GraniteShares ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

risk in launching new funds with unique strategies in order to build a market for those funds. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

The YB Funds

With respect to each of the existing YB Funds, the Board considered that the Adviser was not recommending a change to the annual advisory fees previously approved by the Board, and that the Adviser was recommending the same annual advisory fees for the new YB Funds. The Board considered that with the YB Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund's proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund's shareholders under the Agreement. The Board noted that the Adviser's operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund's asset levels increase.

The Board concluded that the Adviser's arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements is in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

32 www.graniteshares.com

Must be accompanied or preceded by a prospectus.
ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

graniteshares

GraniteShares ETF Trust

Annual Report Financial Statements & Other Information

June 30, 2025

BABX: GraniteShares 2x Long BABA Daily ETF(1)
FBL: GraniteShares 2x Long META Daily ETF(2)
NVDL: GraniteShares 2x Long NVDA Daily ETF(3)
AAPB: GraniteShares 2x Long AAPL Daily ETF(4)
CONL: GraniteShares 2x Long COIN Daily ETF(5)
TSL: GraniteShares 1.25x Long TSLA Daily ETF
NVD: GraniteShares 2x Short NVDA Daily ETF(6)
TSLR: GraniteShares 2x Long TSLA Daily ETF(7)
TSDD: GraniteShares 2x Short TSLA Daily ETF(8)
AMDL: GraniteShares 2x Long AMD Daily ETF
AMZZ: GraniteShares 2x Long AMZN Daily ETF
MSFL: GraniteShares 2x Long MSFT Daily ETF
CONI: GraniteShares 2x Short COIN Daily ETF
PTIR: GraniteShares 2x Long PLTR Daily ETF
UBRL: GraniteShares 2x Long UBER Daily ETF
MULL: GraniteShares 2x Long MU Daily ETF
TSMU: GraniteShares 2x Long TSM Daily ETF
CRWL: GraniteShares 2x Long CRWD Daily ETF
SMCL: GraniteShares 2x Long SMCI Daily ETF
QCML: GraniteShares 2x Long QCOM Daily ETF
DLLL: GraniteShares 2x Long DELL Daily ETF
INTW: GraniteShares 2x Long INTC Daily ETF
MRAL: GraniteShares 2x Long MARA Daily ETF
MVLL: GraniteShares 2x Long MRVL Daily ETF
IONL: GraniteShares 2x Long IONQ Daily ETF
VRTL: GraniteShares 2x Long VRT Daily ETF
RDTL: GraniteShares 2x Long RDDT Daily ETF
LCDL: GraniteShares 2x Long LCID Daily ETF
RVNL: GraniteShares 2x Long RIVN Daily ETF
MSTP: GraniteShares 2x Long MSTR Daily ETF
MSDD: GraniteShares 2x Short MSTR Daily ETF

(1) the Fund was previously named the "GraniteShares 1.75x Long BABA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund' Investment Objective.

(2) the Fund was previously named the "GraniteShares 1.5x Long META Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund' Investment Objective.

(3) the Fund was previously named the "GraniteShares 1.5x Long NVDA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund' Investment Objective

(4) the Fund was previously named the "GraniteShares 1.75x Long AAPL Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

(5) the Fund was previously named the "GraniteShares 1.5x Long COIN Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

(6) the Fund was previously named the "GraniteShares 1.5x Short NVDA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

(7) the Fund was previously named the "GraniteShares 1.75x Long TSLA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

(8) the Fund was previously named the "GraniteShares 1.5x Short TSLA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund investment Objective

Table of Contents

Schedule of Investments	
GraniteShares 2x Long BABA Daily ETF	1
GraniteShares 2x Long META Daily ETF	2
GraniteShares 2x Long NVDA Daily ETF	3
GraniteShares 2x Long AAPL Daily ETF	4
GraniteShares 2x Long COIN Daily ETF	5
GraniteShares 1.25x Long TSLA Daily ETF	6
GraniteShares 2x Short NVDA Daily ETF	7
GraniteShares 2x Long TSLA Daily ETF	8
GraniteShares 2x Short TSLA Daily ETF	9
GraniteShares 2x Long AMD Daily ETF	10
GraniteShares 2x Long AMZN Daily ETF	11
GraniteShares 2x Long MSFT Daily ETF	12
GraniteShares 2x Short COIN Daily ETF	13
GraniteShares 2x Long PLTR Daily ETF	14
GraniteShares 2x Long UBER Daily ETF	15
GraniteShares 2x Long MU Daily ETF	16
GraniteShares 2x Long TSM Daily ETF	17
GraniteShares 2x Long CRWD Daily ETF	18
GraniteShares 2x Long SMCI Daily ETF	19
GraniteShares 2x Long QCOM Daily ETF	20
GraniteShares 2x Long DELL Daily ETF	21
GraniteShares 2x Long INTC Daily ETF	22
GraniteShares 2x Long MARA Daily ETF	23
GraniteShares 2x Long MRVL Daily ETF	24
GraniteShares 2x Long IONQ Daily ETF	25
GraniteShares 2x Long VRT Daily ETF	26
GraniteShares 2x Long RDDT Daily ETF	27
GraniteShares 2x Long LCID Daily ETF	28
GraniteShares 2x Long RIVN Daily ETF	29
GraniteShares 2x Long MSTR Daily ETF	30
GraniteShares 2x Short MSTR Daily ETF	31
Statements of Assets and Liabilities	32
Statements of Operations	39
Statements of Changes in Net Assets	
GraniteShares 2x Long BABA Daily ETF	46
GraniteShares 2x Long META Daily ETF	47
GraniteShares 2x Long NVDA Daily ETF	48
GraniteShares 2x Long AAPL Daily ETF	49
GraniteShares 2x Long COIN Daily ETF	50
GraniteShares 1.25x Long TSLA Daily ETF	51
GraniteShares 2x Short NVDA Daily ETF	52
GraniteShares 2x Long TSLA Daily ETF	53
GraniteShares 2x Short TSLA Daily ETF	54
GraniteShares 2x Long AMD Daily ETF	55
GraniteShares 2x Long AMZN Daily ETF	56
GraniteShares 2x Long MSFT Daily ETF	57
GraniteShares 2x Short COIN Daily ETF	58
GraniteShares 2x Long PLTR Daily ETF	59
GraniteShares 2x Long UBER Daily ETF	60
GraniteShares 2x Long MU Daily ETF	61
GraniteShares 2x Long TSM Daily ETF	62
GraniteShares 2x Long CRWD Daily ETF	63
GraniteShares 2x Long SMCI Daily ETF	64
GraniteShares 2x Long QCOM Daily ETF	65
GraniteShares 2x Long DELL Daily ETF	66
GraniteShares 2x Long INTC Daily ETF	67
GraniteShares 2x Long MARA Daily ETF	68
GraniteShares 2x Long MRVL Daily ETF	69
GraniteShares 2x Long IONQ Daily ETF	70
GraniteShares 2x Long VRT Daily ETF	71
GraniteShares 2x Long RDDT Daily ETF	72
GraniteShares 2x Long LCID Daily ETF	73
GraniteShares 2x Long RIVN Daily ETF	74
GraniteShares 2x Long MSTR Daily ETF	75
GraniteShares 2x Short MSTR Daily ETF	76
Financial Highlights	
GraniteShares 2x Long BABA Daily ETF	77
GraniteShares 2x Long META Daily ETF	78
GraniteShares 2x Long NVDA Daily ETF	79
GraniteShares 2x Long AAPL Daily ETF	80
GraniteShares 2x Long COIN Daily ETF	81
GraniteShares 1.25x Long TSLA Daily ETF	82
GraniteShares 2x Short NVDA Daily ETF	83
GraniteShares 2x Long TSLA Daily ETF	84
GraniteShares 2x Short TSLA Daily ETF	85
GraniteShares 2x Long AMD Daily ETF	86
GraniteShares 2x Long AMZN Daily ETF	87
GraniteShares 2x Long MSFT Daily ETF	88
GraniteShares 2x Short COIN Daily ETF	89
GraniteShares 2x Long PLTR Daily ETF	90
GraniteShares 2x Long UBER Daily ETF	91
GraniteShares 2x Long MU Daily ETF	92
GraniteShares 2x Long TSM Daily ETF	93
GraniteShares 2x Long CRWD Daily ETF	94
GraniteShares 2x Long SMCI Daily ETF	95
GraniteShares 2x Long QCOM Daily ETF	96
GraniteShares 2x Long DELL Daily ETF	97
GraniteShares 2x Long INTC Daily ETF	98
GraniteShares 2x Long MARA Daily ETF	99
GraniteShares 2x Long MRVL Daily ETF	100
GraniteShares 2x Long IONQ Daily ETF	101
GraniteShares 2x Long VRT Daily ETF	102
GraniteShares 2x Long RDDT Daily ETF	103
GraniteShares 2x Long LCID Daily ETF	104
GraniteShares 2x Long RIVN Daily ETF	105
GraniteShares 2x Long MSTR Daily ETF	106
GraniteShares 2x Short MSTR Daily ETF	107
Notes to Financial Statements and Financial Highlights	108
Report of Independent Registered Public Accounting Firm	140
Additional Information	142
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	**144**
Proxy Disclosures for Open-End Management Investment Companies	**145**
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	**146**
Statement Regarding Basis for Approval of Investment Advisory Contract	**147**

GraniteShares 2x Long BABA Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$ 80,863,433[(a)]
NET ASSETS (100.00%)	$ 80,863,433

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Alibaba Group Holding, Ltd.	$ 43,633,665	OBFR01	125 bps	Monthly	Receive	11/04/2025	$ 58,502,889	$ 14,869,224
TD Cowen	Alibaba Group Holding, Ltd.	44,007,551	OBFR01	100 bps	Monthly	Receive	07/01/2026	58,633,650	14,626,099
Wells Fargo	Alibaba Group Holding, Ltd.	44,064,520	FEDL01	200 bps	At Termination	Receive	03/13/2026	44,150,513	85,993
TOTAL		$ 131,705,736						$ 161,287,052	$ 29,581,316

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 1

GraniteShares 2x Long META Daily ETF Schedule of Investments

June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 101.61%[a]				
United States Treasury Bill, 3.867% , 07/22/2025	$	170,000,000	$	169,588,194
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $169,616,555)				169,588,194
TOTAL INVESTMENTS - 101.61%				
(Cost $169,616,555)			$	169,588,194
Liabilities In Excess Of Other Assets - (1.61%)				(2,691,622)[b]
NET ASSETS (100.00%)			$	166,896,572

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Meta Platforms, Inc.	$ 150,645,715	OBFR01	100 bps	Monthly	Receive	10/19/2027	$ 209,084,659	$ 58,438,944
Goldman Sachs	Meta Platforms, Inc.	16,639,652	SOFRRATE	200 bps	Monthly	Receive	06/15/2026	17,787,969	1,148,317
TD Cowen	Meta Platforms, Inc.	85,116,915	OBFR01	200 bps	Monthly	Receive	07/01/2026	107,111,621	21,994,706
TOTAL		$ 252,402,282						$ 333,984,249	$ 81,581,967

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

2 www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 195.27%[(a)]		
United States Treasury Bill, 5.031% , 07/01/2025	$ 170,000,000	$ 170,000,000
United States Treasury Bill, 3.867% , 07/22/2025	7,900,000,000	7,880,863,119
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $8,052,181,076)		8,050,863,119
TOTAL INVESTMENTS - 195.27% (Cost $8,052,181,076)		$ 8,050,863,119
Liabilities In Excess Of Other Assets - (95.27%)		(3,927,831,172)[(b)]
NET ASSETS (100.00%)		$ 4,123,031,947

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
(b) *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	$ 258,398,707	OBFR01	300 bps	Monthly	Receive	07/31/2025	$ 390,393,290	$ 131,994,583
BMO Capital	NVIDIA Corp.	237,939,560	SOFRRATE	375 bps	At Termination	Receive	07/14/2025	371,276,500	133,336,940
Cantor Fitzgerald	NVIDIA Corp.	130,514,252	OBFR01	400 bps	Monthly	Receive	07/10/2025	180,819,555	50,305,303
Clear Street, LLC	NVIDIA Corp.	2,245,915,916	OBFR01	600 bps	Monthly	Receive	10/19/2027	4,419,681,775	2,173,765,860
Goldman Sachs	NVIDIA Corp.	428,053,027	SOFRRATE	300 bps	Monthly	Receive	11/04/2025	685,676,600	257,623,573
Natixis SA	NVIDIA Corp.	653,859,523	FEDL01	450 bps	Monthly	Receive	07/31/2025	1,165,988,318	512,128,795
Nomura Holdings, Inc.	NVIDIA Corp.	249,376,946	SOFRRATE	400 bps	Monthly	Receive	04/30/2026	261,236,465	11,859,519
TD Cowen	NVIDIA Corp.	275,387,100	OBFR01	200 bps	Monthly	Receive	07/01/2026	445,531,800	170,144,700
Wells Fargo	NVIDIA Corp.	127,655,015	FEDL01	200 bps	At Termination	Receive	12/02/2025	324,889,056	197,234,041
TOTAL		$ 4,607,100,046						$8,245,493,359	$ 3,638,393,313

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 3

GraniteShares 2x Long AAPL Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$ 29,407,986[(a)]
NET ASSETS (100.00%)	$ 29,407,986

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Apple, Inc.	$ 57,667,521	OBFR01	100 bps	Monthly	Receive	07/01/2026	$ 58,899,178	$ 1,231,657
TOTAL		$ 57,667,521						$ 58,899,178	$ 1,231,657

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
4 www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF | Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 190.65%[(a)]		
United States Treasury Bill, 3.867% , 07/22/2025	$ 1,764,000,000	$ 1,759,726,904
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,760,021,192)		1,759,726,904
TOTAL INVESTMENTS - 190.65% (Cost $1,760,021,192)		$ 1,759,726,904
Liabilities In Excess Of Other Assets - (90.65%)		(836,702,884)[(b)]
NET ASSETS (100.00%)		$ 923,024,020

[(a)] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[(b)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Coinbase Global, Inc.	$ 70,731,550	SOFRRATE	600 bps	At Termination	Receive	10/07/2025	$ 149,904,573	$ 79,173,023
Clear Street, LLC	Coinbase Global, Inc.	375,523,518	OBFR01	700 bps	Monthly	Receive	10/14/2025	806,379,352	430,855,834
Goldman Sachs	Coinbase Global, Inc.	66,535,625	SOFRRATE	600 bps	Monthly	Receive	12/08/2025	140,196,000	73,660,375
Natixis SA	Coinbase Global, Inc.	103,754,072	FEDL01	750 bps	Monthly	Receive	07/31/2025	217,198,653	113,444,581
Nomura Holdings, Inc.	Coinbase Global, Inc.	195,025,157	SOFRRATE	1150 bps	Monthly	Receive	04/30/2026	396,878,403	201,853,246
TD Cowen	Coinbase Global, Inc.	65,444,835	OBFR01	200 bps	Monthly	Receive	07/01/2026	135,219,042	69,774,207
TOTAL		$ 877,014,757						$1,845,776,023	$ 968,761,266

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 5

GraniteShares 1.25x Long TSLA Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 51.08%[a]				
United States Treasury Bill, 3.867% , 07/22/2025	$	7,000,000	$	6,983,043
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $6,984,211)				6,983,043
TOTAL INVESTMENTS - 51.08%				
(Cost $6,984,211)			$	6,983,043
Other Assets In Excess Of Liabilities - 48.92%				6,687,265[b]
NET ASSETS (100.00%)			$	13,670,308

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Tesla, Inc.	$ 13,560,272	OBFR01	100 bps	Monthly	Receive	07/01/2026	$ 17,081,214	$ 3,520,942
TOTAL		$ 13,560,272						$ 17,081,214	$ 3,520,942

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

6 www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 11.45%[(a)]		
United States Treasury Bill, 5.031% , 07/01/2025	$ 18,000,000	$ 18,000,000
TOTAL UNITED STATES TREASURY OBLIGATIONS		
(Cost $18,000,000)		18,000,000
TOTAL INVESTMENTS - 11.45%		
(Cost $18,000,000)		$ 18,000,000
Other Assets In Excess Of Liabilities - 88.55%		139,263,028[(b)]
NET ASSETS (100.00%)		$ 157,263,028

[(a)] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[(b)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Clear Street, LLC	NVIDIA Corp.	$ (129,054,042)	OBFR01	(30) bps	Monthly	Pay	12/17/2025	$(142,108,845)	$ (13,054,803)
Goldman Sachs	NVIDIA Corp.	(77,381,311)	SOFRRATE	(40) bps	Monthly	Pay	06/16/2026	(85,267,203)	(7,885,892)
TD Cowen	NVIDIA Corp.	(81,362,162)	OBFR01	(100) bps	Monthly	Pay	07/01/2026	(86,697,645)	(5,335,483)
TOTAL		$ (287,797,515)						$(314,073,693)	$ (26,276,178)

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 7

GraniteShares 2x Long TSLA Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 16.39%[a]				
United States Treasury Bill, 5.031% , 07/01/2025	$	42,000,000	$	42,000,000
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $42,000,000)				42,000,000
TOTAL INVESTMENTS - 16.39% (Cost $42,000,000)			$	42,000,000
Other Assets In Excess Of Liabilities - 83.61%				214,250,017[b]
NET ASSETS (100.00%)			$	256,250,017

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	Tesla, Inc.	$ 135,051,703	OBFR01	300 bps	Monthly	Receive	10/31/2025	$ 150,805,909	$ 15,754,206
TD Cowen	Tesla, Inc.	127,926,842	OBFR01	200 bps	Monthly	Receive	07/01/2026	161,454,189	33,527,347
Wells Fargo	Tesla, Inc.	161,239,556	FEDL01	200 bps	At Termination	Receive	03/03/2026	200,094,034	38,854,478
TOTAL		$ 424,218,101						$ 512,354,132	$ 88,136,031

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate

See Notes to Financial Statements.

8 www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$ 87,201,804[(a)]
NET ASSETS (100.00%)	$ 87,201,804

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation / (Depreciation)
Bank of America	Tesla, Inc.	$ (39,663,810)	OBFR01	(100) bps	Monthly	Pay	04/30/2026	$(36,721,496)	$ 2,942,314
Cantor Fitzgerald	Tesla, Inc.	(40,134,961)	OBFR01	(350) bps	Monthly	Pay	04/10/2026	(38,786,286)	1,348,675
Clear Street, LLC	Tesla, Inc.	(51,070,518)	OBFR01	(30) bps	Monthly	Pay	04/21/2026	(49,078,470)	1,992,048
Goldman Sachs	Tesla, Inc.	(35,332,601)	SOFRRATE	(40) bps	Monthly	Pay	04/14/2026	(36,689,730)	(1,357,129)
TD Cowen	Tesla, Inc.	(13,318,401)	OBFR01	(100) bps	Monthly	Pay	07/01/2026	(12,611,102)	707,299
TOTAL		$ (179,520,291)						$(173,887,084)	$ 5,633,207

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 9

GraniteShares 2x Long AMD Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 34.08%[(a)]				
United States Treasury Bill, 3.867% , 07/22/2025	$	157,000,000	$	156,619,685
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $156,645,877)				156,619,685
TOTAL INVESTMENTS - 34.08%				
(Cost $156,645,877)			$	156,619,685
Other Assets In Excess Of Liabilities - 65.92%				302,962,994[(b)]
NET ASSETS (100.00%)			$	459,582,679

(a) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Advanced Micro Devices, Inc.	$ 139,803,886	OBFR01	375 bps	Monthly	Receive	05/07/2026	$207,188,190	$ 67,384,304
Clear Street, LLC	Advanced Micro Devices, Inc.	135,542,747	OBFR01	100 bps	Monthly	Receive	04/07/2026	181,319,820	45,777,073
Nomura Holdings, Inc.	Advanced Micro Devices, Inc.	145,556,473	SOFRRATE	300 bps	Monthly	Receive	04/30/2026	195,765,240	50,208,767
TD Cowen	Advanced Micro Devices, Inc.	122,365,012	OBFR01	200 bps	Monthly	Receive	07/01/2026	166,945,350	44,580,338
Wells Fargo	Advanced Micro Devices, Inc.	133,472,886	FEDL01	200 bps	At Termination	Receive	03/03/2026	167,626,470	34,153,584
TOTAL		$ 676,741,004						$918,845,070	$ 242,104,066

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

10 www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$ 49,488,830[(a)]
NET ASSETS (100.00%)	$ 49,488,830

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Amazon.com, Inc.	$ 89,824,337	OBFR01	100 bps	Monthly	Receive	07/01/2026	$ 99,129,397	$ 9,305,060
TOTAL		$ 89,824,337						$ 99,129,397	$ 9,305,060

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 11

GraniteShares 2x Long MSFT Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 135.49%[a]				
United States Treasury Bill, 3.867% , 07/22/2025	$	27,000,000	$	26,934,595
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $26,939,100)				26,934,595
TOTAL INVESTMENTS - 135.49%				
(Cost $26,939,100)			$	26,934,595
Liabilities In Excess Of Other Assets - (35.49%)				(7,055,527)[b]
NET ASSETS (100.00%)			$	19,879,068

[a] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Microsoft Corp.	$ 31,445,740	OBFR01	100 bps	Monthly	Receive	07/01/2026	$ 39,869,899	$ 8,424,159
TOTAL		$ 31,445,740						$ 39,869,899	$ 8,424,159

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
12 www.graniteshares.com

GraniteShares 2x Short COIN Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 35.35%[(a)]				
United States Treasury Bill, 3.867% , 07/22/2025	$	13,000,000	$	12,968,509
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $12,970,678)				12,968,509
TOTAL INVESTMENTS - 35.35% (Cost $12,970,678)			$	12,968,509
Other Assets In Excess Of Liabilities - 64.65%				23,719,262[(b)]
NET ASSETS (100.00%)			$	36,687,771

[(a)] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[(b)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	Coinbase Global, Inc.	$ (65,456,983)	OBFR01	(350) bps	Monthly	Pay	06/05/2026	$(73,357,557)	$ (7,900,574)
TOTAL		$ (65,456,983)						$(73,357,557)	$ (7,900,574)

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 13

GraniteShares 2x Long PLTR Daily ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 133.40%[a]		
United States Treasury Bill, 3.867% , 07/22/2025	$ 651,000,000	$ 649,423,024
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $649,531,630)		649,423,024
TOTAL INVESTMENTS - 133.40% (Cost $649,531,630)		$ 649,423,024
Liabilities In Excess Of Other Assets - (33.40%)		(162,600,353)[b]
NET ASSETS (100.00%)		$ 486,822,671

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Palantir Technologies, Inc.	$ 109,747,625	SOFRRATE	350 bps	At Termination	Receive	12/15/2025	$223,439,795	$ 113,692,170
Clear Street, LLC	Palantir Technologies, Inc.	139,041,374	OBFR01	250 bps	Monthly	Receive	12/18/2025	291,656,640	152,615,266
Nomura Holdings, Inc.	Palantir Technologies, Inc.	58,742,238	SOFRRATE	450 bps	Monthly	Receive	03/09/2026	58,876,608	134,370
TD Cowen	Palantir Technologies, Inc.	183,217,399	OBFR01	200 bps	Monthly	Receive	07/01/2026	348,003,286	164,785,887
Wells Fargo	Palantir Technologies, Inc.	52,021,341	FEDL01	250 bps	At Termination	Receive	05/12/2026	52,210,560	189,219
TOTAL		$ 542,769,977						$974,186,889	$ 431,416,912

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

14 www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 183.72%[a]		
United States Treasury Bill, 3.867% , 07/22/2025	$ 54,000,000	$ 53,869,191
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $53,878,200)		53,869,191
TOTAL INVESTMENTS - 183.72% (Cost $53,878,200)		$ 53,869,191
Liabilities In Excess Of Other Assets - (83.72%)		(24,548,305)[b]
NET ASSETS (100.00%)		$ 29,320,886

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Uber Technologies, Inc.	$ 43,461,785	OBFR01	100 bps	Monthly	Receive	07/01/2026	$ 58,602,756	$ 15,140,971
TOTAL		$ 43,461,785						$ 58,602,756	$ 15,140,971

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 15

GraniteShares 2x Long MU Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 215.65%[a]				
United States Treasury Bill, 3.867% , 07/22/2025	$	19,000,000	$	18,953,975
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $18,957,145)				18,953,975
TOTAL INVESTMENTS - 215.65%				
(Cost $18,957,145)			$	18,953,975
Liabilities In Excess Of Other Assets - (115.65%)				(10,164,787)[b]
NET ASSETS (100.00%)			$	8,789,188

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Micron Technology, Inc.	$ 12,722,323	SOFRRATE	300 bps	Monthly	Receive	12/11/2025	$ 17,571,260	$ 4,848,937
TOTAL		$ 12,722,323						$ 17,571,260	$ 4,848,937

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

16 www.graniteshares.com

GraniteShares 2x Long TSM Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 156.09%[(a)]				
United States Treasury Bill, 3.867% , 07/22/2025	$	22,000,000	$	21,946,707
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $21,950,378)				21,946,707
TOTAL INVESTMENTS - 156.09%				
(Cost $21,950,378)			$	21,946,707
Liabilities In Excess Of Other Assets - (56.09%)				(7,885,978)[(b)]
NET ASSETS (100.00%)			$	14,060,729

[(a)] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[(b)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Taiwan Semiconductor Manufacturing Co., Ltd.	$ 21,618,644	SOFRRATE	350 bps	Monthly	Receive	12/12/2025	$ 28,105,371	$ 6,486,727
TOTAL		$ 21,618,644						$ 28,105,371	$ 6,486,727

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 17

GraniteShares 2x Long CRWD Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 119.28%[(a)]				
United States Treasury Bill, 3.867% , 07/22/2025	$	42,000,000	$	41,898,260
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $41,905,267)				41,898,260
TOTAL INVESTMENTS - 119.28% (Cost $41,905,267)			$	41,898,260
Liabilities In Excess Of Other Assets - (19.28%)				(6,771,032)[(b)]
NET ASSETS (100.00%)			$	35,127,228

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
(b) *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Crowdstrike Holdings, Inc.	$ 55,604,511	SOFRRATE	400 bps	Monthly	Receive	12/11/2025	$ 70,260,842	$ 14,656,331
TOTAL		$ 55,604,511						$ 70,260,842	$ 14,656,331

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

18 www.graniteshares.com

GraniteShares 2x Long SMCI Daily ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 47.73%[a]		
United States Treasury Bill, 3.867% , 07/22/2025	$ 35,000,000	$ 34,915,216
TOTAL UNITED STATES TREASURY OBLIGATIONS		
(Cost $34,921,055)		34,915,216
TOTAL INVESTMENTS - 47.73%		
(Cost $34,921,055)		$ 34,915,216
Other Assets In Excess Of Liabilities - 52.27%		38,229,585[b]
NET ASSETS (100.00%)		$ 73,144,801

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
(b) *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Super Micro Computer, Inc.	$ 19,805,668	OBFR01	750 bps	Monthly	Receive	03/30/2026	$ 25,014,704	$ 5,209,036
Clear Street, LLC	Super Micro Computer, Inc	6,705,399	OBFR01	600 bps	Monthly	Receive	06/16/2026	7,527,936	822,537
Marex Derivative Products, Inc.	Super Micro Computer, Inc	48,316,146	OBFR01	500 bps	Monthly	Receive	03/24/2026	59,169,773	10,853,627
Nomura Holdings, Inc.	Super Micro Computer, Inc.	35,695,912	SOFRRATE	2250 bps	Monthly	Receive	01/12/2026	54,799,992	19,104,080
TOTAL		$ 110,523,125						$ 146,512,405	$ 35,989,280

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 19

GraniteShares 2x Long QCOM Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$ 3,179,485[(a)]
NET ASSETS (100.00%)	$ 3,179,485

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	QUALCOMM, Inc.	$ 5,759,227	OBFR01	100 bps	Monthly	Receive	07/01/2026	$ 6,362,437	$ 603,210
TOTAL		$ 5,759,227						$ 6,362,437	$ 603,210

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

20 www.graniteshares.com

GraniteShares 2x Long DELL Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 224.64%[a]				
United States Treasury Bill, 3.867% , 07/22/2025	$	16,000,000	$	15,961,242
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $15,963,911)				15,961,242
TOTAL INVESTMENTS - 224.64%				
(Cost $15,963,911)			$	15,961,242
Liabilities In Excess Of Other Assets - (124.64%)				(8,856,134)[b]
NET ASSETS (100.00%)			$	7,105,108

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Dell Technologies, Inc.	$ 10,278,421	OBFR01	100 bps	Monthly	Receive	07/01/2026	$ 14,210,566	$ 3,932,145
TOTAL		$ 10,278,421						$ 14,210,566	$ 3,932,145

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 21

GraniteShares 2x Long INTC Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$ 22,758,303[(a)]
NET ASSETS (100.00%)	$ 22,758,303

(a) *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Intel Corp.	$ 41,341,926	OBFR01	100 bps	Monthly	Receive	07/01/2026	$ 45,572,800	$ 4,230,874
TOTAL		$ 41,341,926						$ 45,572,800	$ 4,230,874

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

22 www.graniteshares.com

GraniteShares 2x Long MARA Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$ 41,742,032[(a)]
NET ASSETS (100.00%)	$ 41,742,032

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	MARA Holdings, Inc.	$ 78,188,734	OBFR01	350 bps	Monthly	Receive	04/07/2026	$ 83,443,002	$ 5,254,268
TOTAL		$ 78,188,734						$ 83,443,002	$ 5,254,268

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 23

GraniteShares 2x Long MRVL Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 91.80%[(a)]				
United States Treasury Bill, 3.867% , 07/22/2025	$	19,000,000	$	18,953,975
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $18,957,144)				18,953,975
TOTAL INVESTMENTS - 91.80%				
(Cost $18,957,144)			$	18,953,975
Other Assets In Excess Of Liabilities - 8.20%				1,692,675[(b)]
NET ASSETS (100.00%)			$	20,646,650

[(a)] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[(b)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Marvell Technology, Inc.	$ 34,201,187	OBFR01	300 bps	Monthly	Receive	04/07/2026	$ 41,277,420	$ 7,076,233
TOTAL		$ 34,201,187						$ 41,277,420	$ 7,076,233

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
24 www.graniteshares.com

GraniteShares 2x Long IONQ Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 58.07%[(a)]				
United States Treasury Bill, 3.867% , 07/22/2025	$	8,000,000	$	7,980,621
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $7,981,956)				7,980,621
TOTAL INVESTMENTS - 58.07%				
(Cost $7,981,956)			$	7,980,621
Other Assets In Excess Of Liabilities - 41.93%				5,763,663[(b)]
NET ASSETS (100.00%)			$	13,744,284

[(a)] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[(b)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	IonQ, Inc.	$ 24,028,757	OBFR01	450 bps	Monthly	Receive	04/27/2026	$ 27,492,206	$ 3,463,449
TOTAL		$ 24,028,757						$ 27,492,206	$ 3,463,449

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 25

GraniteShares 2x Long VRT Daily ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 199.55%[a]				
United States Treasury Bill, 3.867% , 07/22/2025	$	17,000,000	$	16,958,819
TOTAL UNITED STATES TREASURY OBLIGATIONS				
(Cost $16,961,655)				16,958,819
TOTAL INVESTMENTS - 199.55%				
(Cost $16,961,655)			$	16,958,819
Liabilities In Excess Of Other Assets - (99.55%)				(8,460,168)[b]
NET ASSETS (100.00%)			$	8,498,651

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Vertiv Holdings Co.	$ 12,411,984	OBFR01	400 bps	Monthly	Receive	04/27/2026	$ 17,014,325	$ 4,602,341
TOTAL		$ 12,411,984						$ 17,014,325	$ 4,602,341

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

26 www.graniteshares.com

GraniteShares 2x Long RDDT Daily ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 185.88%[a]		
United States Treasury Bill, 3.867% , 07/22/2025	$ 49,000,000	$ 48,881,303
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $48,889,478)		48,881,303
TOTAL INVESTMENTS - 185.88% (Cost $48,889,478)		$ 48,881,303
Liabilities In Excess Of Other Assets - (85.88%)		(22,584,743)[b]
NET ASSETS (100.00%)		$ 26,296,560

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Reddit, Inc.	$ 40,272,257	OBFR01	300 bps	Monthly	Receive	04/27/2026	$ 52,624,215	$ 12,351,958
TOTAL		$ 40,272,257						$ 52,624,215	$ 12,351,958

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 27

GraniteShares 2x Long LCID Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$	3,742,170[(a)]
NET ASSETS (100.00%)	$	3,742,170

(a) *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	Lucid Group, Inc.	$ 7,776,925	OBFR01	400 bps	Monthly	Receive	05/22/2026	$ 7,480,372	$ (296,553)
TOTAL		$ 7,776,925						$ 7,480,372	$ (296,553)

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

28 www.graniteshares.com

GraniteShares 2x Long RIVN Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$	1,424,643[(a)]
NET ASSETS (100.00%)	$	1,424,643

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Rivian Automotive, Inc.	$ 2,829,902	OBFR01	350 bps	Monthly	Receive	05/22/2026	$ 2,848,302	$ 18,400
TOTAL		$ 2,829,902						$ 2,848,302	$ 18,400

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Annual Report | June 30, 2025 29

GraniteShares 2x Long MSTR Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$	782,417[(a)]
NET ASSETS (100.00%)	$	782,417

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$ 1,488,897	OBFR01	650 bps	Monthly	Receive	07/10/2026	$ 1,562,349	$ 73,452
TOTAL		$ 1,488,897						$ 1,562,349	$ 73,452

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
30 www.graniteshares.com

GraniteShares 2x Short MSTR Daily ETF Schedule of Investments
June 30, 2025

Other Assets In Excess Of Liabilities - (100.00%)	$	692,453[(a)]
NET ASSETS (100.00%)	$	692,453

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Fixed Rate	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$ (1,341,174)	(200) bps	Monthly	Pay	07/10/2026	$ (1,382,871)	$ (41,697)
TOTAL		$ (1,341,174)					$ (1,382,871)	$ (41,697)

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.

Annual Report | June 30, 2025 31

GraniteShares ETF Trust Statements of Assets and Liabilities

June 30, 2025

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
ASSETS:					
Investments at cost	$ –	$ 169,616,555	$ 8,052,181,076	$ –	$ 1,760,021,192
Investments at value	$ –	$ 169,588,194	$ 8,050,863,119	$ –	$ 1,759,726,904
Cash	52,563,876	30,201,310	247,437,506	10,618,854	2,771,040
Cash collateral held for open swap contracts	33,930,000	57,390,000	267,909,808	17,570,000	31,523,500
Due from counterparty	1,398,273	–	–	–	–
Unrealized appreciation on total return swap contracts	29,581,316	81,581,967	3,638,393,313	1,231,657	968,761,266
Receivable for investments sold	72,958,271	331,221,667	1,254,773,281	–	–
Receivable for shares sold	–	164,473,120	626,622,501	604,214	1,384,531
Other assets	12,142	10,901	95,430	4,581	21,997
Total Assets	190,443,878	834,467,159	14,086,094,958	30,029,306	2,764,189,238
LIABILITIES:					
Administration payable	2,687	8,307	96,235	1,968	18,737
Payable for accounting and legal	22,148	26,162	138,434	23,078	46,160
Payable to custodian	5,788	5,256	21,447	4,396	12,682
Payable for investments purchased	72,927,924	499,050,788	9,136,050,646	–	1,760,021,192
Payable for trustee fees	435	435	435	435	435
Payable for transfer agency	5,882	5,707	8,752	5,378	6,673
Payable for capital shares redeemed	36,504,981	166,430,815	722,440,090	–	34,274,522
Advisory fees payable	104,839	162,564	3,164,093	55,124	661,964
Due to Counterparty	–	1,873,323	100,994,500	528,657	46,061,614
Other accrued payables	5,761	7,230	148,379	2,284	61,239
Total Liabilities	109,580,445	667,570,587	9,963,063,011	621,320	1,841,165,218
Commitments and contingencies (Note 5)					
NET ASSETS	$ 80,863,433	$ 166,896,572	$ 4,123,031,947	$ 29,407,986	$ 923,024,020
NET ASSETS CONSIST OF:					
Paid-in capital	$ 60,058,182	$ 82,743,670	$ 987,509,616	$ 28,176,329	$ 708,576,887
Total distributable earnings	20,805,251	84,152,902	3,135,522,331	1,231,657	214,447,133
NET ASSETS	$ 80,863,433	$ 166,896,572	$ 4,123,031,947	$ 29,407,986	$ 923,024,020
Shares outstanding	3,250,001	3,650,005	58,480,006	1,460,001	20,000,001
Net Asset Value per share	$ 24.88	$ 45.73	$ 70.50	$ 20.14	$ 46.15

See Notes to Financial Statements.

32 www.graniteshares.com

GraniteShares ETF Trust Statements of Assets and Liabilities
June 30, 2025

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF	GraniteShares 2x Long AMD Daily ETF
ASSETS:					
Investments at cost	$ 6,984,211	$ 18,000,000	$ 42,000,000	$ –	$ 156,645,877
Investments at value	$ 6,983,043	$ 18,000,000	$ 42,000,000	$ –	$ 156,619,685
Cash	13,814,918	25,957,068	50,537,867	6,023,106	60,482,036
Cash collateral held for open swap contracts	2,605,000	145,200,000	81,930,481	97,430,800	165,033,123
Due from counterparty	562,470	–	–	–	–
Unrealized appreciation on total return swap contracts	3,520,942	–	88,136,031	6,990,336	242,104,066
Receivable for investments sold	28,713,592	–	–	–	–
Receivable for shares sold	23,492,044	–	–	–	–
Other assets	4,478	35,835	18,867	10,958	32,303
Total Assets	79,696,487	189,192,903	262,623,246	110,455,200	624,271,213
LIABILITIES:					
Unrealized depreciation on total return swap contracts	–	26,276,178	–	1,357,129	–
Administration payable	2,767	3,367	2,687	2,067	11,121
Payable for accounting and legal	22,713	19,840	23,833	19,006	22,840
Payable to custodian	5,018	6,319	7,686	6,431	2,438
Payable for investments purchased	36,257,917	–	–	–	156,645,877
Payable for trustee fees	435	434	434	434	435
Payable for transfer agency	5,840	6,533	6,281	5,826	10,756
Payable for capital shares redeemed	29,696,078	–	–	–	–
Advisory fees payable	33,106	133,107	239,363	106,144	289,345
Due to Counterparty	–	5,470,839	6,067,589	21,741,079	7,664,093
Other accrued payables	2,305	13,258	25,356	15,280	41,629
Total Liabilities	66,026,179	31,929,875	6,373,229	23,253,396	164,688,534
Commitments and contingencies (Note 5)					
NET ASSETS	$ 13,670,308	$ 157,263,028	$ 256,250,017	$ 87,201,804	$ 459,582,679
NET ASSETS CONSIST OF:					
Paid-in capital	$ 10,150,534	$ 281,831,435	$ 249,024,504	$ 165,585,476	$ 520,229,533
Total distributable earnings/(losses)	3,519,774	(124,568,407)	7,225,513	(78,383,672)	(60,646,854)
NET ASSETS	$ 13,670,308	$ 157,263,028	$ 256,250,017	$ 87,201,804	$ 459,582,679
Shares outstanding	1,090,001	12,447,577	13,550,001	3,808,982	53,920,000
Net Asset Value per share	$ 12.54	$ 12.63	$ 18.91	$ 22.89	$ 8.52

See Notes to Financial Statements.

Annual Report | June 30, 2025 33

GraniteShares ETF Trust Statements of Assets and Liabilities

June 30, 2025

	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF	GraniteShares 2x Short COIN Daily ETF	GraniteShares 2x Long PLTR Daily ETF	GraniteShares 2x Long UBER Daily ETF
ASSETS:					
Investments at cost	$ –	$ 26,939,100	$ 12,970,678	$ 649,531,630	$ 53,878,200
Investments at value	$ –	$ 26,934,595	$ 12,968,509	$ 649,423,024	$ 53,869,191
Cash	20,571,020	9,726,607	3,697,609	152,120,346	7,886,080
Cash collateral held for open swap contracts	19,903,333	1,691,212	43,298,444	6,723,333	6,600,069
Due from counterparty	–	101,331	–	25,611,454	–
Unrealized appreciation on total return swap contracts	9,305,060	8,424,159	–	431,416,912	15,140,971
Receivable for investments sold	–	–	–	–	115,363,243
Receivable for shares sold	309,279	–	651,502	43,724,917	56,468,971
Other assets	6,137	3,167	5,604	25,500	3,781
Total Assets	50,094,829	46,881,071	60,621,668	1,309,045,486	255,332,306
LIABILITIES:					
Unrealized depreciation on total return swap contracts	–	–	7,900,574	–	–
Administration payable	1,661	1,613	578	2,826	1,313
Payable for accounting and legal	14,234	13,510	12,991	28,468	11,443
Payable to custodian	330	263	1,603	7,126	2,104
Payable for investments purchased	–	26,939,100	12,970,678	649,531,630	167,132,109
Payable for trustee fees	435	435	723	723	723
Payable for transfer agency	9,867	9,958	5,154	6,701	5,693
Payable for capital shares redeemed	–	–	2,364,712	126,731,840	58,638,743
Advisory fees payable	56,813	35,177	14,115	461,541	34,510
Due to Counterparty	518,757	–	661,374	–	182,976
Other accrued payables	3,902	1,947	1,395	21,960	1,806
Payable for Cash collateral	–	–	–	45,430,000	–
Total Liabilities	605,999	27,002,003	23,933,897	822,222,815	226,011,420
Commitments and contingencies (Note 5)					
NET ASSETS	$ 49,488,830	$ 19,879,068	$ 36,687,771	$ 486,822,671	$ 29,320,886
NET ASSETS CONSIST OF:					
Paid-in capital	$ 44,076,719	$ 14,750,671	$ 49,649,071	$ 23,941,779	$ 11,599,999
Total distributable earnings/(losses)	5,412,111	5,128,397	(12,961,300)	462,880,892	17,720,887
NET ASSETS	$ 49,488,830	$ 19,879,068	$ 36,687,771	$ 486,822,671	$ 29,320,886
Shares outstanding	1,600,000	660,000	760,000[(a)]	25,050,015[(b)]	880,001
Net Asset Value per share	$ 30.93	$ 30.12	$ 48.27[(a)]	$ 19.43[(b)]	$ 33.32

[(a)] *The Fund had a 1 for 20 reverse stock split after the close of business August 14, 2025. See Note 1 in the accompanying Notes to Financial Statements*

[(b)] *The Fund had a 15 for 1 stock split after the close of business July 8, 2025. See Note 1 in the accompanying Notes to Financial Statements.*

See Notes to Financial Statements.

34 www.graniteshares.com

GraniteShares ETF Trust Statements of Assets and Liabilities
June 30, 2025

	GraniteShares 2x Long MU Daily ETF	GraniteShares 2x Long TSM Daily ETF	GraniteShares 2x Long CRWD Daily ETF	GraniteShares 2x Long SMCI Daily ETF	GraniteShares 2x Long QCOM Daily ETF
ASSETS:					
Investments at cost	$ 18,957,145	$ 21,950,378	$ 41,905,267	$ 34,921,055	$ –
Investments at value	$ 18,953,975	$ 21,946,707	$ 41,898,260	$ 34,915,216	$ –
Cash	1,864,065	168,479	7,324,661	4,433,400	931,009
Cash collateral held for open swap contracts	2,260,000	7,730,000	17,350,000	40,440,000	1,691,063
Unrealized appreciation on total return swap contracts	4,848,937	6,486,727	14,656,331	35,989,280	603,210
Receivable for investments sold	17,820,168	–	–	–	–
Receivable for shares sold	9,010,899	–	–	–	–
Other assets	1,172	3,807	7,772	15,837	1,018
Total Assets	54,759,216	36,335,720	81,237,024	115,793,733	3,226,300
LIABILITIES:					
Administration payable	532	620	664	705	676
Payable for accounting and legal	10,236	10,393	10,940	13,305	9,688
Payable to custodian	189	907	2,459	4,344	1,201
Payable for investments purchased	37,008,265	21,950,378	41,905,266	34,921,055	–
Payable for trustee fees	723	723	723	723	473
Payable for transfer agency	6,508	6,704	5,532	6,519	2,924
Payable for capital shares redeemed	8,788,745	–	2,962,321	1,645,655	–
Advisory fees payable	11,515	17,483	44,245	79,959	3,492
Due to Counterparty	142,758	286,324	1,175,178	5,969,327	28,061
Other accrued payables	557	1,459	2,468	7,340	300
Total Liabilities	45,970,028	22,274,991	46,109,796	42,648,932	46,815
Commitments and contingencies (Note 5)					
NET ASSETS	$ 8,789,188	$ 14,060,729	$ 35,127,228	$ 73,144,801	$ 3,179,485
NET ASSETS CONSIST OF:					
Paid-in capital	$ 3,941,569	$ 10,378,822	$ 25,413,344	$ 69,760,117	$ 2,773,058
Total distributable earnings	4,847,619	3,681,907	9,713,884	3,384,684	406,427
NET ASSETS	$ 8,789,188	$ 14,060,729	$ 35,127,228	$ 73,144,801	$ 3,179,485
Shares outstanding	410,001	510,001	830,001	4,000,000	160,001
Net Asset Value per share	$ 21.44	$ 27.57	$ 42.32	$ 18.29	$ 19.87

See Notes to Financial Statements.

Annual Report | June 30, 2025 35

GraniteShares ETF Trust Statements of Assets and Liabilities
June 30, 2025

	GraniteShares 2x Long DELL Daily ETF	GraniteShares 2x Long INTC Daily ETF	GraniteShares 2x Long MARA Daily ETF	GraniteShares 2x Long MRVL Daily ETF	GraniteShares 2x Long IONQ Daily ETF
ASSETS:					
Investments at cost	$ 15,963,911	$ –	$ –	$ 18,957,144	$ 7,981,956
Investments at value	$ 15,961,242	$ –	$ –	$ 18,953,975	$ 7,980,621
Cash	1,867,779	6,151,644	8,116,416	6,178,286	383,752
Cash collateral held for open swap contracts	1,389,708	12,627,221	29,496,228	7,679,335	10,194,623
Unrealized appreciation on total return swap contracts	3,932,145	4,230,874	5,254,268	7,076,233	3,463,449
Other assets	1,083	4,670	3,845	1,417	1,081
Total Assets	23,151,957	23,014,409	42,870,757	39,889,246	22,023,526
LIABILITIES:					
Administration payable	676	678	678	676	676
Payable for accounting and legal	9,796	10,226	10,260	9,805	9,682
Payable to custodian	1,131	1,901	2,187	2,187	1,770
Payable for investments purchased	15,963,911	–	–	18,957,144	7,981,955
Payable for trustee fees	473	473	473	473	473
Payable for transfer agency	2,959	3,239	3,333	3,333	2,500
Advisory fees payable	8,150	26,515	33,393	9,233	8,447
Due to Counterparty	59,149	210,466	1,074,768	257,967	272,572
Other accrued payables	604	2,608	3,633	1,778	1,167
Total Liabilities	16,046,849	256,106	1,128,725	19,242,596	8,279,242
Commitments and contingencies (Note 5)					
NET ASSETS	$ 7,105,108	$ 22,758,303	$ 41,742,032	$ 20,646,650	$ 13,744,284
NET ASSETS CONSIST OF:					
Paid-in capital	$ 4,481,770	$ 26,780,231	$ 40,619,740	$ 14,289,341	$ 11,763,884
Total distributable earnings/(losses)	2,623,338	(4,021,928)	1,122,292	6,357,309	1,980,400
NET ASSETS	$ 7,105,108	$ 22,758,303	$ 41,742,032	$ 20,646,650	$ 13,744,284
Shares outstanding	290,001	1,150,001	2,110,001	900,001	280,001
Net Asset Value per share	$ 24.50	$ 19.79	$ 19.78	$ 22.94	$ 49.09

See Notes to Financial Statements.

36 www.graniteshares.com

GraniteShares ETF Trust
Statements of Assets and Liabilities
June 30, 2025

	GraniteShares 2x Long VRT Daily ETF	GraniteShares 2x Long RDDT Daily ETF	GraniteShares 2x Long LCID Daily ETF	GraniteShares 2x Long RIVN Daily ETF	GraniteShares 2x Long MSTR Daily ETF
ASSETS:					
Investments at cost	$ 16,961,655	$ 48,889,478	$ –	$ –	$ –
Investments at value	$ 16,958,819	$ 48,881,303	$ –	$ –	$ –
Cash	1,522,730	7,239,152	486,526	299,649	140,117
Cash collateral held for open swap contracts	2,526,019	6,875,068	3,947,000	1,108,000	600,000
Due from advisor	–	–	2,978	6,571	14,783
Due from counterparty	–	–	–	7,538	–
Unrealized appreciation on total return swap contracts	4,602,341	12,351,958	–	18,400	73,452
Other assets	414	1,443	453	144	61
Total Assets	25,610,323	75,348,924	4,436,957	1,440,302	828,413
LIABILITIES:					
Unrealized depreciation on total return swap contracts	–	–	296,553	–	–
Administration payable	676	677	608	608	264
Payable for accounting and legal	9,555	9,909	9,181	9,107	9,055
Payable to custodian	1,770	1,770	603	603	570
Payable for investments purchased	16,961,655	48,889,478	–	–	–
Payable for trustee fees	473	473	473	473	1,175
Payable for transfer agency	2,500	2,500	1,667	1,667	833
Advisory fees payable	3,164	17,413	–	–	–
Due to Counterparty	130,948	127,760	382,439	–	30,632
Other accrued payables	931	2,384	3,263	3,201	3,467
Total Liabilities	17,111,672	49,052,364	694,787	15,659	45,996
Commitments and contingencies (Note 5)					
NET ASSETS	$ 8,498,651	$ 26,296,560	$ 3,742,170	$ 1,424,643	$ 782,417
NET ASSETS CONSIST OF:					
Paid-in capital	$ 4,537,394	$ 16,635,607	$ 4,430,681	$ 1,113,272	$ 738,566
Total distributable earnings/(losses)	3,961,257	9,660,953	(688,511)	311,371	43,851
NET ASSETS	$ 8,498,651	$ 26,296,560	$ 3,742,170	$ 1,424,643	$ 782,417
Shares outstanding	220,001	920,001	200,001	40,001	30,001
Net Asset Value per share	$ 38.63	$ 28.58	$ 18.71	$ 35.62	$ 26.08

See Notes to Financial Statements.

Annual Report | June 30, 2025 37

GraniteShares ETF Trust Statements of Assets and Liabilities
June 30, 2025

		GraniteShares 2x Short MSTR Daily ETF
ASSETS:		
Investments at cost	$	–
Investments at value	$	–
Cash		151,560
Cash collateral held for open swap contracts		600,000
Due from advisor		14,708
Other assets		61
Total Assets		766,329
LIABILITIES:		
Unrealized depreciation on total return swap contracts		41,697
Administration payable		264
Payable for accounting and legal		9,057
Payable to custodian		570
Payable for trustee fees		1,175
Payable for transfer agency		833
Due to Counterparty		16,814
Other accrued payables		3,466
Total Liabilities		73,876
Commitments and contingencies (Note 5)		
NET ASSETS	$	692,453
NET ASSETS CONSIST OF:		
Paid-in capital	$	750,025
Total distributable earnings		(57,572)
NET ASSETS	$	692,453
Shares outstanding		30,001
Net Asset Value per share	$	23.08

See Notes to Financial Statements.

38 www.graniteshares.com

GraniteShares ETF Trust
Statements of Operations
For the Year Ended June 30, 2025

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
INVESTMENT INCOME:					
Interest	$ 1,479,526	$ 3,747,936	$ 50,647,435	$ 751,137	$ 14,339,815
Total Investment Income	1,479,526	3,747,936	50,647,435	751,137	14,339,815
EXPENSES:					
Advisory fees	578,412	1,399,527	47,099,075	239,103	7,547,895
Administration fees	5,582	16,467	192,202	4,896	36,790
Transfer agency	11,921	16,603	18,365	11,085	15,243
Trustee fees	3,270	3,270	3,270	1,841	1,841
Custody fees	10,159	10,631	15,425	8,462	24,238
Accounting and legal	35,968	65,425	1,579,705	24,822	268,041
Recoupment of waived fees	54,891	44,152	–	31,918	–
Overdraft Fees	–	–	16,412	–	–
Other expenses	22,356	41,884	1,095,540	18,010	232,995
Total Expenses	722,559	1,597,959	50,019,994	340,137	8,127,043
Less waiver fees	(27,659)	–	–	(37,678)	–
Fees Paid Indirectly (Note 5)	(21,550)	(49,450)	(195,750)	(24,850)	(141,000)
Net Expenses	673,350	1,548,509	49,824,244	277,609	7,986,043
NET INVESTMENT INCOME	806,176	2,199,427	823,191	473,528	6,353,772
REALIZED GAIN/(LOSS) ON:					
Investments	(5,401,515)	4,099,125	1,652,850	(1,295,912)	(2,528,686)
Total return swaps	(1,818,001)	34,577,040	(1,006,997,183)	7,047,721	(671,808,551)
Total Net realized gain/(loss)	(7,219,516)	38,676,165	(1,005,344,333)	5,751,809	(674,337,237)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Investments	–	(15,160)	(8,160,554)	2,475	(293,958)
Total return swaps	30,734,731	50,880,718	1,638,956,715	(6,122,925)	860,578,121
Option Contracts	–	–	4,736,475	–	–
Total net change in unrealized appreciation/(depreciation)	30,734,731	50,865,558	1,635,532,636	(6,120,450)	860,284,163
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 24,321,391	$ 91,741,150	$ 631,011,494	$ 104,887	$ 192,300,698

See Notes to Financial Statements.

Annual Report | June 30, 2025
39

GraniteShares ETF Trust

Statements of Operations

For the Year Ended June 30, 2025

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF	GraniteShares 2x Long AMD Daily ETF
INVESTMENT INCOME:					
Interest	$ 547,246	$ 3,617,663	$ 3,032,683	$ 1,765,289	$ 8,473,250
Total Investment Income	547,246	3,617,663	3,032,683	1,765,289	8,473,250
EXPENSES:					
Advisory fees	150,255	1,092,849	1,371,174	420,917	2,098,152
Administration fees	8,092	13,440	7,186	4,359	29,791
Transfer agency	10,756	13,766	11,750	9,950	11,888
Trustee fees	1,841	603	603	603	2,074
Custody fees	10,189	17,179	11,706	11,280	11,688
Accounting and legal	21,980	44,280	64,079	31,400	85,753
Recoupment of waived fees	21,550	22,148	51,897	43,822	19,287
Overdraft Fees	–	–	–	–	–
Other expenses	13,568	44,518	52,603	29,777	78,305
Total Expenses	238,231	1,248,783	1,570,998	552,108	2,336,938
Less waiver fees	(36,769)	–	(143,968)	(80,751)	–
Fees Paid Indirectly (Note 5)	(24,850)	(115,500)	(48,000)	(49,800)	(63,000)
Net Expenses	176,612	1,133,283	1,379,030	421,557	2,273,938
NET INVESTMENT INCOME	370,634	2,484,380	1,653,653	1,343,732	6,199,312
REALIZED GAIN/(LOSS) ON:					
Investments	(986,182)	(1,823)	(25,875)	387	(5)
Total return swaps	3,917,074	(51,457,510)	(80,323,488)	(80,118,454)	(312,457,086)
Total Net realized gain/(loss)	2,930,892	(51,459,333)	(80,349,363)	(80,118,067)	(312,457,091)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Investments	(1,168)	–	–	–	(26,192)
Total return swaps	2,061,482	(31,945,174)	80,903,985	5,957,313	238,993,714
Total net change in unrealized appreciation/(depreciation)	2,060,314	(31,945,174)	80,903,985	5,957,313	238,967,522
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,361,840	$ (80,920,127)	$ 2,208,275	$ (72,817,022)	$ (67,290,257)

See Notes to Financial Statements.

40

www.graniteshares.com

GraniteShares ETF Trust Statements of Operations
For the Year Ended June 30, 2025

	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF	GraniteShares 2x Short COIN Daily ETF*	GraniteShares 2x Long PLTR Daily ETF*	GraniteShares 2x Long UBER Daily ETF*
INVESTMENT INCOME:					
Interest	$ 1,288,756	$ 823,509	$ 170,445	$ 4,232,533	$ 421,735
Total Investment Income	1,288,756	823,509	170,445	4,232,533	421,735
EXPENSES:					
Advisory fees	317,058	202,136	48,620	2,370,869	146,205
Administration fees	4,499	4,388	1,044	6,556	2,873
Transfer agency	10,586	10,656	8,807	10,907	9,325
Trustee fees	2,074	2,074	1,238	1,238	1,238
Custody fees	5,260	5,864	1,934	9,024	2,488
Accounting and legal	26,892	23,042	20,398	98,680	21,593
Recoupment of waived fees	21,414	23,136	6,248	–	13,661
Overdraft Fees	–	–	–	–	–
Other expenses	18,324	14,592	12,210	46,993	13,608
Total Expenses	406,107	285,888	100,499	2,544,267	210,991
Less waiver fees	(20,476)	(31,624)	(39,162)	–	(30,748)
Fees Paid Indirectly (Note 5)	(16,900)	(19,600)	(4,650)	(19,300)	(5,850)
Net Expenses	368,731	234,664	56,687	2,524,967	174,393
NET INVESTMENT INCOME	920,025	588,845	113,758	1,707,566	247,342
REALIZED GAIN/(LOSS) ON:					
Investments	(3,367)	121	(243)	(30,360,028)	1,631,912
Total return swaps	(5,761,893)	(4,347,099)	(5,107,960)	74,713,730	5,055,442
Total Net realized gain/(loss)	(5,765,260)	(4,346,978)	(5,108,203)	44,353,702	6,687,354
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Investments	–	(4,505)	(2,169)	(108,606)	(9,009)
Total return swaps	7,464,290	7,629,857	(7,900,574)	431,416,912	15,140,971
Total net change in unrealized appreciation/(depreciation)	7,464,290	7,625,352	(7,902,743)	431,308,306	15,131,962
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,619,055	$ 3,867,219	$ (12,897,188)	$ 477,369,574	$ 22,066,658

* *Commenced operations on September 3, 2024.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 41

GraniteShares ETF Trust Statements of Operations

For the Year Ended June 30, 2025

	GraniteShares 2x Long MU Daily ETF*	GraniteShares 2x Long TSM Daily ETF*	GraniteShares 2x Long CRWD Daily ETF*	GraniteShares 2x Long SMCI Daily ETF†	GraniteShares 2x Long QCOM Daily ETF‡
INVESTMENT INCOME:					
Interest	$ 78,668	$ 127,577	$ 269,377	$ 558,945	$ 15,995
Total Investment Income	78,668	127,577	269,377	558,945	15,995
EXPENSES:					
Advisory fees	35,433	53,810	112,851	249,635	6,435
Administration fees	848	1,022	1,108	1,166	676
Transfer agency	6,508	6,704	7,033	7,168	2,924
Trustee fees	1,238	1,238	1,238	1,238	988
Custody fees	1,571	2,186	2,504	4,103	681
Accounting and legal	15,450	15,921	17,426	22,214	12,283
Recoupment of waived fees	15,635	13,174	11,515	–	6,666
Overdraft Fees	–	–	–	–	–
Other expenses	10,080	11,071	12,375	16,803	6,984
Total Expenses	86,763	105,126	166,050	302,327	37,637
Less waiver fees	(43,283)	(39,494)	(27,923)	–	(29,429)
Fees Paid Indirectly (Note 5)	(2,000)	(3,500)	(8,250)	(13,000)	(750)
Net Expenses	41,480	62,132	129,877	289,327	7,458
NET INVESTMENT INCOME	37,188	65,445	139,500	269,618	8,537
REALIZED GAIN/(LOSS) ON:					
Investments	630,129	(105)	–	(723)	(21)
Total return swaps	582,597	(2,882,060)	(5,162,972)	(32,917,732)	(205,299)
Total Net realized gain/(loss)	1,212,726	(2,882,165)	(5,162,972)	(32,918,455)	(205,320)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Investments	(3,170)	(3,671)	(7,007)	(5,839)	–
Total return swaps	4,848,937	6,486,727	14,656,331	35,989,280	603,210
Total net change in unrealized appreciation	4,845,767	6,483,056	14,649,324	35,983,441	603,210
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,095,681	$ 3,666,336	$ 9,625,852	$ 3,334,604	$ 406,427

* *Commenced operations on November 11, 2024.*

† *Commenced operations on December 10, 2024.*

‡ *Commenced operations on February 12, 2025.*

See Notes to Financial Statements.

42 www.graniteshares.com

GraniteShares ETF Trust Statements of Operations

For the Year Ended June 30, 2025

	GraniteShares 2x Long DELL Daily ETF*	GraniteShares 2x Long INTC Daily ETF*	GraniteShares 2x Long MARA Daily ETF†	GraniteShares 2x Long MRVL Daily ETF†	GraniteShares 2x Long IONQ Daily ETF‡
INVESTMENT INCOME:					
Interest	$ 40,580	$ 244,477	$ 149,362	$ 59,718	$ 43,431
Total Investment Income	40,580	244,477	149,362	59,718	43,431
EXPENSES:					
Advisory fees	18,860	84,907	59,507	26,571	17,660
Administration fees	676	678	678	676	676
Transfer agency	2,959	3,239	3,333	3,333	2,500
Trustee fees	988	988	988	988	988
Custody fees	611	1,381	1,667	1,667	1,250
Accounting and legal	12,602	14,305	12,977	12,138	11,565
Recoupment of waived fees	8,404	8,349	1,714	–	8,487
Overdraft Fees	–	–	–	–	–
Other expenses	7,308	9,519	9,059	7,198	6,549
Total Expenses	52,408	123,366	89,923	52,571	49,675
Less waiver fees	(29,874)	(22,580)	(19,945)	(21,123)	(29,191)
Fees Paid Indirectly (Note 5)	(750)	(2,750)	–	–	–
Net Expenses	21,784	98,036	69,978	31,448	20,484
NET INVESTMENT INCOME	18,796	146,441	79,384	28,270	22,947
REALIZED GAIN/(LOSS) ON:					
Investments	(21)	–	(63)	(22)	(20)
Total return swaps	(1,324,913)	(8,399,243)	(4,211,297)	(744,003)	(1,504,641)
Total Net realized loss	(1,324,934)	(8,399,243)	(4,211,360)	(744,025)	(1,504,661)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Investments	(2,669)	–	–	(3,169)	(1,335)
Total return swaps	3,932,145	4,230,874	5,254,268	7,076,233	3,463,449
Total net change in unrealized appreciation	3,929,476	4,230,874	5,254,268	7,073,064	3,462,114
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,623,338	$ (4,021,928)	$ 1,122,292	$ 6,357,309	$ 1,980,400

* *Commenced operations on February 12, 2025.*

† *Commenced operations on March 6, 2025*

‡ *Commenced operations on March 24, 2025*

See Notes to Financial Statements.

Annual Report | June 30, 2025 43

GraniteShares ETF Trust
Statements of Operations
For the Year Ended June 30, 2025

	GraniteShares 2x Long VRT Daily ETF*	GraniteShares 2x Long RDDT Daily ETF*	GraniteShares 2x Long LCID Daily ETF†	GraniteShares 2x Long RIVN Daily ETF†	GraniteShares 2x Long MSTR Daily ETF‡
INVESTMENT INCOME:					
Interest	$ 23,313	$ 94,579	$ 19,458	$ 8,163	$ 1,612
Total Investment Income	23,313	94,579	19,458	8,163	1,612
EXPENSES:					
Advisory fees	13,498	37,540	4,916	2,552	531
Administration fees	676	677	608	608	264
Transfer agency	2,500	2,500	1,667	1,667	833
Trustee fees	988	988	473	473	1,175
Custody fees	1,250	1,250	83	83	42
Accounting and legal	11,458	12,088	10,218	10,137	9,055
Recoupment of waived fees	3,475	9,382	–	–	–
Overdraft Fees	–	–	–	–	–
Other expenses	6,312	7,766	5,165	5,101	3,995
Total Expenses	40,157	72,191	23,130	20,621	15,895
Less waiver fees	(24,468)	(27,756)	(17,453)	(17,639)	(15,314)
Fees Paid Indirectly (Note 5)	–	–	–	–	–
Net Expenses	15,689	44,435	5,677	2,982	581
NET INVESTMENT INCOME	7,624	50,144	13,781	5,181	1,031
REALIZED GAIN/(LOSS) ON:					
Investments	(20)	(21)	–	–	–
Total return swaps	(645,852)	(2,732,953)	(405,739)	287,790	(30,632)
Total Net realized gain/(loss)	(645,872)	(2,732,974)	(405,739)	287,790	(30,632)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Investments	(2,836)	(8,175)	–	–	–
Total return swaps	4,602,341	12,351,958	(296,553)	18,400	73,452
Total net change in unrealized appreciation/(depreciation)	4,599,505	12,343,783	(296,553)	18,400	73,452
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,961,257	$ 9,660,953	$ (688,511)	$ 311,371	$ 43,851

* *Commenced operations on March 24, 2025*

† *Commenced operations on April 21, 2025*

‡ *Commenced operations on June 9, 2025*

See Notes to Financial Statements.

44
www.graniteshares.com

GraniteShares ETF Trust
Statements of Operations
For the Year Ended June 30, 2025

		GraniteShares 2x Short MSTR Daily ETF*
INVESTMENT INCOME:		
Interest	$	1,596
Total Investment Income		1,596
EXPENSES:		
Advisory fees		596
Administration fees		264
Transfer agency		833
Trustee fees		1,175
Custody fees		42
Accounting and legal		9,057
Other expenses		3,994
Total Expenses		15,961
Less waiver fees		(15,304)
Fees Paid Indirectly (Note 5)		–
Net Expenses		657
NET INVESTMENT INCOME		939
REALIZED GAIN/(LOSS) ON:		
Total return swaps		(16,814)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:		
Total return swaps		(41,697)
Total net change in unrealized appreciation/(depreciation)		(41,697)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$	(57,572)

* *Commenced operations on June 9, 2025*

See Notes to Financial Statements.

Annual Report | June 30, 2025
45

GraniteShares 2x Long BABA Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
OPERATIONS:		
Net investment income	$ 806,176	$ 62,852
Net realized loss	(7,219,516)	(4,155,787)
Net change in unrealized appreciation/depreciation	30,734,731	(1,153,415)
Net increase/(decrease) in net assets resulting from operations	24,321,391	(5,246,350)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	454,729,363	35,412,866
Cost of shares redeemed	(417,096,613)	(14,752,534)
Net increase from capital share transactions	37,632,750	20,660,332
Net increase in net assets	61,954,141	15,413,982
NET ASSETS:		
Beginning of period	18,909,292	3,495,310
End of period	$ 80,863,433	$ 18,909,292
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	1,450,001	180,001
Shares sold	17,480,000	2,230,000
Shares redeemed	(15,680,000)	(960,000)
Shares outstanding, end of period	3,250,001	1,450,001

See Notes to Financial Statements.

46 www.graniteshares.com

GraniteShares 2x Long META Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
OPERATIONS:		
Net investment income	$ 2,199,427	$ 353,144
Net realized gain/(loss)	38,676,165	(4,199,842)
Net change in unrealized appreciation	50,865,558	30,688,048
Net increase in net assets resulting from operations	91,741,150	26,841,350
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	–	(4,802,714)
Total distributions	–	(4,802,714)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	1,430,804,380	257,165,139
Cost of shares redeemed	(1,465,155,566)	(176,068,135)
Net increase/(decrease) from capital share transactions	(34,351,186)	81,097,004
Net increase in net assets	57,389,964	103,135,640
NET ASSETS:		
Beginning of period	109,506,608	6,370,968
End of period	$ 166,896,572	$ 109,506,608
CAPITAL SHARE TRANSACTIONS:*		
Beginning shares	4,100,005	350,005
Shares sold	37,180,000	11,000,000
Shares redeemed	(37,630,000)	(7,250,000)
Shares outstanding, end of period	3,650,005	4,100,005

* *The Fund had a 5 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 47

GraniteShares 2x Long NVDA Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
OPERATIONS:		
Net investment income/(loss)	$ 823,191	$ (4,658,533)
Net realized gain/(loss)	(1,005,344,333)	47,606,649
Net change in unrealized appreciation	1,635,532,636	2,001,542,720
Net increase in net assets resulting from operations	631,011,494	2,044,490,836
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	–	(25,076,455)
Total distributions	–	(25,076,455)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	9,234,694,497	6,227,350,357
Cost of shares redeemed	(10,466,188,975)	(3,642,206,524)
Net increase/(decrease) from capital share transactions	(1,231,494,478)	2,585,143,833
Net increase/(decrease) in net assets	(600,482,984)	4,604,558,214
NET ASSETS:		
Beginning of period	4,723,514,931	118,956,717
End of period	$ 4,123,031,947	$ 4,723,514,931
CAPITAL SHARE TRANSACTIONS:*		
Beginning shares	67,870,006	8,460,006
Shares sold	174,550,000	160,350,000
Shares redeemed	(183,940,000)	(100,940,000)
Shares outstanding, end of period	58,480,006	67,870,006

* *The Fund had a 6 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements.*

See Notes to Financial Statements.

48 www.graniteshares.com

GraniteShares 2x Long AAPL Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
OPERATIONS:		
Net investment income	$ 473,528	$ 43,226
Net realized gain/(loss)	5,751,809	(2,457,434)
Net change in unrealized appreciation/depreciation	(6,120,450)	7,352,107
Net increase in net assets resulting from operations	104,887	4,937,899
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	–	(689,030)
Total distributions	–	(689,030)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	158,360,031	49,825,788
Cost of shares redeemed	(164,277,279)	(22,379,380)
Net increase/(decrease) from capital share transactions	(5,917,248)	27,446,408
Net increase/(decrease) in net assets	(5,812,361)	31,695,277
NET ASSETS:		
Beginning of period	35,220,347	3,525,070
End of period	$ 29,407,986	$ 35,220,347
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	1,390,001	120,001
Shares sold	7,820,000	2,390,000
Shares redeemed	(7,750,000)	(1,120,000)
Shares outstanding, end of period	1,460,001	1,390,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 49

GraniteShares 2x Long COIN Daily ETF Statement of Changes in Net Assets

		For the Year Ended June 30, 2025		For the Year Ended June 30, 2024
OPERATIONS:				
Net investment income/(loss)	$	6,353,772	$	(895,152)
Net realized loss		(674,337,237)		(156,401,843)
Net change in unrealized appreciation		860,284,163		108,182,815
Net increase/(decrease) in net assets resulting from operations		192,300,698		(49,114,180)
DISTRIBUTIONS TO SHAREHOLDERS:				
From distributable earnings		–		(262,861)
Total distributions		–		(262,861)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		2,283,551,625		1,142,112,416
Cost of shares redeemed		(2,040,332,574)		(612,824,854)
Net increase from capital share transactions		243,219,051		529,287,562
Net increase in net assets		435,519,749		479,910,521
NET ASSETS:				
Beginning of period		487,504,271		7,593,750
End of period	$	923,024,020	$	487,504,271
CAPITAL SHARE TRANSACTIONS:				
Beginning shares		10,730,001		740,001
Shares sold		68,910,000		22,310,000
Shares redeemed		(59,640,000)		(12,320,000)
Shares outstanding, end of period		20,000,001		10,730,001

See Notes to Financial Statements.

50 www.graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF Statement of Changes in Net Assets

		For the Year Ended June 30, 2025		For the Year Ended June 30, 2024
OPERATIONS:				
Net investment income	$	370,634	$	64,746
Net realized gain/(loss)		2,930,892		(3,210,979)
Net change in unrealized appreciation		2,060,314		1,459,460
Net increase/(decrease) in net assets resulting from operations		5,361,840		(1,686,773)
DISTRIBUTIONS TO SHAREHOLDERS:				
From distributable earnings		–		(2,504,701)
Tax return of capital to shareholders		–		(25,049)
Total distributions		–		(2,529,750)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		190,452,643		19,110,015
Cost of shares redeemed		(190,126,729)		(14,176,306)
Net increase from capital share transactions		325,914		4,933,709
Net increase in net assets		5,687,754		717,186
NET ASSETS:				
Beginning of period		7,982,554		7,265,368
End of period	$	13,670,308	$	7,982,554
CAPITAL SHARE TRANSACTIONS:				
Beginning shares		1,020,001		370,001
Shares sold		15,620,000		2,050,000
Shares redeemed		(15,550,000)		(1,400,000)
Shares outstanding, end of period		1,090,001		1,020,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 51

GraniteShares 2x Short NVDA Daily ETF Statement of Changes in Net Assets

		For the Year Ended June 30, 2025		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
OPERATIONS:				
Net investment income/(loss)	$	2,484,380	$	(62,347)
Net realized loss		(51,459,333)		(42,400,278)
Net change in unrealized appreciation/depreciation		(31,945,174)		5,668,996
Net decrease in net assets resulting from operations		(80,920,127)		(36,793,629)
DISTRIBUTIONS TO SHAREHOLDERS:				
From distributable earnings		(6,044,171)		(510,872)
Total distributions		(6,044,171)		(510,872)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		987,706,472		208,135,923
Cost of shares redeemed		(821,860,215)		(92,450,353)
Net increase from capital share transactions		165,846,257		115,685,570
Net increase in net assets		78,881,959		78,381,069
NET ASSETS:				
Beginning of period		78,381,069		–
End of period	$	157,263,028	$	78,381,069
CAPITAL SHARE TRANSACTIONS:*				
Beginning shares		1,419,200		–
Shares sold		37,173,200		2,385,200
Shares redeemed		(26,144,823)		(966,000)
Shares outstanding, end of period		12,447,577		1,419,200

* *The Fund had a 1 for 25 reverse stock split after the close of business November 4, 2024. See Note 1 in the accompanying Notes to Financial Statements.*

See Notes to Financial Statements.

52 www.graniteshares.com

GraniteShares 2x Long TSLA Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment income/(loss)	$ 1,653,653	$ (6,810)
Net realized loss	(80,349,363)	(7,567,647)
Net change in unrealized appreciation	80,903,985	7,232,046
Net increase/(decrease) in net assets resulting from operations	2,208,275	(342,411)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	478,695,663	61,088,309
Cost of shares redeemed	(262,961,750)	(22,438,069)
Net increase from capital share transactions	215,733,913	38,650,240
Net increase in net assets	217,942,188	38,307,829
NET ASSETS:		
Beginning of period	38,307,829	–
End of period	$ 256,250,017	$ 38,307,829
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	2,750,000	–
Shares sold	22,590,001	4,380,000
Shares redeemed	(11,790,000)	(1,630,000)
Shares outstanding, end of period	13,550,001	2,750,000

See Notes to Financial Statements.

Annual Report | June 30, 2025 53

GraniteShares 2x Short TSLA Daily ETF Statement of Changes in Net Assets

		For the Year Ended June 30, 2025		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
OPERATIONS:				
Net investment income/(loss)	$	1,343,732	$	(8,963)
Net realized loss		(80,118,067)		(2,842,163)
Net change in unrealized appreciation/depreciation		5,957,313		(324,106)
Net decrease in net assets resulting from operations		(72,817,022)		(3,175,232)
DISTRIBUTIONS TO SHAREHOLDERS:				
From distributable earnings		–		(348,030)
Total distributions		–		(348,030)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		582,725,357		47,037,297
Cost of shares redeemed		(429,694,747)		(36,525,819)
Net increase from capital share transactions		153,030,610		10,511,478
Net increase in net assets		80,213,588		6,988,216
NET ASSETS:				
Beginning of period		6,988,216		–
End of period	$	87,201,804	$	6,988,216
CAPITAL SHARE TRANSACTIONS:*				
Beginning shares		22,500		–
Shares sold		13,409,500		107,000
Shares redeemed		(9,623,018)		(84,500)
Shares outstanding, end of period		3,808,982		22,500

* *The Fund had a 1 for 20 reverse stock split after the close of business January 10, 2025. See Note 1 in the accompanying Notes to Financial Statements.*

See Notes to Financial Statements.

54 www.graniteshares.com

GraniteShares 2x Long AMD Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment income	$ 6,199,312	$ 19,845
Net realized loss	(312,457,091)	(4,978,709)
Net change in unrealized appreciation	238,967,522	3,110,352
Net decrease in net assets resulting from operations	(67,290,257)	(1,848,512)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	708,730,693	83,238,521
Cost of shares redeemed	(236,938,816)	(26,308,950)
Net increase from capital share transactions	471,791,877	56,929,571
Net increase in net assets	404,501,620	55,081,059
NET ASSETS:		
Beginning of period	55,081,059	–
End of period	$ 459,582,679	$ 55,081,059
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	3,350,000	–
Shares sold	81,540,000	5,000,000
Shares redeemed	(30,970,000)	(1,650,000)
Shares outstanding, end of period	53,920,000	3,350,000

See Notes to Financial Statements.

Annual Report | June 30, 2025 55

GraniteShares 2x Long AMZN Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment income	$ 920,025	$ 28,938
Net realized loss	(5,765,260)	(438,312)
Net change in unrealized appreciation	7,464,290	1,840,770
Net increase in net assets resulting from operations	2,619,055	1,431,396
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	80,391,715	23,400,242
Cost of shares redeemed	(50,574,788)	(7,778,790)
Net increase from capital share transactions	29,816,927	15,621,452
Net increase in net assets	32,435,982	17,052,848
NET ASSETS:		
Beginning of period	17,052,848	–
End of period	$ 49,488,830	$ 17,052,848
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	580,000	–
Shares sold	2,890,000	860,000
Shares redeemed	(1,870,000)	(280,000)
Shares outstanding, end of period	1,600,000	580,000

See Notes to Financial Statements.

56 www.graniteshares.com

GraniteShares 2x Long MSFT Daily ETF Statement of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
OPERATIONS:		
Net investment income	$ 588,845	$ 15,780
Net realized loss	(4,346,978)	(289,712)
Net change in unrealized appreciation	7,625,352	794,302
Net increase in net assets resulting from operations	3,867,219	520,370
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	59,033,256	14,189,924
Cost of shares redeemed	(53,292,266)	(4,439,435)
Net increase from capital share transactions	5,740,990	9,750,489
Net increase in net assets	9,608,209	10,270,859
NET ASSETS:		
Beginning of period	10,270,859	–
End of period	$ 19,879,068	$ 10,270,859
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	370,000	–
Shares sold	2,580,000	540,000
Shares redeemed	(2,290,000)	(170,000)
Shares outstanding, end of period	660,000	370,000

See Notes to Financial Statements.

Annual Report | June 30, 2025 57

GraniteShares 2x Short COIN Daily ETF Statement of Changes in Net Assets

	For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025*
OPERATIONS:	
Net investment income	$ 113,758
Net realized loss	(5,108,203)
Net change in unrealized depreciation	(7,902,743)
Net decrease in net assets resulting from operations	(12,897,188)
DISTRIBUTIONS TO SHAREHOLDERS:	
From distributable earnings	(64,112)
Total distributions	(64,112)
CAPITAL SHARE TRANSACTIONS:	
Proceeds from sale of shares	99,677,509
Cost of shares redeemed	(50,028,438)
Net increase from capital share transactions	49,649,071
Net increase in net assets	36,687,771
NET ASSETS:	
Beginning of period	–
End of period	$ 36,687,771
CAPITAL SHARE TRANSACTIONS:[(a)]	
Beginning shares	–
Shares sold	1,193,000
Shares redeemed	(433,000)
Shares outstanding, end of period	760,000

* *Effective May 5, 2025 the fund changed its name from 1x Short Coin Daily ETF to 2x Short Coin Daily ETF.*

(a) *The Fund had a 1 for 20 reverse stock split after the close of business August 14, 2025. See Note 1 in the accompanying Notes to Financial Statements*

See Notes to Financial Statements.

58 www.graniteshares.com

GraniteShares 2x Long PLTR Daily ETF Statement of Changes in Net Assets

		For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	1,707,566
Net realized gain		44,353,702
Net change in unrealized appreciation		431,308,306
Net increase in net assets resulting from operations		477,369,574
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		2,558,746,853
Cost of shares redeemed		(2,549,293,756)
Net increase from capital share transactions		9,453,097
Net increase in net assets		486,822,671
NET ASSETS:		
Beginning of period		–
End of period	$	486,822,671
CAPITAL SHARE TRANSACTIONS:[a]		
Beginning shares		–
Shares sold		180,750,015
Shares redeemed		(155,700,000)
Shares outstanding, end of period		25,050,015

(a) *The Fund had a 15 for 1 stock split after the close of business July 8, 2025. See Note 1 in the accompanying Notes to Financial Statements.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 59

GraniteShares 2x Long UBER Daily ETF Statement of Changes in Net Assets

		For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	247,342
Net realized gain		6,687,354
Net change in unrealized appreciation		15,131,962
Net increase in net assets resulting from operations		22,066,658
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		175,270,601
Cost of shares redeemed		(168,016,373)
Net increase from capital share transactions		7,254,228
Net increase in net assets		29,320,886
NET ASSETS:		
Beginning of period		–
End of period	$	29,320,886
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		6,620,001
Shares redeemed		(5,740,000)
Shares outstanding, end of period		880,001

See Notes to Financial Statements.

60 www.graniteshares.com

GraniteShares 2x Long MU Daily ETF Statement of Changes in Net Assets

		For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	37,188
Net realized gain		1,212,726
Net change in unrealized appreciation		4,845,767
Net increase in net assets resulting from operations		6,095,681
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		57,169,999
Cost of shares redeemed		(54,476,492)
Net increase from capital share transactions		2,693,507
Net increase in net assets		8,789,188
NET ASSETS:		
Beginning of period		–
End of period	$	8,789,188
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		3,490,001
Shares redeemed		(3,080,000)
Shares outstanding, end of period		410,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 61

GraniteShares 2x Long TSM Daily ETF Statement of Changes in Net Assets

		For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	65,445
Net realized loss		(2,882,165)
Net change in unrealized appreciation		6,483,056
Net increase in net assets resulting from operations		3,666,336
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		19,218,114
Cost of shares redeemed		(8,823,721)
Net increase from capital share transactions		10,394,393
Net increase in net assets		14,060,729
NET ASSETS:		
Beginning of period		–
End of period	$	14,060,729
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		920,001
Shares redeemed		(410,000)
Shares outstanding, end of period		510,001

See Notes to Financial Statements.

62 www.graniteshares.com

GraniteShares 2x Long CRWD Daily ETF Statement of Changes in Net Assets

		For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	139,500
Net realized loss		(5,162,972)
Net change in unrealized appreciation		14,649,324
Net increase in net assets resulting from operations		9,625,852
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		65,403,657
Cost of shares redeemed		(39,902,281)
Net increase from capital share transactions		25,501,376
Net increase in net assets		35,127,228
NET ASSETS:		
Beginning of period		–
End of period	$	35,127,228
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		2,150,001
Shares redeemed		(1,320,000)
Shares outstanding, end of period		830,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 63

GraniteShares 2x Long SMCI Daily ETF Statement of Changes in Net Assets

		For the Period December 10, 2024 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	269,618
Net realized loss		(32,918,455)
Net change in unrealized appreciation		35,983,441
Net increase in net assets resulting from operations		3,334,604
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		157,906,377
Cost of shares redeemed		(88,096,180)
Net increase from capital share transactions		69,810,197
Net increase in net assets		73,144,801
NET ASSETS:		
Beginning of period		–
End of period	$	73,144,801
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		9,720,000
Shares redeemed		(5,720,000)
Shares outstanding, end of period		4,000,000

See Notes to Financial Statements.

64 www.graniteshares.com

GraniteShares 2x Long QCOM Daily ETF Statement of Changes in Net Assets

		For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	8,537
Net realized loss		(205,320)
Net change in unrealized appreciation		603,210
Net increase in net assets resulting from operations		406,427
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		5,312,026
Cost of shares redeemed		(2,538,968)
Net increase from capital share transactions		2,773,058
Net increase in net assets		3,179,485
NET ASSETS:		
Beginning of period		–
End of period	$	3,179,485
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		300,001
Shares redeemed		(140,000)
Shares outstanding, end of period		160,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 65

GraniteShares 2x Long DELL Daily ETF Statement of Changes in Net Assets

		For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	18,796
Net realized loss		(1,324,934)
Net change in unrealized appreciation		3,929,476
Net increase in net assets resulting from operations		2,623,338
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		10,446,817
Cost of shares redeemed		(5,965,047)
Net increase from capital share transactions		4,481,770
Net increase in net assets		7,105,108
NET ASSETS:		
Beginning of period		–
End of period	$	7,105,108
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		670,001
Shares redeemed		(380,000)
Shares outstanding, end of period		290,001

See Notes to Financial Statements.

66 www.graniteshares.com

GraniteShares 2x Long INTC Daily ETF Statement of Changes in Net Assets

		For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	146,441
Net realized loss		(8,399,243)
Net change in unrealized appreciation		4,230,874
Net decrease in net assets resulting from operations		(4,021,928)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		57,748,821
Cost of shares redeemed		(30,968,590)
Net increase from capital share transactions		26,780,231
Net increase in net assets		22,758,303
NET ASSETS:		
Beginning of period		–
End of period	$	22,758,303
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		2,780,001
Shares redeemed		(1,630,000)
Shares outstanding, end of period		1,150,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 67

GraniteShares 2x Long MARA Daily ETF Statement of Changes in Net Assets

		For the Period March 6, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	79,384
Net realized loss		(4,211,360)
Net change in unrealized appreciation		5,254,268
Net increase in net assets resulting from operations		1,122,292
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		45,842,252
Cost of shares redeemed		(5,222,512)
Net increase from capital share transactions		40,619,740
Net increase in net assets		41,742,032
NET ASSETS:		
Beginning of period		–
End of period	$	41,742,032
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		2,430,001
Shares redeemed		(320,000)
Shares outstanding, end of period		2,110,001

See Notes to Financial Statements.

68 www.graniteshares.com

GraniteShares 2x Long MRVL Daily ETF Statement of Changes in Net Assets

		For the Period March 6, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	28,270
Net realized loss		(744,025)
Net change in unrealized appreciation		7,073,064
Net increase in net assets resulting from operations		6,357,309
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		20,746,317
Cost of shares redeemed		(6,456,976)
Net increase from capital share transactions		14,289,341
Net increase in net assets		20,646,650
NET ASSETS:		
Beginning of period		–
End of period	$	20,646,650
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		1,270,001
Shares redeemed		(370,000)
Shares outstanding, end of period		900,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 69

GraniteShares 2x Long IONQ Daily ETF Statement of Changes in Net Assets

		For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	22,947
Net realized loss		(1,504,661)
Net change in unrealized appreciation		3,462,114
Net increase in net assets resulting from operations		1,980,400
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		14,549,809
Cost of shares redeemed		(2,785,925)
Net increase from capital share transactions		11,763,884
Net increase in net assets		13,744,284
NET ASSETS:		
Beginning of period		–
End of period	$	13,744,284
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		370,001
Shares redeemed		(90,000)
Shares outstanding, end of period		280,001

See Notes to Financial Statements.

70 www.graniteshares.com

GraniteShares 2x Long VRT Daily ETF Statement of Changes in Net Assets

		For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	7,624
Net realized loss		(645,872)
Net change in unrealized appreciation		4,599,505
Net increase in net assets resulting from operations		3,961,257
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		6,774,710
Cost of shares redeemed		(2,237,316)
Net increase from capital share transactions		4,537,394
Net increase in net assets		8,498,651
NET ASSETS:		
Beginning of period		–
End of period	$	8,498,651
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		330,001
Shares redeemed		(110,000)
Shares outstanding, end of period		220,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 71

GraniteShares 2x Long RDDT Daily ETF Statement of Changes in Net Assets

	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:	
Net investment income	$ 50,144
Net realized loss	(2,732,974)
Net change in unrealized appreciation	12,343,783
Net increase in net assets resulting from operations	9,660,953
CAPITAL SHARE TRANSACTIONS:	
Proceeds from sale of shares	32,479,638
Cost of shares redeemed	(15,844,031)
Net increase from capital share transactions	16,635,607
Net increase in net assets	26,296,560
NET ASSETS:	
Beginning of period	–
End of period	$ 26,296,560
CAPITAL SHARE TRANSACTIONS:	
Beginning shares	–
Shares sold	1,890,001
Shares redeemed	(970,000)
Shares outstanding, end of period	920,001

See Notes to Financial Statements.

72 www.graniteshares.com

GraniteShares 2x Long LCID Daily ETF Statement of Changes in Net Assets

		For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	13,781
Net realized loss		(405,739)
Net change in unrealized depreciation		(296,553)
Net decrease in net assets resulting from operations		(688,511)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		5,749,617
Cost of shares redeemed		(1,318,936)
Net increase from capital share transactions		4,430,681
Net increase in net assets		3,742,170
NET ASSETS:		
Beginning of period		–
End of period	$	3,742,170
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		260,001
Shares redeemed		(60,000)
Shares outstanding, end of period		200,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 73

GraniteShares 2x Long RIVN Daily ETF Statement of Changes in Net Assets

		For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	5,181
Net realized gain		287,790
Net change in unrealized appreciation		18,400
Net increase in net assets resulting from operations		311,371
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		1,863,976
Cost of shares redeemed		(750,704)
Net increase from capital share transactions		1,113,272
Net increase in net assets		1,424,643
NET ASSETS:		
Beginning of period		–
End of period	$	1,424,643
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		60,001
Shares redeemed		(20,000)
Shares outstanding, end of period		40,001

See Notes to Financial Statements.

74 www.graniteshares.com

GraniteShares 2x Long MSTR Daily ETF Statement of Changes in Net Assets

		For the Period June 9, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	1,031
Net realized loss		(30,632)
Net change in unrealized appreciation		73,452
Net increase in net assets resulting from operations		43,851
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		967,018
Cost of shares redeemed		(228,452)
Net increase from capital share transactions		738,566
Net increase in net assets		782,417
NET ASSETS:		
Beginning of period		–
End of period	$	782,417
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		40,001
Shares redeemed		(10,000)
Shares outstanding, end of period		30,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 75

GraniteShares 2x Short MSTR Daily ETF Statement of Changes in Net Assets

		For the Period June 9, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	939
Net realized loss		(16,814)
Net change in unrealized depreciation		(41,697)
Net decrease in net assets resulting from operations		(57,572)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		750,025
Net increase from capital share transactions		750,025
Net increase in net assets		692,453
NET ASSETS:		
Beginning of period		–
End of period	$	692,453
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		30,001
Shares outstanding, end of period		30,001

See Notes to Financial Statements.

76 www.graniteshares.com

GraniteShares 2x Long BABA Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$ 13.04	$ 19.42	$ 25.00
INCOME FROM OPERATIONS:			
Net investment income[(a)]	0.34	0.08	0.00
Net realized and unrealized gain/(loss)	11.50	(6.46)	(5.58)
Total from investment operations	11.84	(6.38)	(5.58)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	11.84	(6.38)	(5.58)
NET ASSET VALUE, END OF PERIOD	$ 24.88	$ 13.04	$ 19.42
TOTAL RETURN[(b)]	90.80%	(32.85)%	(22.29)%
MARKET VALUE TOTAL RETURN[(c)]	90.72%	(32.87)%	(25.54)%
RATIOS/SUPPLEMENTAL DATA:			
Net assets, end of period (in 000s)	$ 80,863	$ 18,909	$ 3,495
RATIOS TO AVERAGE NET ASSETS			
Ratio of expenses excluding waiver/reimbursement to average net assets	1.23%	1.52%	3.60%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%	1.15%[(d)]
Ratio of net investment income to average net assets	1.38%	0.54%	0.03%[(d)]
Portfolio turnover rate	0%	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 77

GraniteShares 2x Long META Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*
NET ASSET VALUE, BEGINNING OF PERIOD	$ 26.71	$ 18.20	$ 5.00
INCOME FROM OPERATIONS:			
Net investment income[(a)]	0.51	0.21	0.07
Net realized and unrealized gain	18.51	16.31	13.13
Total from investment operations	19.02	16.52	13.20
DISTRIBUTIONS:			
From net investment income	–	(7.89)	–
From realized gains	–	(0.12)	–
Total distributions	–	(8.01)	–
NET INCREASE IN NET ASSET VALUE	19.02	8.51	13.20
NET ASSET VALUE, END OF PERIOD	$ 45.73	$ 26.71	$ 18.20
TOTAL RETURN[(b)]	71.21%	121.19%	264.19%
MARKET VALUE TOTAL RETURN[(c)]	71.38%	121.22%	237.51%
RATIOS/SUPPLEMENTAL DATA:			
Net assets, end of period (in 000s)	$ 166,897	$ 109,507	$ 6,371
RATIOS TO AVERAGE NET ASSETS			
Ratio of expenses excluding waiver/reimbursement to average net assets	1.13%	1.22%	3.48%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.09%	1.15%	1.15%[(d)]
Ratio of net investment income to average net assets	1.55%	0.86%	1.07%[(d)]
Portfolio turnover rate	0%	0%	0%

* *The Fund had a 5 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements.*

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

78 www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*
NET ASSET VALUE, BEGINNING OF PERIOD	$ 69.60	$ 14.06	$ 4.17
INCOME FROM OPERATIONS:			
Net investment income/(loss)[(a)]	0.01	(0.18)	0.06
Net realized and unrealized gain	0.89	57.41	9.83
Total from investment operations	0.90	57.23	9.89
DISTRIBUTIONS:			
From net investment income	–	(1.61)	–
From realized gains	–	(0.08)	–
Total distributions	–	(1.69)	–
NET INCREASE IN NET ASSET VALUE	0.90	55.54	9.89
NET ASSET VALUE, END OF PERIOD	$ 70.50	$ 69.60	$ 14.06
TOTAL RETURN[(b)]	1.29%	450.96%	237.62%
MARKET VALUE TOTAL RETURN[(c)]	1.22%	452.02%	222.13%
RATIOS/SUPPLEMENTAL DATA:			
Net assets, end of period (in 000s)	$ 4,123,032	$ 4,723,515	$ 118,957
RATIOS TO AVERAGE NET ASSETS			
Ratio of expenses excluding waiver/reimbursement to average net assets	1.05%	1.06%	1.57%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.05%	1.06%	1.15%[(d)]
Ratio of net investment income/(loss) to average net assets	0.02%	(0.49)%	1.13%[(d)]
Portfolio turnover rate	10597%	11811%	0%

* *The Fund had a 6 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements.*

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 79

GraniteShares 2x Long AAPL Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.34	$ 29.38	$ 25.00
INCOME FROM OPERATIONS:			
Net investment income[(a)]	0.51	0.10	0.09
Net realized and unrealized gain/(loss)	(5.71)	0.17	4.29
Total from investment operations	(5.20)	0.27	4.38
DISTRIBUTIONS:			
From net investment income	–	(4.31)	–
Total distributions	–	(4.31)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(5.20)	(4.04)	4.38
NET ASSET VALUE, END OF PERIOD	$ 20.14	$ 25.34	$ 29.38
TOTAL RETURN[(b)]	(20.52)%	2.32%	17.57%
MARKET VALUE TOTAL RETURN[(c)]	(20.47)%	2.42%	17.16%
RATIOS/SUPPLEMENTAL DATA:			
Net assets, end of period (in 000s)	$ 29,408	$ 35,220	$ 3,525
RATIOS TO AVERAGE NET ASSETS			
Ratio of expenses excluding waiver/reimbursement to average net assets	1.41%	1.65%	5.09%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%	1.15%[(d)]
Ratio of net investment income to average net assets	1.96%	0.47%	0.44%[(d)]
Portfolio turnover rate	0%	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

80 www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$ 45.43	$ 10.26	$ 25.00
INCOME FROM OPERATIONS:			
Net investment income/(loss)[a]	0.26	(0.27)	0.01
Net realized and unrealized gain/(loss)	0.46	35.55	(14.75)
Total from investment operations	0.72	35.28	(14.74)
DISTRIBUTIONS:			
From net investment income	–	(0.11)	–
Total distributions	–	(0.11)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.72	35.17	(14.74)
NET ASSET VALUE, END OF PERIOD	$ 46.15	$ 45.43	$ 10.26
TOTAL RETURN[b]	1.58%	343.82%	(58.94)%
MARKET VALUE TOTAL RETURN[c]	1.50%	344.36%	(51.40)%
RATIOS/SUPPLEMENTAL DATA:			
Net assets, end of period (in 000s)	$ 923,024	$ 487,504	$ 7,594
RATIOS TO AVERAGE NET ASSETS			
Ratio of expenses excluding waiver/reimbursement to average net assets	1.06%	1.12%	2.46%[d]
Ratio of expenses including waiver/reimbursement to average net assets	1.04%	1.10%	1.15%[d]
Ratio of net investment income/(loss) to average net assets	0.83%	(0.57)%	0.17%[d]
Portfolio turnover rate	0%	44577%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 81

GraniteShares 1.25x Long TSLA Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$ 7.83	$ 19.64	$ 25.00
INCOME FROM OPERATIONS:			
Net investment income[a]	0.30	0.12	0.11
Net realized and unrealized gain/(loss)	4.41	(5.27)	(5.47)
Total from investment operations	4.71	(5.15)	(5.36)
DISTRIBUTIONS:			
From net investment income	–	(6.59)	–
From return of capital	–	(0.07)	–
Total distributions	–	(6.66)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.71	(11.81)	(5.36)
NET ASSET VALUE, END OF PERIOD	$ 12.54	$ 7.83	$ 19.64
TOTAL RETURN[b]	60.15%	(37.53)%	(21.44)%
MARKET VALUE TOTAL RETURN[c]	60.36%	(37.45)%	(19.55)%
RATIOS/SUPPLEMENTAL DATA:			
Net assets, end of period (in 000s)	$ 13,670	$ 7,983	$ 7,265
RATIOS TO AVERAGE NET ASSETS			
Ratio of expenses excluding waiver/reimbursement to average net assets	1.55%	1.98%	2.67%[d]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%	1.15%[d]
Ratio of net investment income to average net assets	2.41%	1.09%	0.89%[d]
Portfolio turnover rate	0%	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

82 www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Year Ended June 30, 2025*		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024*
NET ASSET VALUE, BEGINNING OF PERIOD	$	55.25	$	625.00
INCOME FROM OPERATIONS:				
Net investment income/(loss)[(a)]		0.82		(0.25)
Net realized and unrealized loss		(40.83)		(494.50)
Total from investment operations		(40.01)		(494.75)
DISTRIBUTIONS:				
From net investment income		(2.61)		(37.50)
From realized gains		–		(37.50)
Total distributions		(2.61)		(75.00)
NET (DECREASE) IN NET ASSET VALUE		(42.62)		(569.75)
NET ASSET VALUE, END OF PERIOD	$	12.63	$	55.25
TOTAL RETURN[(b)]		(75.07)%		(89.77)%
MARKET VALUE TOTAL RETURN[(c)]		(75.16)%		(89.72)%
RATIOS/SUPPLEMENTAL DATA:				
Net assets, end of period (in 000s)	$	157,263	$	78,381
RATIOS TO AVERAGE NET ASSETS				
Ratio of expenses excluding waiver/reimbursement to average net assets		1.48%		1.74%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.35%		1.50%[(d)]
Ratio of net investment income/(loss) to average net assets		2.95%		(0.41)%[(d)]
Portfolio turnover rate		0%		0%

* *The Fund had a 1 for 25 reverse stock split after the close of business November 4, 2024. See Note 1 in the accompanying Notes to Financial Statements.*

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 83

GraniteShares 2x Long TSLA Daily ETF — Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Year Ended June 30, 2025		For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$	13.93	$	25.00
INCOME FROM OPERATIONS:				
Net investment income/(loss)[(a)]		0.25		(0.01)
Net realized and unrealized gain/(loss)		4.73		(11.06)
Total from investment operations		4.98		(11.07)
NET INCREASE/(DECREASE) IN NET ASSET VALUE		4.98		(11.07)
NET ASSET VALUE, END OF PERIOD	$	18.91	$	13.93
TOTAL RETURN[(b)]		35.75%		(44.26)%
MARKET VALUE TOTAL RETURN[(c)]		35.58%		(44.22)%
RATIOS/SUPPLEMENTAL DATA:				
Net assets, end of period (in 000s)	$	256,250	$	38,308
RATIOS TO AVERAGE NET ASSETS				
Ratio of expenses excluding waiver/reimbursement to average net assets		1.08%		1.99%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		0.95%[(e)]		1.50%[(d)]
Ratio of net investment income/(loss) to average net assets		1.14%		(0.09)%[(d)]
Portfolio turnover rate		0%		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

(e) *Effective July 1, 2024, the investment adviser fee changed from 1.30% to 0.95% and the net expense limitation agreement changed from 1.50% to 0.95%. Refer to Note 5.*

See Notes to Financial Statements.

84 www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025*	For the Period August 21, 2023 (Commencement of Operations) to June 30, 2024*
NET ASSET VALUE, BEGINNING OF PERIOD	$ 310.60	$ 500.00
INCOME FROM OPERATIONS:		
Net investment income/(loss)[(a)]	1.14	(1.00)
Net realized and unrealized loss	(288.85)	(111.20)
Total from investment operations	(287.71)	(112.20)
DISTRIBUTIONS:		
From net investment income	–	(5.40)
From realized gains	–	(71.80)
Total distributions	–	(77.20)
NET (DECREASE) IN NET ASSET VALUE	(287.71)	(189.40)
NET ASSET VALUE, END OF PERIOD	$ 22.89	$ 310.60
TOTAL RETURN[(b)]	(92.63)%	(21.22)%
MARKET VALUE TOTAL RETURN[(c)]	(92.63)%	(21.22)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 87,202	$ 6,988
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets	1.24%	2.95%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	0.95%[(e)]	1.50%[(d)]
Ratio of net investment income/(loss) to average net assets	3.03%	(0.29)%[(d)]
Portfolio turnover rate	0%	0%

* *The Fund had a 1 for 20 reverse stock split after the close of business January 10, 2025. See Note 1 in the accompanying Notes to Financial Statements.*

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

(e) *Effective July 1, 2024, the investment adviser fee changed from 1.30% to 0.95% and the net expense limitation agreement changed from 1.50% to 0.95%. Refer to Note 5.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 85

GraniteShares 2x Long AMD Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$ 16.44	$ 25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]	0.20	0.01
Net realized and unrealized loss	(8.12)	(8.57)
Total from investment operations	(7.92)	(8.56)
NET (DECREASE) IN NET ASSET VALUE	(7.92)	(8.56)
NET ASSET VALUE, END OF PERIOD	$ 8.52	$ 16.44
TOTAL RETURN[(b)]	(48.18)%	(34.24)%
MARKET VALUE TOTAL RETURN[(c)]	(48.11)%	(34.32)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 459,583	$ 55,081
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets	1.10%	1.44%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.07%	1.15%[(d)]
Ratio of net investment income to average net assets	2.92%	0.29%[(d)]
Portfolio turnover rate	0%	0%

[(a)] *Based on daily average shares outstanding during the period.*

[(b)] *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

[(c)] *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

[(d)] *Annualized.*

See Notes to Financial Statements.

86 www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2025	For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$ 29.40	$ 25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]	0.81	0.10
Net realized and unrealized gain	0.72	4.30
Total from investment operations	1.53	4.40
NET INCREASE IN NET ASSET VALUE	1.53	4.40
NET ASSET VALUE, END OF PERIOD	$ 30.93	$ 29.40
TOTAL RETURN[(b)]	5.20%	17.60%
MARKET VALUE TOTAL RETURN[(c)]	5.10%	17.72%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$ 49,489	$ 17,053
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets	1.27%	2.28%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%[(d)]
Ratio of net investment income to average net assets	2.87%	1.31%[(d)]
Portfolio turnover rate	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 87

GraniteShares 2x Long MSFT Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Year Ended June 30, 2025		For the Period March 18, 2024 (Commencement of Operations) to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$	27.76	$	25.00
INCOME FROM OPERATIONS:				
Net investment income[(a)]		0.66		0.10
Net realized and unrealized gain		1.70		2.66
Total from investment operations		2.36		2.76
NET INCREASE IN NET ASSET VALUE		2.36		2.76
NET ASSET VALUE, END OF PERIOD	$	30.12	$	27.76
TOTAL RETURN[(b)]		8.50%		11.04%
MARKET VALUE TOTAL RETURN[(c)]		8.32%		11.08%
RATIOS/SUPPLEMENTAL DATA:				
Net assets, end of period (in 000s)	$	19,879	$	10,271
RATIOS TO AVERAGE NET ASSETS				
Ratio of expenses excluding waiver/reimbursement to average net assets		1.40%		3.55%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%		1.15%[(d)]
Ratio of net investment income to average net assets		2.89%		1.46%[(d)]
Portfolio turnover rate		0%		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

88 www.graniteshares.com

GraniteShares 2x Short COIN Daily ETF | Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025#*
NET ASSET VALUE, BEGINNING OF PERIOD	$ 500.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	2.44
Net realized and unrealized loss	(450.88)
Total from investment operations	(448.44)
DISTRIBUTIONS:	
From net investment income	(3.29)
Total distributions	(3.29)
NET (DECREASE) IN NET ASSET VALUE	(451.73)
NET ASSET VALUE, END OF PERIOD	$ 48.27
TOTAL RETURN[(b)]	(90.20)%
MARKET VALUE TOTAL RETURN[(c)]	(90.18)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 36,688
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	2.36%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.33%[(d)(e)]
Ratio of net investment income to average net assets	2.68%[(d)]
Portfolio turnover rate	0%

* *Effective May 5, 2025 the fund changed its name from 1x Short Coin Daily ETF to 2x Short Coin Daily ETF.*

\# *The Fund had a 1 for 20 reverse stock split after the close of business August 14, 2025. See Note 1 in the accompanying Notes to Financial Statements*

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

(e) *Effective May 9, 2025, the investment adviser fee changed from 1.30% to 0.99% and the net expense limitation agreement changed from 1.50% to 1.15%. Refer to Note 5.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 89

GraniteShares 2x Long PLTR Daily ETF | Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$	1.67
INCOME FROM OPERATIONS:		
Net investment income[a]		0.07
Net realized and unrealized gain		17.69
Total from investment operations		17.76
NET INCREASE IN NET ASSET VALUE		17.76
NET ASSET VALUE, END OF PERIOD	$	19.43
TOTAL RETURN[b]		1066.04%
MARKET VALUE TOTAL RETURN[c]		1067.04%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	486,823
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		1.05%[d]
Ratio of expenses including waiver/reimbursement to average net assets		1.04%[d]
Ratio of net investment income to average net assets		0.71%[d]
Portfolio turnover rate		17002%[e]

\# *The Fund had a 15 for 1 stock split after the close of business July 8, 2025. See Note 1 in the accompanying Notes to Financial Statements.*

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

(e) *Not Annualized.*

See Notes to Financial Statements.

90 www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period September 3, 2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.31
Net realized and unrealized gain	8.01
Total from investment operations	8.32
NET INCREASE IN NET ASSET VALUE	8.32
NET ASSET VALUE, END OF PERIOD	$ 33.32
TOTAL RETURN[(b)]	33.28%
MARKET VALUE TOTAL RETURN[(c)]	33.20%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 29,321
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	1.39%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%[(d)]
Ratio of net investment income to average net assets	1.63%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 91

GraniteShares 2x Long MU Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.12
Net realized and unrealized loss		(3.68)
Total from investment operations		(3.56)
NET (DECREASE) IN NET ASSET VALUE		(3.56)
NET ASSET VALUE, END OF PERIOD	$	21.44
TOTAL RETURN[(b)]		(14.24)%
MARKET VALUE TOTAL RETURN[(c)]		(14.36)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	8,789
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		3.14%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.50%[(d)]
Ratio of net investment income to average net assets		1.34%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

92 www.graniteshares.com

GraniteShares 2x Long TSM Daily ETF | Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.20
Net realized and unrealized gain		2.37
Total from investment operations		2.57
NET INCREASE IN NET ASSET VALUE		2.57
NET ASSET VALUE, END OF PERIOD	$	27.57
TOTAL RETURN[(b)]		10.28%
MARKET VALUE TOTAL RETURN[(c)]		10.32%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	14,061
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		2.54%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.50%[(d)]
Ratio of net investment income to average net assets		1.58%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 93

GraniteShares 2x Long CRWD Daily ETF | Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.31
Net realized and unrealized gain	17.01
Total from investment operations	17.32
NET INCREASE IN NET ASSET VALUE	17.32
NET ASSET VALUE, END OF PERIOD	$ 42.32
TOTAL RETURN[(b)]	69.28%
MARKET VALUE TOTAL RETURN[(c)]	69.04%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 35,127
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	1.92%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.50%[(d)]
Ratio of net investment income to average net assets	1.61%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.
94 www.graniteshares.com

GraniteShares 2x Long SMCI Daily ETF | Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 10, 2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.11
Net realized and unrealized loss	(6.82)
Total from investment operations	(6.71)
NET (DECREASE) IN NET ASSET VALUE	(6.71)
NET ASSET VALUE, END OF PERIOD	$ 18.29
TOTAL RETURN[(b)]	(26.84)%
MARKET VALUE TOTAL RETURN[(c)]	(26.92)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 73,145
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	1.56%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.49%[(d)]
Ratio of net investment income to average net assets	1.39%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 95

GraniteShares 2x Long QCOM Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.11
Net realized and unrealized loss		(5.24)
Total from investment operations		(5.13)
NET (DECREASE) IN NET ASSET VALUE		(5.13)
NET ASSET VALUE, END OF PERIOD	$	19.87
TOTAL RETURN[(b)]		(20.52)%
MARKET VALUE TOTAL RETURN[(c)]		(20.48)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	3,180
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		7.54%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.50%[(d)]
Ratio of net investment income to average net assets		1.71%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

96 www.graniteshares.com

GraniteShares 2x Long DELL Daily ETF — Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.09
Net realized and unrealized loss	(0.59)
Total from investment operations	(0.50)
NET (DECREASE) IN NET ASSET VALUE	(0.50)
NET ASSET VALUE, END OF PERIOD	$ 24.50
TOTAL RETURN[(b)]	(2.00)%
MARKET VALUE TOTAL RETURN[(c)]	(1.76)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 7,105
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	3.60%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.50%[(d)]
Ratio of net investment income to average net assets	1.29%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 97

GraniteShares 2x Long INTC Daily ETF
Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.16
Net realized and unrealized loss		(5.37)
Total from investment operations		(5.21)
NET (DECREASE) IN NET ASSET VALUE		(5.21)
NET ASSET VALUE, END OF PERIOD	$	19.79
TOTAL RETURN[(b)]		(20.84)%
MARKET VALUE TOTAL RETURN[(c)]		(21.00)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	22,758
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		1.89%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.50%[(d)]
Ratio of net investment income to average net assets		2.24%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.
98
www.graniteshares.com

GraniteShares 2x Long MARA Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period March 6, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.10
Net realized and unrealized loss	(5.32)
Total from investment operations	(5.22)
NET (DECREASE) IN NET ASSET VALUE	(5.22)
NET ASSET VALUE, END OF PERIOD	$ 19.78
TOTAL RETURN[(b)]	(20.88)%
MARKET VALUE TOTAL RETURN[(c)]	(20.92)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 41,742
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	1.94%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.50%[(d)]
Ratio of net investment income to average net assets	1.71%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 99

GraniteShares 2x Long MRVL Daily ETF — Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period March 6, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.07
Net realized and unrealized loss	(2.13)
Total from investment operations	(2.06)
NET (DECREASE) IN NET ASSET VALUE	(2.06)
NET ASSET VALUE, END OF PERIOD	$ 22.94
TOTAL RETURN[(b)]	(8.24)%
MARKET VALUE TOTAL RETURN[(c)]	(8.32)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 20,647
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	2.53%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.50%[(d)]
Ratio of net investment income to average net assets	1.36%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

100 www.graniteshares.com

GraniteShares 2x Long IONQ Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.18
Net realized and unrealized gain		23.91
Total from investment operations		24.09
NET INCREASE IN NET ASSET VALUE		24.09
NET ASSET VALUE, END OF PERIOD	$	49.09
TOTAL RETURN[(b)]		96.36%
MARKET VALUE TOTAL RETURN[(c)]		96.84%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	13,744
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		3.63%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.50%[(d)]
Ratio of net investment income to average net assets		1.68%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the per[illegible]any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 101

GraniteShares 2x Long VRT Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.05
Net realized and unrealized gain	13.58
Total from investment operations	13.63
NET INCREASE IN NET ASSET VALUE	13.63
NET ASSET VALUE, END OF PERIOD	$ 38.63
TOTAL RETURN[(b)]	54.52%
MARKET VALUE TOTAL RETURN[(c)]	54.44%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 8,499
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	3.83%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.50%[(d)]
Ratio of net investment income to average net assets	0.73%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

102 www.graniteshares.com

GraniteShares 2x Long RDDT Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.08
Net realized and unrealized gain		3.50
Total from investment operations		3.58
NET INCREASE IN NET ASSET VALUE		3.58
NET ASSET VALUE, END OF PERIOD	$	28.58
TOTAL RETURN[(b)]		14.32%
MARKET VALUE TOTAL RETURN[(c)]		14.16%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	26,297
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		2.44%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.50%[(d)]
Ratio of net investment income to average net assets		1.69%[(d)]
Portfolio turnover rate		0%

[(a)] *Based on daily average shares outstanding during the period.*

[(b)] *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

[(c)] *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

[(d)] *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 103

GraniteShares 2x Long LCID Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.12
Net realized and unrealized loss		(6.41)
Total from investment operations		(6.29)
NET (DECREASE) IN NET ASSET VALUE		(6.29)
NET ASSET VALUE, END OF PERIOD	$	18.71
TOTAL RETURN[(b)]		(25.16)%
MARKET VALUE TOTAL RETURN[(c)]		(25.20)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	3,742
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		4.67%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(d)]
Ratio of net investment income to average net assets		2.78%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

104 www.graniteshares.com

GraniteShares 2x Long RIVN Daily ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.15
Net realized and unrealized gain	10.47
Total from investment operations	10.62
NET INCREASE IN NET ASSET VALUE	10.62
NET ASSET VALUE, END OF PERIOD	$ 35.62
TOTAL RETURN[(b)]	42.48%
MARKET VALUE TOTAL RETURN[(c)]	42.16%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 1,425
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	7.89%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%[(d)]
Ratio of net investment income to average net assets	1.98%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 105

GraniteShares 2x Long MSTR Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period June 9, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.03
Net realized and unrealized gain	1.05
Total from investment operations	1.08
NET INCREASE IN NET ASSET VALUE	1.08
NET ASSET VALUE, END OF PERIOD	$ 26.08
TOTAL RETURN[(b)]	4.32%
MARKET VALUE TOTAL RETURN[(c)]	4.24%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 782
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	39.00%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.42%[(d)]
Ratio of net investment income to average net assets	2.53%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

106 www.graniteshares.com

GraniteShares 2x Short MSTR Daily ETF | Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period June 9, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.03
Net realized and unrealized loss	(1.95)
Total from investment operations	(1.92)
NET (DECREASE) IN NET ASSET VALUE	(1.92)
NET ASSET VALUE, END OF PERIOD	$ 23.08
TOTAL RETURN[(b)]	(7.68)%
MARKET VALUE TOTAL RETURN[(c)]	(7.76)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 692
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses excluding waiver/reimbursement to average net assets	35.02%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.44%[(d)]
Ratio of net investment income to average net assets	2.06%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at the reinvestment prices (lower of market or NAV on ex-date) during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 107

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

1. ORGANIZATION

The GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), and the offering of each Fund's shares ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is an open-end management investment company currently consisting of thirty nine investment series. This report pertains to the GraniteShares 2x Long BABA Daily ETF ("BABX"), GraniteShares 2x Long META Daily ETF ("FBL"), GraniteShares 2x Long NVDA Daily ETF ("NVDL"), GraniteShares 2x Long AAPL Daily ETF ("AAPB"), GraniteShares 2x Long COIN Daily ETF ("CONL"), GraniteShares 1.25x Long TSLA Daily ETF ("TSL"), GraniteShares 2x Short NVDA Daily ETF ("NVD"), GraniteShares 2x Long TSLA Daily ETF ("TSLR"), GraniteShares 2x Short TSLA Daily ETF ("TSDD"), GraniteShares 2x Long AMD Daily ETF ("AMDL"), GraniteShares 2x Long AMZN Daily ETF ("AMZZ"), GraniteShares 2x Long MSFT Daily ETF ("MSFL"), GraniteShares 2x Short COIN Daily ETF ("CONI") (formerly GraniteShares 1x Short COIN Daily ETF), GraniteShares 2x Long PLTR Daily ETF ("PTIR"), GraniteShares 2x Long UBER Daily ETF ("UBRL"), GraniteShares 2x Long MU Daily ETF ("MULL"), GraniteShares 2x Long TSM Daily ETF ("TSMU"), GraniteShares 2x Long CRWD Daily ETF ("CRWL"), GraniteShares 2x Long SMCI Daily ETF ("SMCL"), GraniteShares 2x Long QCOM Daily ETF ("QCML"), GraniteShares 2x Long DELL Daily ETF ("DLLL"), GraniteShares 2x Long INTC Daily ETF ("INTW"), GraniteShares 2x Long MARA Daily ETF ("MRAL"), GraniteShares 2x Long MRVL Daily ETF ("MVLL"), GraniteShares 2x Long IONQ Daily ETF ("IONL"), GraniteShares 2x Long VRT Daily ETF ("VRTL"), GraniteShares 2x Long RDDT Daily ETF ("RDTL"), GraniteShares 2x Long LCID Daily ETF ("LCDL"), GraniteShares 2x Long RIVN Daily ETF ("RVNL"), GraniteShares 2x Long MSTR Daily ETF ("MSTP") and GraniteShares 2x Short MSTR Daily ETF ("MSDD") (each, a "Fund", and collectively, the "Funds"). AAPB, CONL and TSL commenced operations on August 08, 2022. BABX, FBL and NVDL commenced operations on December 12, 2022. NVD, TSLR and TSDD commenced operations on August 21, 2023. AMDL, AMZZ and MSFL commenced operations on March 18, 2024. CONI, PTIR and UBRL commenced operations on September 3, 2024. MULL, TSMU and CRWL commenced operations on November 11, 2024. SMCL commenced operations on December 10, 2024. QCML, DLLL and INTW commenced operations on February 12, 2025. MRAL and MVLL commenced operations on March 6, 2025. IONL, VRTL and RDTL commenced operations on March 24, 2025. LCDL and RVNL commenced operations on April 21, 2025. MSTP and MSDD commenced operations on June 9, 2025. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

The GraniteShares 2x Long META Daily ETF executed a five-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold five Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders' investment in the Fund.

The GraniteShares 2x Long NVDA Daily ETF executed a six-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold six Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders' investment in the Fund.

The GraniteShares 2x Short NVDA Daily ETF executed a one-for-twenty five reverse stock split, effective after the close of business on November 1, 2024. On November 4, 2024, shareholders will be deemed to hold one Fund share for every twenty five Fund shares previously held as of the close of business on November 1, 2024. The reverse stock split did not change the total value of the shareholders' investment in the Fund.

The GraniteShares 2x Short TSLA Daily ETF executed a one-for-twenty reverse stock split, effective after the close of business on January 10, 2025. On January 13, 2025, shareholders will be deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on January 10, 2025. The reverse stock split did not change the total value of the shareholders' investment in the Fund.

The GraniteShares 2x Long PLTR Daily ETF executed a fifteen-for-one stock split, effective after the close of business on July 8, 2025. On July 9, 2025, shareholders will be deemed to hold fifteen Fund shares for every one Fund share previously held as of the close of business on July 8, 2025. The stock split did not change the total value of the shareholders' investment in the Fund. The stock split was retroactively applied to the financial statements for fiscal year ended June 30, 2025.

The GraniteShares 2x Short COIN Daily ETF executed a one-for-twenty reverse stock split, effective after the close of business on August 14, 2025. On August 15, 2025, shareholders will be deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on August 14, 2025. The reverse stock split did not change the total value of the shareholders' investment in the Fund. The reverse stock split was retroactively applied to the financial statements for fiscal year ended June 30, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those

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estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, "Financial Services—Investment Companies" issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Total Return Swap contracts: Each of the Funds AAPB, BABX, CONL, FBL, NVDL, TSL, TSLR, AMDL, AMZZ, MSFL, PTIR, UBRL, MULL, TSMU, CRWL, SMCL, QCML, DLLL, INTW, MRAL, MVLL, IONL, VRTL, RDTL, LCDL, RVNL, MSTP may enter into "long" total return swap contracts. Standard equity total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested in a particular security). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular security, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such security plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the total return swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

NVD, TSDD, CONI, MSDD may enter into total return swap contracts that provide the opposite return of the security ("short" the security). The operations are similar to that of the total return swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying security reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the security underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund

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bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty and interest expense incurred on collateral received from a counterparty is included with the realized gains/losses on the Statements of Operations.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations.

3. SECURITIES VALUATION

The Funds calculate their net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. ("NYSE Arca") is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's NAV per share.

If a market quotation is not readily available, the affected Fund's portfolio will be valued at fair value for which Trust's Board of Directors (the "Board") maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the "Valuation Committee") which consists of Trust's CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust's CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security's fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities.

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Valuing each Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund's investments at June 30, 2025 were as follows:

GraniteShares 2x Long BABA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 29,581,316	$ –	$ 29,581,316
Total	$ –	$ 29,581,316	$ –	$ 29,581,316

GraniteShares 2x Long META Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 169,588,194	$ –	$ 169,588,194
Total	$ –	$ 169,588,194	$ –	$ 169,588,194

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 81,581,967	$ –	$ 81,581,967
Total	$ –	$ 81,581,967	$ –	$ 81,581,967

GraniteShares 2x Long NVDA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 8,050,863,119	$ –	$ 8,050,863,119
Total	$ –	$ 8,050,863,119	$ –	$ 8,050,863,119

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 3,638,393,313	$ –	$ 3,638,393,313
Total	$ –	$ 3,638,393,313	$ –	$ 3,638,393,313

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Notes to Financial Statements

June 30, 2025

GraniteShares 2x Long AAPL Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 1,231,657	$ –	$ 1,231,657
Total	$ –	$ 1,231,657	$ –	$ 1,231,657

GraniteShares 2x Long COIN Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 1,759,726,904	$ –	$ 1,759,726,904
Total	$ –	$ 1,759,726,904	$ –	$ 1,759,726,904

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 968,761,266	$ –	$ 968,761,266
Total	$ –	$ 968,761,266	$ –	$ 968,761,266

GraniteShares 1.25x Long TSLA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 6,983,043	$ –	$ 6,983,043
Total	$ –	$ 6,983,043	$ –	$ 6,983,043

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 3,520,942	$ –	$ 3,520,942
Total	$ –	$ 3,520,942	$ –	$ 3,520,942

GraniteShares 2x Short NVDA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 18,000,000	$ –	$ 18,000,000
Total	$ –	$ 18,000,000	$ –	$ 18,000,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Total Return Swap Contracts	$ –	$ (26,276,178)	$ –	$ (26,276,178)
Total	$ –	$ (26,276,178)	$ –	$ (26,276,178)

GraniteShares 2x Long TSLA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 42,000,000	$ –	$ 42,000,000
Total	$ –	$ 42,000,000	$ –	$ 42,000,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 88,136,031	$ –	$ 88,136,031
Total	$ –	$ 88,136,031	$ –	$ 88,136,031

GraniteShares 2x Short TSLA Daily ETF

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Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 6,990,336	$ –	$ 6,990,336
Liabilities				
Total Return Swap Contracts	$ –	$ (1,357,129)	$ –	$ (1,357,129)
Total	$ –	$ 5,633,207	$ –	$ 5,633,207

GraniteShares 2x Long AMD Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 156,619,685	$ –	$ 156,619,685
Total	$ –	$ 156,619,685	$ –	$ 156,619,685

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 242,104,066	$ –	$ 242,104,066
Total	$ –	$ 242,104,066	$ –	$ 242,104,066

GraniteShares 2x Long AMZN Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 9,305,060	$ –	$ 9,305,060
Total	$ –	$ 9,305,060	$ –	$ 9,305,060

GraniteShares 2x Long MSFT Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 26,934,595	$ –	$ 26,934,595
Total	$ –	$ 26,934,595	$ –	$ 26,934,595

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 8,424,159	$ –	$ 8,424,159
Total	$ –	$ 8,424,159	$ –	$ 8,424,159

GraniteShares 2x Short COIN Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 12,968,509	$ –	$ 12,968,509
Total	$ –	$ 12,968,509	$ –	$ 12,968,509

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Total Return Swap Contracts	$ –	$ (7,900,574)	$ –	$ (7,900,574)
Total	$ –	$ (7,900,574)	$ –	$ (7,900,574)

GraniteShares 2x Long PLTR Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 649,423,024	$ –	$ 649,423,024
Total	$ –	$ 649,423,024	$ –	$ 649,423,024

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Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 431,416,912	$ –	$ 431,416,912
Total	$ –	$ 431,416,912	$ –	$ 431,416,912

GraniteShares 2x Long UBER Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 53,869,191	$ –	$ 53,869,191
Total	$ –	$ 53,869,191	$ –	$ 53,869,191

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 15,140,971	$ –	$ 15,140,971
Total	$ –	$ 15,140,971	$ –	$ 15,140,971

GraniteShares 2x Long MU Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 18,953,975	$ –	$ 18,953,975
Total	$ –	$ 18,953,975	$ –	$ 18,953,975

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 4,848,937	$ –	$ 4,848,937
Total	$ –	$ 4,848,937	$ –	$ 4,848,937

GraniteShares 2x Long TSM Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 21,946,707	$ –	$ 21,946,707
Total	$ –	$ 21,946,707	$ –	$ 21,946,707

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 6,486,727	$ –	$ 6,486,727
Total	$ –	$ 6,486,727	$ –	$ 6,486,727

GraniteShares 2x Long CRWD Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 41,898,260	$ –	$ 41,898,260
Total	$ –	$ 41,898,260	$ –	$ 41,898,260

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 14,656,331	$ –	$ 14,656,331
Total	$ –	$ 14,656,331	$ –	$ 14,656,331

GraniteShares 2x Long SMCI Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 34,915,216	$ –	$ 34,915,216
Total	$ –	$ 34,915,216	$ –	$ 34,915,216

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Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 35,989,280	$ –	$ 35,989,280
Total	$ –	$ 35,989,280	$ –	$ 35,989,280

GraniteShares 2x Long QCOM Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 603,210	$ –	$ 603,210
Total	$ –	$ 603,210	$ –	$ 603,210

GraniteShares 2x Long DELL Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 15,961,242	$ –	$ 15,961,242
Total	$ –	$ 15,961,242	$ –	$ 15,961,242

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 3,932,145	$ –	$ 3,932,145
Total	$ –	$ 3,932,145	$ –	$ 3,932,145

GraniteShares 2x Long INTC Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 4,230,874	$ –	$ 4,230,874
Total	$ –	$ 4,230,874	$ –	$ 4,230,874

GraniteShares 2x Long MARA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 5,254,268	$ –	$ 5,254,268
Total	$ –	$ 5,254,268	$ –	$ 5,254,268

GraniteShares 2x Long MRVL Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 18,953,975	$ –	$ 18,953,975
Total	$ –	$ 18,953,975	$ –	$ 18,953,975

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 7,076,233	$ –	$ 7,076,233
Total	$ –	$ 7,076,233	$ –	$ 7,076,233

GraniteShares 2x Long IONQ Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 7,980,621	$ –	$ 7,980,621
Total	$ –	$ 7,980,621	$ –	$ 7,980,621

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Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 3,463,449	$ –	$ 3,463,449
Total	$ –	$ 3,463,449	$ –	$ 3,463,449

GraniteShares 2x Long VRT Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 16,958,819	$ –	$ 16,958,819
Total	$ –	$ 16,958,819	$ –	$ 16,958,819

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 4,602,341	$ –	$ 4,602,341
Total	$ –	$ 4,602,341	$ –	$ 4,602,341

GraniteShares 2x Long RDDT Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ –	$ 48,881,303	$ –	$ 48,881,303
Total	$ –	$ 48,881,303	$ –	$ 48,881,303

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 12,351,958	$ –	$ 12,351,958
Total	$ –	$ 12,351,958	$ –	$ 12,351,958

GraniteShares 2x Long LCID Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Total Return Swap Contracts	$ –	$ (296,553)	$ –	$ (296,553)
Total	$ –	$ (296,553)	$ –	$ (296,553)

GraniteShares 2x Long RIVN Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 18,400	$ –	$ 18,400
Total	$ –	$ 18,400	$ –	$ 18,400

GraniteShares 2x Long MSTR Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ 73,452	$ –	$ 73,452
Total	$ –	$ 73,452	$ –	$ 73,452

GraniteShares 2x Short MSTR Daily ETF

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Total Return Swap Contracts	$ –	$ (41,697)	$ –	$ (41,697)
Total	$ –	$ (41,697)	$ –	$ (41,697)

Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of June 30, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the "Adviser"), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the "Board") of the Trust.

For its services, the Adviser receives a fee that is equal to either 0.95%, 0.99% or 1.30% (see table below) of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, each Fund is responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. The expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

Fund	Investment Advisory Fee Rate	Expense Limitation	Expense Limitation Effective Through
GraniteShares 2x Long BABA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long META Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long NVDA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long AAPL Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Long COIN Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 1.25x Long TSLA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2025
GraniteShares 2x Short NVDA Daily ETF	1.30% p.a.	1.50% p.a.	December 31, 2025
GraniteShares 2x Long TSLA Daily ETF	0.95% p.a.[a]	0.95% p.a.[b]	December 31, 2025
GraniteShares 2x Short TSLA Daily ETF	0.95% p.a.[a]	0.95% p.a.[b]	December 31, 2025
GraniteShares 2x Long AMD Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Long AMZN Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Long MSFT Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Short COIN Daily ETF	0.99% p.a [c]	1.15% p.a. [d]	December 31, 2025
GraniteShares 2x Long PLTR Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Long UBER Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Long MU Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long TSM Daily ETF	1.30% p.a	1.50% p.a	December 31, 2025
GraniteShares 2x Long CRWD Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long SMCI Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long QCOM Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long DELL Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long INTC Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long MARA Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long MRVL Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long IONQ Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long VRT Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long RDDT Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Long LCID Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Long RIVN Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2025
GraniteShares 2x Long MSTR Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025
GraniteShares 2x Short MSTR Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2025

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June 30, 2025

(a) *Effective July 1, 2024, the Investment Advisory Fee Rate changed from 1.30% to 0.95%.*
(b) *Effective July 1, 2024, the Expense Limitation agreement changed from 1.50% to 0.95%.*
(c) *Effective May 9, 2025, the Investment Advisory Fee Rate changed from 1.30% to 0.99%.*
(d) *Effective May 9, 2025, the Expense Limitation agreement changed from 1.50% to 1.15%.*

The expense limitation does not cover the following items that remain expenses of each Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds' Board of Trustees.

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund's total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the fiscal year ended June 30, 2025, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2026	Expires 6/30/2027	Expires 6/30/2028	Total
GraniteShares 2x Long BABA Daily ETF	$ N/A	$ 14,031	$ 27,659	$ 41,690
GraniteShares 2x Long META Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long NVDA Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long AAPL Daily ETF	7,188	46,227	37,678	91,093
GraniteShares 2x Long COIN Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 1.25x Long TSLA Daily ETF	12,562	49,256	36,769	98,587
GraniteShares 2x Short NVDA Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long TSLA Daily ETF	N/A	N/A	127,097	127,097
GraniteShares 2x Short TSLA Daily ETF	N/A	N/A	80,180	80,180
GraniteShares 2x Long AMD Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long AMZN Daily ETF	N/A	3,468	20,476	23,944
GraniteShares 2x Long MSFT Daily ETF	N/A	2,783	31,624	34,407
GraniteShares 2x Short COIN Daily ETF	N/A	N/A	32,914	32,914
GraniteShares 2x Long PLTR Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long UBER Daily ETF	N/A	N/A	17,087	17,087
GraniteShares 2x Long MU Daily ETF	N/A	N/A	27,648	27,648
GraniteShares 2x Long TSM Daily ETF	N/A	N/A	26,320	26,320
GraniteShares 2x Long CRWD Daily ETF	N/A	N/A	16,408	16,408
GraniteShares 2x Long SMCI Daily ETF	N/A	N/A	N/A	N/A
GraniteShares 2x Long QCOM Daily ETF	N/A	N/A	22,763	22,763
GraniteShares 2x Long DELL Daily ETF	N/A	N/A	21,470	21,470
GraniteShares 2x Long INTC Daily ETF	N/A	N/A	14,231	14,231
GraniteShares 2x Long MARA Daily ETF	N/A	N/A	18,231	18,231
GraniteShares 2x Long MRVL Daily ETF	N/A	N/A	21,123	21,123
GraniteShares 2x Long IONQ Daily ETF	N/A	N/A	20,704	20,704
GraniteShares 2x Long VRT Daily ETF	N/A	N/A	20,993	20,993
GraniteShares 2x Long RDDT Daily ETF	N/A	N/A	18,374	18,374
GraniteShares 2x Long LCID Daily ETF	N/A	N/A	17,453	17,453
GraniteShares 2x Long RIVN Daily ETF	N/A	N/A	17,639	17,639
GraniteShares 2x Long MSTR Daily ETF	N/A	N/A	15,314	15,314
GraniteShares 2x Short MSTR Daily ETF	N/A	N/A	15,304	15,304

Recoupment of previously waived fees for the fiscal year ended June 30, 2025 are disclosed on the Funds Statements of Operations.

The Adviser is the only related party involved with the operations of the Funds.

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

ALPS Fund Services, Inc. ("AFS") serves as the Funds' Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds' Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement. The Funds' have a fee agreement with its custodian, Brown Brothers Harriman & Co, which provides for custody fees to be reduced by Create/Redeem credits received by the custodian from Authorized Participants. These amounts are sown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

ALPS Distributors, Inc. ("Distributor") serves as the Funds' distributor. The Trust has adopted a distribution and service plan ("Rule 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed for cash.. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the fiscal year ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and inkind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares 2x Long BABA Daily ETF	$ 519,105,199	$ 513,706,834
GraniteShares 2x Long META Daily ETF	2,315,990,338	2,320,100,711
GraniteShares 2x Long NVDA Daily ETF	1,339,359,070	1,502,409,496
GraniteShares 2x Long AAPL Daily ETF	227,680,214	226,390,097
GraniteShares 2x Long COIN Daily ETF	35,814,482	33,307,394
GraniteShares 1.25x Long TSLA Daily ETF	105,422,653	104,439,029
GraniteShares 2x Long MU Daily ETF	78,079,738	78,709,867
GraniteShares 2x Long PLTR Daily ETF	3,497,302,227	3,466,955,075
GraniteShares 2x Long UBER Daily ETF	261,475,462	263,107,733

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

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June 30, 2025

The following is the location and the effect of derivative investments, if any, on the Funds' Statement of Assets and Liabilities, categorized by investment type during the fiscal year ended June 30, 2025:

Risk Exposure	Asset Location		Fair Value	Liability Location		Fair Value
GraniteShares 2x Long BABA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	29,581,316	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	29,581,316		$	–
GraniteShares 2x Long META Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	81,581,967	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	81,581,967		$	–
GraniteShares 2x Long NVDA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	3,638,393,313	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	3,638,393,313		$	–
GraniteShares 2x Long AAPL Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	1,231,657	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	1,231,657		$	–
GraniteShares 2x Long COIN Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	968,761,266	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	968,761,266		$	–
GraniteShares 1.25x Long TSLA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	3,520,942	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	3,520,942		$	–
GraniteShares 2x Short NVDA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	–	Unrealized depreciation on Total Return Swap contracts	$	(26,276,178)
Total		$	–		$	(26,276,178)
GraniteShares 2x Long TSLA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	88,136,031	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	88,136,031		$	–

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Risk Exposure	Asset Location	Fair Value		Liability Location	Fair Value	
GraniteShares 2x Short TSLA Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	6,990,336	Unrealized depreciation on Total Return Swap contracts	$	(1,357,129)
Total		$	6,990,336		$	(1,357,129)
GraniteShares 2x Long AMD Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	242,104,066	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	242,104,066		$	–
GraniteShares 2x Long AMZN Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	9,305,060	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	9,305,060		$	–
GraniteShares 2x Long MSFT Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	8,424,159	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	8,424,159		$	–
GraniteShares 2x Short COIN Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	–	Unrealized depreciation on Total Return Swap contracts	$	(7,900,574)
Total		$	–		$	(7,900,574)
GraniteShares 2x Long PLTR Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	431,416,912	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	431,416,912		$	–
GraniteShares 2x Long UBER Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	15,140,971	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	15,140,971		$	–
GraniteShares 2x Long MU Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	4,848,937	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	4,848,937		$	–

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Notes to Financial Statements
June 30, 2025

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long TSM Daily ETF				
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$ 6,486,727	Unrealized depreciation on Total Return Swap contracts	$ –
Total		$ 6,486,727		$ –
GraniteShares 2x Long CRWD Daily ETF				
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$ 14,656,331	Unrealized depreciation on Total Return Swap contracts	$ –
Total		$ 14,656,331		$ –
GraniteShares 2x Long SMCI Daily ETF				
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$ 35,989,280	Unrealized depreciation on Total Return Swap contracts	$ –
Total		$ 35,989,280		$ –
GraniteShares 2x Long QCOM Daily ETF				
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$ 603,210	Unrealized depreciation on Total Return Swap contracts	$ –
Total		$ 603,210		$ –
GraniteShares 2x Long DELL Daily ETF				
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$ 3,932,145	Unrealized depreciation on Total Return Swap contracts	$ –
Total		$ 3,932,145		$ –
GraniteShares 2x Long INTC Daily ETF				
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$ 4,230,874	Unrealized depreciation on Total Return Swap contracts	$ –
Total		$ 4,230,874		$ –
GraniteShares 2x Long MARA Daily ETF				
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$ 5,254,268	Unrealized depreciation on Total Return Swap contracts	$ –
Total		$ 5,254,268		$ –

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Risk Exposure	Asset Location		Fair Value	Liability Location		Fair Value
GraniteShares 2x Long MRVL Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	7,076,233	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	7,076,233		$	–
GraniteShares 2x Long IONQ Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	3,463,449	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	3,463,449		$	–
GraniteShares 2x Long VRT Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	4,602,341	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	4,602,341		$	–
GraniteShares 2x Long RDDT Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	12,351,958	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	12,351,958		$	–
GraniteShares 2x Long LCID Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	–	Unrealized depreciation on Total Return Swap contracts	$	(296,553)
Total		$	–		$	(296,553)
GraniteShares 2x Long RIVN Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	18,400	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	18,400		$	–
GraniteShares 2x Long MSTR Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	73,452	Unrealized depreciation on Total Return Swap contracts	$	–
Total		$	73,452		$	–
GraniteShares 2x Short MSTR Daily ETF						
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$	–	Unrealized depreciation on Total Return Swap contracts	$	(41,697)
Total		$	–		$	(41,697)

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

The following is the location and the effect of derivative investments, if any, on the Funds' Statement of Operations, categorized by primary market risk exposure during the fiscal year ended June 30, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares 2x Long BABA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (1,818,001)	$ 30,734,731
GraniteShares 2x Long META Daily ETF			
Equity Contracts	Total Return Swap contracts	$ 34,577,040	$ 50,880,718
GraniteShares 2x Long NVDA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (1,006,997,183)	$ 1,638,956,715
GraniteShares 2x Long AAPL Daily ETF			
Equity Contracts	Total Return Swap contracts	$ 7,047,721	$ (6,122,925)
GraniteShares 2x Long COIN Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (671,808,551)	$ 860,578,121
GraniteShares 1.25x Long TSLA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ 3,917,074	$ 2,061,482
GraniteShares 2x Short NVDA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (51,457,510)	$ (31,945,174)
GraniteShares 2x Long TSLA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (80,323,488)	$ 80,903,985
GraniteShares 2x Short TSLA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (80,118,454)	$ 5,957,313
GraniteShares 2x Long AMD Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (312,457,086)	$ 238,993,714
GraniteShares 2x Long AMZN Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (5,761,893)	$ 7,464,290
GraniteShares 2x Long MSFT Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (4,347,099)	$ 7,629,857
GraniteShares 2x Short COIN Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (5,107,960)	$ (7,900,574)

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Notes to Financial Statements
June 30, 2025

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares 2x Long PLTR Daily ETF			
Equity Contracts	Total Return Swap contracts	$ 74,713,730	$ 431,416,912
GraniteShares 2x Long UBER Daily ETF			
Equity Contracts	Total Return Swap contracts	$ 5,055,442	$ 15,140,971
GraniteShares 2x Long MU Daily ETF			
Equity Contracts	Total Return Swap contracts	$ 582,597	$ 4,848,937
GraniteShares 2x Long TSM Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (2,882,060)	$ 6,486,727
GraniteShares 2x Long CRWD Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (5,162,972)	$ 14,656,331
GraniteShares 2x Long SMCI Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (32,917,732)	$ 35,989,280
GraniteShares 2x Long QCOM Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (205,299)	$ 603,210
GraniteShares 2x Long DELL Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (1,324,913)	$ 3,932,145
GraniteShares 2x Long INTC Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (8,399,243)	$ 4,230,874
GraniteShares 2x Long MARA Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (4,211,297)	$ 5,254,268
GraniteShares 2x Long MRVL Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (744,003)	$ 7,076,233

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares 2x Long IONQ Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (1,504,641)	$ 3,463,449
GraniteShares 2x Long VRT Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (645,852)	$ 4,602,341
GraniteShares 2x Long RDDT Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (2,732,953)	$ 12,351,958
GraniteShares 2x Long LCID Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (405,739)	$ (296,553)
GraniteShares 2x Long RIVN Daily ETF			
Equity Contracts	Total Return Swap contracts	$ 287,790	$ 18,400
GraniteShares 2x Long MSTR Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (30,632)	$ 73,452
GraniteShares 2x Short MSTR Daily ETF			
Equity Contracts	Total Return Swap contracts	$ (16,814)	$ (41,697)

The average monthly volume of derivative instruments held by the Funds during the period ended June 30, 2025 was $90,203,414 (BABX), $238,069,742 (FBL), $6,887,252,386 (NVDL), $43,439,023 (AAPB), $1,153,705,218 (CONL), $14,881,473 (TSL), $194,809,016 (NVD), $247,795,712 (TSLR), $89,785,463 (TSDD), $430,213,785 (AMDL), $61,917,704 (AMZZ), $40,864,346 (MSFL), $12,273,586 (CONI), $427,291,742 (PTIR), $31,293,593 (UBRL), $7,252,814 (MULL), $13,257,218 (TSMU), $27,265,046 (CRWL), $67,848,982 (SMCL), $2,612,332 (QCML), $7,356,916 (DLLL), $37,233,903 (INTW), $34,782,487 (MRAL), $18,364,838 (MVLL), $11,124,921 (IONL), $7,207,333 (VRTL), $20,749,821 (RDTL), $4,055,616 (LCDL), $2,439,219 (RVNL), $1,488,897 (MSTP) and $1,341,174 (MSDD).

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association ("ISDA") Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the Funds' custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The following tables present the Funds' gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of June 30, 2025:

Offsetting of Derivatives Assets

	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities: Financial Instruments[(a)]	Gross Amounts Not Offset in the Statements of Assets and Liabilities: Cash Collateral Received/(Pledged)[(a)]	Net Amount

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

GraniteShares 2x Long BABA Daily ETF					
Unrealized appreciation on open swap contracts	Clear Street, LLC	$ 14,869,224	$ –	$ –	$ 14,869,224
Unrealized appreciation on open swap contracts	TD Cowen	14,626,099	–	–	14,626,099
Unrealized appreciation on open swap contracts	Wells Fargo	85,993	–	–	85,993
Total		$ 29,581,316	$ –	$ –	$ 29,581,316
GraniteShares 2x Long META Daily ETF					
Unrealized appreciation on open swap contracts	Clear Street, LLC	58,438,944	–	–	58,438,944
Unrealized appreciation on open swap contracts	Goldman Sachs	1,148,317	–	–	1,148,317
Unrealized appreciation on open swap contracts	TD Cowen	21,994,706	–	–	21,994,706
Total		$ 81,581,967	$ –	$ –	$ 81,581,967
GraniteShares 2x Long NVDA Daily ETF					
Unrealized appreciation on open swap contracts	Bank of America	131,994,583	–	–	131,994,583
Unrealized appreciation on open swap contracts	BMO Capital Markets	133,336,940	–	–	133,336,940
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	50,305,303	–	–	50,305,303
Unrealized appreciation on open swap contracts	Clear Street, LLC	2,173,765,860	–	–	2,173,765,860
Unrealized appreciation on open swap contracts	Goldman Sachs	257,623,573	–	–	257,623,573
Unrealized appreciation on open swap contracts	Natixis SA	512,128,795	–	–	512,128,795
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	11,859,519	–	–	11,859,519
Unrealized appreciation on open swap contracts	TD Cowen	170,144,700	–	–	170,144,700
Unrealized appreciation on open swap contracts	Wells Fargo	197,234,041	–	–	197,234,041
Total		$ 3,638,393,313	$ –	$ –	$ 3,638,393,313
GraniteShares 2x Long AAPL Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	1,231,657	–	–	1,231,657
Total		$ 1,231,657	$ –	$ –	$ 1,231,657
GraniteShares 2x Long COIN Daily ETF					
Unrealized appreciation on open swap contracts	BMO Capital Markets	79,173,023	–	–	79,173,023
Unrealized appreciation on open swap contracts	Clear Street, LLC	430,855,834	–	–	430,855,834
Unrealized appreciation on open swap contracts	Goldman Sachs	73,660,375	–	–	73,660,375
Unrealized appreciation on open swap contracts	Natixis SA	113,444,581	–	–	113,444,581
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	201,853,246	–	–	201,853,246
Unrealized appreciation on open swap contracts	TD Cowen	69,774,207	–	–	69,774,207
Total		$ 968,761,266	$ –	$ –	$ 968,761,266
GraniteShares 1.25x Long TSLA Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	3,520,942	–	–	3,520,942
Total		$ 3,520,942	$ –	$ –	$ 3,520,942
GraniteShares 2x Short NVDA Daily ETF					
Unrealized depreciation on open swap contracts	Clear Street, LLC	(13,054,803)	–	13,054,803	–
Unrealized depreciation on open swap contracts	Goldman Sachs	(7,885,892)	–	7,885,892	–
Unrealized depreciation on open swap contracts	TD Cowen	(5,335,483)	–	5,335,483	–
Total		$ (26,276,178)	$ –	$ 26,276,178	$ –
GraniteShares 2x Long TSLA Daily ETF					
Unrealized appreciation on open swap contracts	Bank of America	15,754,206	–	–	15,754,206
Unrealized appreciation on open swap contracts	TD Cowen	33,527,347	–	–	33,527,347
Unrealized appreciation on open swap contracts	Wells Fargo	38,854,478	–	–	38,854,478
Total		$ 88,136,031	$ –	$ –	$ 88,136,031
GraniteShares 2x Short TSLA Daily ETF					
Unrealized appreciation on open swap contracts	Bank of America	2,942,314	–	–	2,942,314
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	1,348,675	–	–	1,348,675
Unrealized appreciation on open swap contracts	Clear Street, LLC	1,992,048	–	–	1,992,048
Unrealized depreciation on open swap contracts	Goldman Sachs	(1,357,129)	–	1,357,129	–
Unrealized appreciation on open swap contracts	TD Cowen	707,299	–	–	707,299
Total		$ 5,633,207	$ –	$ 1,357,129	$ 6,990,336
GraniteShares 2x Long AMD Daily ETF					
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	67,384,304	–	–	67,384,304
Unrealized appreciation on open swap contracts	Clear Street, LLC	45,777,073	–	–	45,777,073
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	50,208,767	–	–	50,208,767
Unrealized appreciation on open swap contracts	TD Cowen	44,580,338	–	–	44,580,338
Unrealized appreciation on open swap contracts	Wells Fargo	34,153,584	–	–	34,153,584
Total		$ 242,104,066	$ –	$ –	$ 242,104,066
GraniteShares 2x Long AMZN Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	9,305,060	–	–	9,305,060

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Notes to Financial Statements
June 30, 2025

Total		$ 9,305,060	$ –	$ –	$ 9,305,060
GraniteShares 2x Long MSFT Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	8,424,159	–	–	8,424,159
Total		$ 8,424,159	$ –	$ –	$ 8,424,159
GraniteShares 2x Short COIN Daily ETF					
Unrealized depreciation on open swap contracts	Marex Derivative Products, Inc.	(7,900,574)	–	7,900,574	–
Total		$ (7,900,574)	$ –	$ 7,900,574	$ –
GraniteShares 2x Long PLTR Daily ETF					
Unrealized appreciation on open swap contracts	BMO Capital Markets	113,692,170	–	–	113,692,170
Unrealized appreciation on open swap contracts	Clear Street, LLC	152,615,266	–	45,430,000	107,185,266
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	134,370	–	–	134,370
Unrealized appreciation on open swap contracts	TD Cowen	164,785,887	–	–	164,785,887
Unrealized appreciation on open swap contracts	Wells Fargo	189,219	–	–	189,219
Total		$ 431,416,912	$ –	$ 45,430,000	$ 385,986,912
GraniteShares 2x Long UBER Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	15,140,971	–	–	15,140,971
Total		$ 15,140,971	$ –	$ –	$ 15,140,971
GraniteShares 2x Long MU Daily ETF					
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	4,848,937	–	–	4,848,937
Total		$ 4,848,937	$ –	$ –	$ 4,848,937
GraniteShares 2x Long TSM Daily ETF					
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	6,486,727	–	–	6,486,727
Total		$ 6,486,727	$ –	$ –	$ 6,486,727
GraniteShares 2x Long CRWD Daily ETF					
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	14,656,331	–	–	14,656,331
Total		$ 14,656,331	$ –	$ –	$ 14,656,331
GraniteShares 2x Long SMCI Daily ETF					
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	5,209,036	–	–	5,209,036
Unrealized appreciation on open swap contracts	Clear Street, LLC	822,537	–	–	822,537
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	10,853,627	–	–	10,853,627
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	19,104,080	–	–	19,104,080
Total		$ 35,989,280	$ –	$ –	$ 35,989,280
GraniteShares 2x Long QCOM Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	603,210	–	–	603,210
Total		$ 603,210	$ –	$ –	$ 603,210
GraniteShares 2x Long DELL Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	3,932,145	–	–	3,932,145
Total		$ 3,932,145	$ –	$ –	$ 3,932,145
GraniteShares 2x Long INTC Daily ETF					
Unrealized appreciation on open swap contracts	TD Cowen	4,230,874	–	–	4,230,874
Total		$ 4,230,874	$ –	$ –	$ 4,230,874
GraniteShares 2x Long MARA Daily ETF					
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	5,254,268	–	–	5,254,268
Total		$ 5,254,268	$ –	$ –	$ 5,254,268
GraniteShares 2x Long MRVL Daily ETF					
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	7,076,233	–	–	7,076,233
Total		$ 7,076,233	$ –	$ –	$ 7,076,233
GraniteShares 2x Long IONQ Daily ETF					
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	3,463,449	–	–	3,463,449
Total		$ 3,463,449	$ –	$ –	$ 3,463,449
GraniteShares 2x Long VRT Daily ETF					
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	4,602,341	–	–	4,602,341
Total		$ 4,602,341	$ –	$ –	$ 4,602,341

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June 30, 2025

GraniteShares 2x Long RDDT Daily ETF					
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	12,351,958	–	–	12,351,958
Total		$ 12,351,958	$ –	$ –	$ 12,351,958
GraniteShares 2x Long LCID Daily ETF					
Unrealized depreciation on open swap contracts	Marex Derivative Products, Inc.	(296,553)	–	296,553	–
Total		$ (296,553)	$ –	$ 296,553	$ –
GraniteShares 2x Long RIVN Daily ETF					
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	18,400	–	–	18,400
Total		$ 18,400	$ –	$ –	$ 18,400
GraniteShares 2x Long MSTR Daily ETF					
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	73,452	–	–	73,452
Total		$ 73,452	$ –	$ –	$ 73,452
GraniteShares 2x Short MSTR Daily ETF					
Unrealized depreciation on open swap contracts	Marex Derivative Products, Inc.	(41,697)	–	41,697	–
Total		$ (41,697)	$ –	$ 41,697	$ –

[a] *These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.*

Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

9. FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares 2x Long BABA Daily ETF	$ –	$ –	$ 29,581,316	$ 29,581,316	$ –
GraniteShares 2x Long META Daily ETF	–	(28,361)	81,581,967	81,553,606	169,616,555
GraniteShares 2x Long NVDA Daily ETF	–	(1,317,957)	3,638,393,313	3,637,075,356	8,052,181,076
GraniteShares 2x Long AAPL Daily ETF	–	–	1,231,657	1,231,657	–
GraniteShares 2x Long COIN Daily ETF	–	(294,572)	968,761,266	968,466,694	1,760,021,476
GraniteShares 1.25x Long TSLA Daily ETF	–	(1,168)	3,520,942	3,519,774	6,984,211
GraniteShares 2x Short NVDA Daily ETF	–	–	(26,276,178)	(26,276,178)	18,000,000
GraniteShares 2x Long TSLA Daily ETF	–	–	88,136,031	88,136,031	42,000,000
GraniteShares 2x Short TSLA Daily ETF	–	–	5,633,207	5,633,207	–
GraniteShares 2x Long AMD Daily ETF	–	(26,192)	242,104,066	242,077,874	156,645,877
GraniteShares 2x Long AMZN Daily ETF	–	–	9,305,060	9,305,060	–
GraniteShares 2x Long MSFT Daily ETF	–	(4,505)	8,424,159	8,419,654	26,939,100
GraniteShares 2x Short COIN Daily ETF	–	(2,169)	(7,900,574)	(7,902,743)	12,970,678
GraniteShares 2x Long PLTR Daily ETF	–	(108,606)	431,416,912	431,308,306	649,531,630
GraniteShares 2x Long UBER Daily ETF	–	(9,009)	15,140,971	15,131,962	53,878,200
GraniteShares 2x Long MU Daily ETF	–	(3,170)	4,848,937	4,845,767	18,957,144
GraniteShares 2x Long TSM Daily ETF	–	(3,671)	6,486,727	6,483,056	21,950,378
GraniteShares 2x Long CRWD Daily ETF	–	(7,007)	14,656,331	14,649,324	41,905,267
GraniteShares 2x Long SMCI Daily ETF	–	(5,839)	35,989,280	35,983,441	34,921,055
GraniteShares 2x Long QCOM Daily ETF	–	–	603,210	603,210	–
GraniteShares 2x Long DELL Daily ETF	–	(2,669)	3,932,145	3,929,476	15,963,911
GraniteShares 2x Long INTC Daily ETF	–	–	4,230,874	4,230,874	–
GraniteShares 2x Long MARA Daily ETF	–	–	5,254,268	5,254,268	–
GraniteShares 2x Long MRVL Daily ETF	–	(3,169)	7,076,233	7,073,064	18,957,144
GraniteShares 2x Long IONQ Daily ETF	–	(1,335)	3,463,449	3,462,114	7,981,956
GraniteShares 2x Long VRT Daily ETF	–	(2,836)	4,602,341	4,599,505	16,961,655
GraniteShares 2x Long RDDT Daily ETF	–	(8,175)	12,351,958	12,343,783	48,889,478
GraniteShares 2x Long LCID Daily ETF	–	–	(296,553)	(296,553)	–
GraniteShares 2x Long RIVN Daily ETF	–	–	18,400	18,400	–
GraniteShares 2x Long MSTR Daily ETF	–	–	73,452	73,452	–
GraniteShares 2x Short MSTR Daily ETF	–	–	(41,697)	(41,697)	–

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GraniteShares ETF Trust
Notes to Financial Statements
June 30, 2025

At June 30, 2025, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed net investment income	Accumulated net realized loss on investments	Other accumulated gains/(losses)	Net unrealized appreciation/(depreciation) on investments and derivatives	Total
GraniteShares 2x Long BABA Daily ETF	–	$ (7,740,292)	$ (1,035,773)	$ 29,581,316	$ 20,805,251
GraniteShares 2x Long META Daily ETF	4,524,671	3,503,355	(5,428,730)	81,553,606	84,152,902
GraniteShares 2x Long NVDA Daily ETF	–	(180,243,249)	(321,309,776)	3,637,075,356	3,135,522,331
GraniteShares 2x Long AAPL Daily ETF	–	–	–	1,231,657	1,231,657
GraniteShares 2x Long COIN Daily ETF	–	(406,254,388)	(347,765,173)	968,466,694	214,447,133
GraniteShares 1.25x Long TSLA Daily ETF	–	–	–	3,519,774	3,519,774
GraniteShares 2x Short NVDA Daily ETF	4,145,715	(84,844,380)	(17,593,564)	(26,276,178)	(124,568,407)
GraniteShares 2x Long TSLA Daily ETF	–	(69,172,176)	(11,738,342)	88,136,031	7,225,513
GraniteShares 2x Short TSLA Daily ETF	2,843,441	–	(86,860,320)	5,633,207	(78,383,672)
GraniteShares 2x Long AMD Daily ETF	–	(227,944,743)	(74,779,985)	242,077,874	(60,646,854)
GraniteShares 2x Long AMZN Daily ETF	–	(2,388,669)	(1,504,280)	9,305,060	5,412,111
GraniteShares 2x Long MSFT Daily ETF	–	(2,609,924)	(681,333)	8,419,654	5,128,397
GraniteShares 2x Short COIN Daily ETF	197,347	(1,138,827)	(4,117,077)	(7,902,743)	(12,961,300)
GraniteShares 2x Long PLTR Daily ETF	–	–	31,572,586	431,308,306	462,880,892
GraniteShares 2x Long UBER Daily ETF	2,588,925	–	–	15,131,962	17,720,887
GraniteShares 2x Long MU Daily ETF	320,542	–	(318,690)	4,845,767	4,847,619
GraniteShares 2x Long TSM Daily ETF	–	(2,369,452)	(431,697)	6,483,056	3,681,907
GraniteShares 2x Long CRWD Daily ETF	–	(3,697,295)	(1,238,145)	14,649,324	9,713,884
GraniteShares 2x Long SMCI Daily ETF	–	(10,811,525)	(21,787,232)	35,983,441	3,384,684
GraniteShares 2x Long QCOM Daily ETF	–	(181,273)	(15,510)	603,210	406,427
GraniteShares 2x Long DELL Daily ETF	–	(1,229,247)	(76,891)	3,929,476	2,623,338
GraniteShares 2x Long INTC Daily ETF	–	(7,689,694)	(563,108)	4,230,874	(4,021,928)
GraniteShares 2x Long MARA Daily ETF	–	(63)	(4,131,913)	5,254,268	1,122,292
GraniteShares 2x Long MRVL Daily ETF	–	(22)	(715,733)	7,073,064	6,357,309
GraniteShares 2x Long IONQ Daily ETF	–	(20)	(1,481,694)	3,462,114	1,980,400
GraniteShares 2x Long VRT Daily ETF	–	(21)	(638,227)	4,599,505	3,961,257
GraniteShares 2x Long RDDT Daily ETF	–	(21)	(2,682,809)	12,343,783	9,660,953
GraniteShares 2x Long LCID Daily ETF	–	–	(391,958)	(296,553)	(688,511)
GraniteShares 2x Long RIVN Daily ETF	–	–	292,971	18,400	311,371
GraniteShares 2x Long MSTR Daily ETF	–	–	(29,601)	73,452	43,851
GraniteShares 2x Short MSTR Daily ETF	–	–	(15,875)	(41,697)	(57,572)

Annual Report | June 30, 2025 131

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2025, the following amounts are available as carry forwards to the next year:

Fund	Short-Term	Long-Term
GraniteShares 2x Long BABA Daily ETF	$ 7,740,292	$ –
GraniteShares 2x Long META Daily ETF	–	–
GraniteShares 2x Long NVDA Daily ETF	180,243,249	–
GraniteShares 2x Long AAPL Daily ETF	–	–
GraniteShares 2x Long COIN Daily ETF	406,254,388	–
GraniteShares 1.25x Long TSLA Daily ETF	–	–
GraniteShares 2x Short NVDA Daily ETF	84,844,380	–
GraniteShares 2x Long TSLA Daily ETF	68,280,874	891,302
GraniteShares 2x Short TSLA Daily ETF	–	–
GraniteShares 2x Long AMD Daily ETF	227,944,743	–
GraniteShares 2x Long AMZN Daily ETF	2,388,669	–
GraniteShares 2x Long MSFT Daily ETF	2,609,924	–
GraniteShares 2x Short COIN Daily ETF	1,138,827	–
GraniteShares 2x Long PLTR Daily ETF	–	–
GraniteShares 2x Long UBER Daily ETF	–	–
GraniteShares 2x Long MU Daily ETF	–	–
GraniteShares 2x Long TSM Daily ETF	2,369,452	–
GraniteShares 2x Long CRWD Daily ETF	3,697,295	–
GraniteShares 2x Long SMCI Daily ETF	10,811,525	–
GraniteShares 2x Long QCOM Daily ETF	181,273	–
GraniteShares 2x Long DELL Daily ETF	1,229,247	–
GraniteShares 2x Long INTC Daily ETF	7,689,694	–
GraniteShares 2x Long MARA Daily ETF	63	–
GraniteShares 2x Long MRVL Daily ETF	22	–
GraniteShares 2x Long IONQ Daily ETF	20	–
GraniteShares 2x Long VRT Daily ETF	21	–
GraniteShares 2x Long RDDT Daily ETF	21	–
GraniteShares 2x Long LCID Daily ETF	–	–
GraniteShares 2x Long RIVN Daily ETF	–	–
GraniteShares 2x Long MSTR Daily ETF	–	–
GraniteShares 2x Short MSTR Daily ETF	–	–

132 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

The GraniteShares 2x Long AAPL Daily ETF and GraniteShares 1.25x Long TSLA Daily ETF used capital loss carryovers during the year ended June 30, 2025 in the amount of $380,297, and $538,049, respectively.

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

The Funds elect to defer to the year ending June 30, 2026 late year ordinary losses recognized during the period in the amounts of:

Fund	Late Year Ordinary Losses Deferred
GraniteShares 2x Long BABA Daily ETF	$ 597,824
GraniteShares 2x Long META Daily ETF	–
GraniteShares 2x Long NVDA Daily ETF	281,312,026
GraniteShares 2x Long AAPL Daily ETF	–
GraniteShares 2x Long COIN Daily ETF	71,590,272
GraniteShares 1.25x Long TSLA Daily ETF	–
GraniteShares 2x Short NVDA Daily ETF	–
GraniteShares 2x Long TSLA Daily ETF	11,738,342
GraniteShares 2x Short TSLA Daily ETF	–
GraniteShares 2x Long AMD Daily ETF	14,426,583
GraniteShares 2x Long AMZN Daily ETF	1,504,280
GraniteShares 2x Long MSFT Daily ETF	681,333
GraniteShares 2x Short COIN Daily ETF	–
GraniteShares 2x Long PLTR Daily ETF	–
GraniteShares 2x Long UBER Daily ETF	–
GraniteShares 2x Long MU Daily ETF	318,690
GraniteShares 2x Long TSM Daily ETF	431,697
GraniteShares 2x Long CRWD Daily ETF	1,238,145
GraniteShares 2x Long SMCI Daily ETF	7,550,380
GraniteShares 2x Long QCOM Daily ETF	15,510
GraniteShares 2x Long DELL Daily ETF	76,891
GraniteShares 2x Long INTC Daily ETF	563,108
GraniteShares 2x Long MARA Daily ETF	643,832
GraniteShares 2x Long MRVL Daily ETF	270,538
GraniteShares 2x Long IONQ Daily ETF	220,438
GraniteShares 2x Long VRT Daily ETF	164,593
GraniteShares 2x Long RDDT Daily ETF	405,704
GraniteShares 2x Long LCID Daily ETF	70,134
GraniteShares 2x Long RIVN Daily ETF	35,744
GraniteShares 2x Long MSTR Daily ETF	8,175
GraniteShares 2x Short MSTR Daily ETF	311

Annual Report | June 30, 2025 133

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from equalization and net operating losses:

Fund	Paid-in Capital	Total Distributable Earnings
GraniteShares 2x Long BABA Daily ETF	$ (1,370,597)	$ 1,370,597
GraniteShares 2x Long META Daily ETF	32,200,914	(32,200,914)
GraniteShares 2x Long NVDA Daily ETF	(445,596,622)	445,596,622
GraniteShares 2x Long AAPL Daily ETF	4,838,411	(4,838,411)
GraniteShares 2x Long COIN Daily ETF	(71,566,763)	71,566,763
GraniteShares 1.25x Long TSLA Daily ETF	778,486	(778,486)
GraniteShares 2x Short NVDA Daily ETF	–	–
GraniteShares 2x Long TSLA Daily ETF	(3,925,131)	3,925,131
GraniteShares 2x Short TSLA Daily ETF	2,043,388	(2,043,388)
GraniteShares 2x Long AMD Daily ETF	(8,491,915)	8,491,915
GraniteShares 2x Long AMZN Daily ETF	(1,361,660)	1,361,660
GraniteShares 2x Long MSFT Daily ETF	(740,808)	740,808
GraniteShares 2x Short COIN Daily ETF	–	–
GraniteShares 2x Long PLTR Daily ETF	14,488,682	(14,488,682)
GraniteShares 2x Long UBER Daily ETF	4,345,771	(4,345,771)
GraniteShares 2x Long MU Daily ETF	1,248,062	(1,248,062)
GraniteShares 2x Long TSM Daily ETF	(15,571)	15,571
GraniteShares 2x Long CRWD Daily ETF	(88,032)	88,032
GraniteShares 2x Long SMCI Daily ETF	(50,080)	50,080
GraniteShares 2x Long QCOM Daily ETF	–	–
GraniteShares 2x Long DELL Daily ETF	–	–
GraniteShares 2x Long INTC Daily ETF	–	–
GraniteShares 2x Long MARA Daily ETF	–	–
GraniteShares 2x Long MRVL Daily ETF	–	–
GraniteShares 2x Long IONQ Daily ETF	–	–
GraniteShares 2x Long VRT Daily ETF	–	–
GraniteShares 2x Long RDDT Daily ETF	–	–
GraniteShares 2x Long LCID Daily ETF	–	–
GraniteShares 2x Long RIVN Daily ETF	–	–
GraniteShares 2x Long MSTR Daily ETF	–	–
GraniteShares 2x Short MSTR Daily ETF	–	–

Annual Report | June 30, 2025 135

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

The tax character of distributions paid by the Funds during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2024			
GraniteShares 2x Long BABA Daily ETF	$ –	$ –	$ –
GraniteShares 2x Long META Daily ETF	4,802,714	–	–
GraniteShares 2x Long NVDA Daily ETF	25,076,455	–	–
GraniteShares 2x Long AAPL Daily ETF	689,030	–	–
GraniteShares 2x Long COIN Daily ETF	262,861	–	–
GraniteShares 1.25x Long TSLA Daily ETF	2,504,701	–	25,049
GraniteShares 2x Short NVDA Daily ETF	510,872	–	–
GraniteShares 2x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short TSLA Daily ETF	348,030	–	–
GraniteShares 2x Long AMD Daily ETF	–	–	–
GraniteShares 2x Long AMZN Daily ETF	–	–	–
GraniteShares 2x Long MSFT Daily ETF	–	–	–

136 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from the underlying stock's performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder's holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund's ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock's movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance's correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or "short" exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund's return, result in a loss, have the effect of limiting a short Fund's ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund's short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Annual Report | June 30, 2025 137

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund's investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

- The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
- In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund's NAV.
- In stressed market conditions, the market for a Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of a Fund's shares may, in turn, lead to differences between the market value of a Fund's shares and a Fund's NAV.
- An active trading market for a Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund's Shares will continue to meet the listing requirements of the Exchange. If a Fund's Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's Shares.

Non-Diversified Risk: Each Fund's portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund's losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund's investment exposure may not be consistent with the Fund's investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock's shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock's shares is expected, in turn, to result in a halt in the trading in the Fund's shares. Trading in the underlying stock's and/or Fund's shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock's and/or Fund's shares inadvisable. In addition, trading in underlying stock's and/or Fund's shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules." In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund's investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund's performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund's holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

138 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund's assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund's assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund's investment objective is not clear, particularly because each Fund's investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

12. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the fiscal year ended June 30, 2025. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds' internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds' chief operating decision maker ("CODM") for making decisions, allocating resources, and assessing performance. The Funds' CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds' financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

13. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Annual Report | June 30, 2025 139

GraniteShares ETF Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and
The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of GraniteShares 2x Long BABA Daily ETF, GraniteShares 2x Long META Daily ETF, GraniteShares 2x Long NVDA Daily ETF, GraniteShares 2x Long AAPL Daily ETF, GraniteShares 2x Long COIN Daily ETF, GraniteShares 1.25x Long TSLA Daily ETF, GraniteShares 2x Short NVDA Daily ETF, GraniteShares 2x Long TSLA Daily ETF, GraniteShares 2x Short TSLA Daily ETF, GraniteShares 2x Long AMD Daily ETF, GraniteShares 2x Long AMZN Daily ETF, GraniteShares 2x Long MSFT Daily ETF, GraniteShares 2x Short COIN Daily ETF, GraniteShares 2x Long PLTR Daily ETF, GraniteShares 2x Long UBER Daily ETF, GraniteShares 2x Long MU Daily ETF, GraniteShares 2x Long TSM Daily ETF, GraniteShares 2x Long CRWD Daily ETF, GraniteShares 2x Long SMCI Daily ETF, GraniteShares 2x Long QCOM Daily ETF, GraniteShares 2x Long DELL Daily ETF, GraniteShares 2x Long INTC Daily ETF, GraniteShares 2x Long MARA Daily ETF, GraniteShares 2x Long MRVL Daily ETF, GraniteShares 2x Long IONQ Daily ETF, GraniteShares 2x Long VRT Daily ETF, GraniteShares 2x Long RDDT Daily ETF, GraniteShares 2x Long LCID Daily ETF, GraniteShares 2x Long RIVN Daily ETF, GraniteShares 2x Long MSTR Daily ETF and GraniteShares 2x Short MSTR Daily ETF (the "Funds"), each a series of GraniteShares ETF Trust, including the schedules of investments, as of June 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting GraniteShares ETF Trust	Statements of operations	Statements of changes in net assets	Financial highlights
GraniteShares 1.25x Long TSLA Daily ETF, GraniteShares 2x Long AAPL Daily ETF and GraniteShares 2x Long COIN Daily ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the two years in the period ended June 30, 2025 and for the period August 8, 2022 (commencement of operations) through June 30, 2023
GraniteShares 2x Long BABA Daily ETF, GraniteShares 2x Long META Daily ETF, and GraniteShares 2x Long NVDA Daily ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the two years in the period ended June 30, 2025 and for the period December 12, 2022 (commencement of operations) through June 30, 2023
GraniteShares 2x Short NVDA Daily ETF, GraniteShares 2x Long TSLA Daily ETF and GraniteShares 2x Short TSLA Daily ETF	For the year ended June 30, 2025	For the year ended June 30, 2025 and for the period August 21, 2023 (commencement of operations) through June 30, 2024	For the year ended June 30, 2025 and for the period August 21, 2023 (commencement of operations) through June 30, 2024
GraniteShares 2x Long AMD Daily ETF, GraniteShares 2x Long AMZN Daily ETF, and GraniteShares 2x Long MSFT Daily ETF	For the year ended June 30, 2025	For the year ended June 30, 2025 and for the period March 18, 2024 (commencement of operations) through June 30, 2024	For the year ended June 30, 2025 and for the period March 18, 2024 (commencement of operations) through June 30, 2024
GraniteShares 2x Short COIN Daily ETF, GraniteShares 2x Long PLTR Daily ETF and GraniteShares 2x Long UBER Daily ETF	For the period September 3, 2024 (commencement of operations) through June 30, 2025	For the period September 3, 2024 (commencement of operations) through June 30, 2025	For the period September 3, 2024 (commencement of operations) through June 30, 2025
GraniteShares 2x Long MU Daily ETF, GraniteShares 2x Long TSM Daily ETF and GraniteShares 2x Long CRWD Daily ETF	For the period November 11, 2024 (commencement of operations) through June 30, 2025	For the period November 11, 2024 (commencement of operations) through June 30, 2025	For the period November 11, 2024 (commencement of operations) through June 30, 2025
GraniteShares 2x Long SMCI Daily ETF	For the period December 11, 2024 (commencement of operations) through June 30, 2025	For the period December 10, 2024 (commencement of operations) through June 30, 2025	For the period December 10, 2024 (commencement of operations) through June 30, 2025

140 www.graniteshares.com

GraniteShares ETF Trust
Report of Independent Registered Public Accounting Firm

Individual Funds constituting GraniteShares ETF Trust	Statements of operations	Statements of changes in net assets	Financial highlights
GraniteShares 2x Long QCOM Daily ETF, GraniteShares 2x Long DELL Daily ETF and GraniteShares 2x Long INTC Daily ETF	For the period February 12, 2025 (commencement of operations) through June 30, 2025	For the period February 12, 2025 (commencement of operations) through June 30, 2025	For the period February 12, 2025 (commencement of operations) through June 30, 2025
GraniteShares 2x Long MARA Daily ETF and GraniteShares 2x Long MRVL Daily ETF	For the period March 6, 2025 (commencement of operations) through June 30, 2025	For the period March 6, 2025 (commencement of operations) through June 30, 2025	For the period March 6, 2025 (commencement of operations) through June 30, 2025
GraniteShares 2x Long IONQ Daily ETF, GraniteShares 2x Long VRT Daily ETF and GraniteShares 2x Long RDDT Daily ETF	For the period March 24, 2025 (commencement of operations) through June 30, 2025	For the period March 24, 2025 (commencement of operations) through June 30, 2025	For the period March 24, 2025 (commencement of operations) through June 30, 2025
GraniteShares 2x Long LCID Daily ETF and GraniteShares 2x Long RIVN Daily ETF	For the period April 21, 2025 (commencement of operations) through June 30, 2025	For the period April 21, 2025 (commencement of operations) through June 30, 2025	For the period April 21, 2025 (commencement of operations) through June 30, 2025
GraniteShares 2x Long MSTR Daily ETF and GraniteShares 2x Short MSTR Daily ETF	For the period June 9, 2025 (commencement of operations) through June 30, 2025	For the period June 9, 2025 (commencement of operations) through June 30, 2025	For the period June 9, 2025 (commencement of operations) through June 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2025

Annual Report | June 30, 2025 141

GraniteShares ETF Trust Additional Information
June 30, 2025 (Unaudited)

Federal Tax Information

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:[1]

	Qualified Dividend Income	Dividend Received Deduction	199A
Granite Shares 2x Long BABA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long META Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long NVDA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AAPL Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long COIN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 1.25x Long TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short NVDA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AMD Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AMZN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MSFT Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short COIN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long PLTR Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long UBER Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MU Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long TSM Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long CRWD Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long SMCI Daily ETF	0.00%	0.00%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by theFunds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designated the following amounts as long-term capital gain dividends for the calendar year ended December 31, 2024.[1]

[1] *GraniteShares 2x Long QCOM Daily ETF, GraniteShares 2x Long DELL Daily ETF, GraniteShares 2x Long INTC Daily ETF, GraniteShares 2x Long MARA Daily ETF, GraniteShares 2x Long MRVL Daily ETF, GraniteShares 2x Long IONQ Daily ETF, GraniteShares 2x Long VRT Daily ETF, GraniteShares 2x Long RDDT Daily ETF, GraniteShares 2x Long LCID Daily ETF, GraniteShares 2x Long RIVN Daily ETF, GraniteShares 2x Long MSTR Daily ETF, and GraniteShares 2x Short MSTR Daily ETF had launch dates after December 31, 2024.*

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GraniteShares ETF Trust Additional Information
June 30, 2025 (Unaudited)

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Fund's website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Annual Report | June 30, 2025 143

GraniteShares ETF Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
June 30, 2025 (Unaudited)

Not applicable for this reporting period.

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GraniteShares ETF Trust

Proxy Disclosures for Open-End Management Investment Companies

June 30, 2025 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2025 145

GraniteShares ETF Trust
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
June 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended June 30, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$ 23,500	$ –	$ 23,500
Seddik Meziani, Trustee	$ 23,500	$ –	$ 23,500
Total	**$ 47,000**	**$ –**	**$ 47,000**

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

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GraniteShares ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the supervision of the Board of Trustees of the Trust (the "Board," with the members of the Board referred to individually as "Trustees"), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the "Adviser" or "GraniteShares") and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a "Fund" and collectively, the "Funds") and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on February 10, 2025 (the "Meeting"), the Board, including a majority of the Trustees who are not "interested person[s]," as defined in the 1940 Act, of the Trust (the "Independent Trustees"), reviewed and unanimously approved an investment advisory agreement (the "New Agreement") for a two-year period with respect to each of the new Short and Leveraged Funds (the "New S&L Funds"). The Board, including a majority of the Independent Trustees, reviewed and unanimously approved an amendment to the investment advisory agreement dated May 17, 2024 between the Trust and the Adviser (the "Existing Agreement" and together with the New Agreement, the "Agreements") with respect to several existing Short and Leveraged Funds of the Trust (the "Existing Funds"). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission ("SEC"), with the Board's intention to ratify the approval of the Agreements at its next in-person meeting.[1]

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board's review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board's regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser's presentation included a discussion of the Adviser's resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds' portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the New Agreement for a two-year term and approve the amendment to the Existing Agreement. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board's experience overseeing the existing Funds in the Trust. In this regard, the Board's conclusions were also based on its knowledge of how well the Adviser performs its duties

[1] *On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreements at the Meeting.*

Annual Report | June 30, 2025 147

GraniteShares ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approval was based on each Trustee's business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund ("ETF") and the Board considered the qualifications and experience of the Adviser's key personnel, including, in particular, the experience of the Adviser's principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust's Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

With respect to each of the New S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since launch of the existing S&L funds in the Trust, the existing S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks and the New S&L Funds will use Indxx High Volatility sector indices, which are rules-based indices that capture the performance of the five most volatile stocks in the industry that the underlying stock operates, based on an industry categorization determined by a leading independent analytics company. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund's NAV from the price changes of each's Fund's underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser has strived to refine the indices for the existing S&L funds, and that the Adviser was obligated by an expense limitation agreement for each New S&L Fund.

With respect to each of the Existing Funds, the Board considered that the Adviser has continually refined its process of developing, modifying, and adapting funds to better respond to investor demand. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each existing Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser's commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund's performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to the New S&L Funds and Existing Funds.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser's rationale therefor.

The Board considered the New S&L Funds' annual advisory fees with those of average peer funds from other advisers provided by Bloomberg, an independent provider of investment company data. The Board noted that the New S&L Funds' advisory fees of 1.30% were higher than the Bloomberg peer group median of 1.05%. The Board noted that the Adviser did not recommend lowering the Adviser's fees for the New S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Funds are operationally intensive to manage, and the costs of launching and managing all the S&L Funds benefit from the advisory fee levels. The Board considered that with the New S&L Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build

148
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GraniteShares ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

a market for those funds. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

With respect to each of the Existing Funds, the Board noted that the Adviser was only recommending the change of the names and strategies of the Existing Funds and not recommending a change to the annual advisory fees already approved by the Board.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund's proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the New S&L Funds and whether such services are being shared with each Fund's shareholders under the Agreement. The Board noted that the Adviser had reached greater scale in the last year and the Adviser's operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund's asset levels increase.

The Board concluded that the Adviser's arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements is in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the New S&L Funds and to each of the Existing Funds.

* * * * *

GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the supervision of the Board of Trustees of the Trust (the "Board," with the members of the Board referred to individually as "Trustees"), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the "Adviser" or "GraniteShares") and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a "Fund" and collectively, the "Funds") and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on May 9, 2025 (the "Meeting"), the Board, including a majority of the Trustees who are not "interested person[s]," as defined in the 1940 Act, of the Trust (the "Independent Trustees"), reviewed and unanimously approved the investment advisory agreements (the "Agreements") for a two-year period from the date the first of the Funds commences operations, with respect to each of the Delta One Funds (the "Delta 1 Funds" or "D1 Funds"), each of the Short and Leveraged Funds (the "S&L Funds"), and each of the YieldBOOST Funds (the "YB Funds"). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission ("SEC"), with the Board's intention to ratify the approval of the Agreements at its next in-person meeting.[2]

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board's review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board's regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

[2] *On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.*

Annual Report | June 30, 2025 149

GraniteShares ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser's presentation included a discussion of the Adviser's resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds' portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board's experience overseeing the existing Funds in the Trust. In this regard, the Board's conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approval was based on each Trustee's business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund ("ETF") and the Board considered the qualifications and experience of the Adviser's key personnel, including, in particular, the experience of the Adviser's principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust's Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

The D1 Funds

With respect to each of the D1 Funds, the Board assessed the Adviser's management capabilities as demonstrated by each Fund's performance and ability to meet its investment objective.

The Board noted that GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB') is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund's investment strategy is based in part on the Bloomberg Commodity Index (the "COMB Benchmark"), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund's returns on a market price basis and on a net asset value ("NAV") basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

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GraniteShares ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

As to GraniteShares HIPS US High Income ETF ("HIPS"), the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the "HIPS Index"). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have "pass-through" structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. As with COMB, the Board took into account the information it received regarding HIPS's returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser's performance attribution analysis.

With respect to GraniteShares Nasdaq Select Disruptors ETF ("DRUP"), the Board noted that the Fund seeks to track the performance, before fees and expenses, of the Nasdaq US Large Cap Select Disruptors Index (the "DRUP Index"), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. As with COMB and HIPS, the Board considered the information it received regarding DRUP's returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser's performance attribution analysis.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks, most recently to single-stock indices provided by Solactive. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund's NAV from the price changes of each's Fund's underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser was obligated by an expense limitation agreement for each S&L Fund.

The YB Funds

With respect to each of the YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

All Funds

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser's commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund's performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser's rationale therefor.

The D1 Funds

With respect to each of the D1 Funds, the Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). Thus, the Board reviewed information provided in the Meeting materials comparing each Fund's proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser's process for identifying such other funds.

Annual Report | June 30, 2025 151

GraniteShares ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund's proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis. The Board also noted the Adviser's statement that although the average fees for funds providing broad commodity exposure decreased over the prior year, COMB was one of the least expensive broad commodity ETFs available in the market.

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund's fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser's description of the resources involved in managing each Fund. In addition, the Board considered each Fund's size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

The S&L Funds

With respect to each of the existing S&L Funds, the Board considered that the Adviser was not recommending a change to the annual advisory fees previously approved by the Board. The Board considered the new S&L Funds' annual advisory fees with those of average peer funds, noting that the new S&L Funds' advisory fees of 1.30% were higher than the peer group median. The Board noted that the Adviser did not recommend lowering the Adviser's fees for the new S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Funds are operationally intensive to manage, and the costs of launching and managing all the S&L Funds benefit from the advisory fee levels. The Board considered that with the new S&L Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

The YB Funds

With respect to each of the existing YB Funds, the Board considered that the Adviser was not recommending a change to the annual advisory fees previously approved by the Board, and that the Adviser was recommending the same annual advisory fees for the new YB Funds. The Board considered that with the YB Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund's proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund's shareholders under the Agreement. The Board noted that the Adviser's operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund's asset levels increase.

The Board concluded that the Adviser's arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements is in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

152 www.graniteshares.com

GraniteShares ETF Trust

Annual Report Financial Statements & Other Information

June 30, 2025

TSYY: GraniteShares YieldBOOST TSLA ETF

TQQY: GraniteShares YieldBOOST QQQ ETF

YSPY: GraniteShares YieldBOOST SPY ETF

NVYY: GraniteShares YieldBOOST NVDA ETF

XBTY: GraniteShares YieldBOOST Bitcoin ETF

Table of Contents

	PAGE
Schedule of Investments	
GraniteShares YieldBOOST TSLA ETF	1
GraniteShares YieldBOOST QQQ ETF	2
GraniteShares YieldBOOST SPY ETF	3
GraniteShares YieldBOOST NVDA ETF	4
GraniteShares YieldBOOST Bitcoin ETF	5
Statements of Assets and Liabilities	6
Statements of Operations	7
Statement of Changes in Net Assets	
GraniteShares YieldBOOST TSLA ETF	8
GraniteShares YieldBOOST QQQ ETF	9
GraniteShares YieldBOOST SPY ETF	10
GraniteShares YieldBOOST NVDA ETF	11
GraniteShares YieldBOOST Bitcoin ETF	12
Financial Highlights	
GraniteShares YieldBOOST TSLA ETF	13
GraniteShares YieldBOOST QQQ ETF	14
GraniteShares YieldBOOST SPY ETF	15
GraniteShares YieldBOOST NVDA ETF	16
GraniteShares YieldBOOST Bitcoin ETF	17
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	31
Additional Information	32
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	**33**
Proxy Disclosures for Open-End Management Investment Companies	**34**
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	**35**
Statement Regarding Basis for Approval of Investment Advisory Contract	**36**

GraniteShares YieldBOOST TSLA ETF Schedule of Investments
June 30, 2025

Investments		Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (12.16%)[(a)]			
United States Treasury Bill			
4.290%, 08/12/2025[(a)]	$	3,000,000	$ 2,984,994
TOTAL GOVERNMENT BOND			
(Cost 2,984,984)			2,984,994

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.73%)					
Put Option Contracts (1.73%)					
Direxion Daily TSLA Bull 2X Shares:					
Stonex Group Inc	07/03/2025	10.39	3,950	4,664,950	52,099
Stonex Group Inc	07/03/2025	10.80	14,440	17,053,640	314,113
Stonex Group Inc	07/03/2025	10.95	2,290	2,704,490	58,998
				$ 24,423,080	425,210
TOTAL PURCHASED OPTION CONTRACTS					
(Cost $445,131)				24,423,080	425,210
TOTAL INVESTMENTS (13.89%)					
(Cost $3,430,115)					$ 3,410,204
OTHER ASSETS IN EXCESS OF LIABILITIES (86.11%)					21,138,526[(b)]
NET ASSETS (100.00%)					$ 24,548,730

[(a)] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[(b)] *Includes cash which is being held as collateral for written option contracts.*

WRITTEN OPTION CONTRACTS (7.01%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (7.01%)						
Direxion Daily TSLA Bull 2X Shares:						
Stonex Group Inc	7/3/2025	$ 11.81	(3,950)	$ 223,058	$ (4,664,950)	$(237,258)
Stonex Group Inc	7/3/2025	12.27	(14,440)	959,835	(17,053,640)	(1,258,425)
Stonex Group Inc	7/3/2025	12.44	(2,290)	170,537	(2,704,490)	(225,824)
TOTAL WRITTEN OPTION CONTRACTS				**$ 1,353,430**	**$ (24,423,080)**	**$ (1,721,507)**

See Notes to Financial Statements.

Annual Report | June 30, 2025 1

GraniteShares YieldBOOST QQQ ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (17.41%)[a]		
United States Treasury Bill		
4.317%, 08/12/2025[a]	$ 500,000	$ 497,499
TOTAL GOVERNMENT BOND		
(Cost 497,482)		497,499

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.04%)					
Put Option Contracts (0.04%)					
ProShares UltraPro QQQ:					
Stonex Group Inc	07/03/2025	72.57	95	788,500	257
Stonex Group Inc	07/03/2025	73.28	255	2,116,500	855
				$ 2,905,000	1,112
TOTAL PURCHASED OPTION CONTRACTS					
(Cost $7,310)				2,905,000	1,112
TOTAL INVESTMENTS (17.45%)					
(Cost $504,792)					$ 498,611
OTHER ASSETS IN EXCESS OF LIABILITIES (82.55%)					2,359,197[b]
NET ASSETS (100.00%)					$ 2,857,808

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
(b) *Includes cash which is being held as collateral for written option contracts.*

WRITTEN OPTION CONTRACTS (0.95%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (0.95%)						
ProShares UltraPro QQQ:						
Stonex Group Inc	7/3/2025	$ 80.63	(95)	$ 17,905	$ (788,500)	$(5,927)
Stonex Group Inc	7/3/2025	81.42	(255)	45,510	(2,116,500)	(21,214)
TOTAL WRITTEN OPTION CONTRACTS				**$ 63,415**	**$ (2,905,000)**	**$ (27,141)**

See Notes to Financial Statements.

2 www.graniteshares.com

GraniteShares YieldBOOST SPY ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (30.84%)[a]		
United States Treasury Bill		
4.317%, 08/12/2025[a]	$ 1,000,000	$ 994,998
TOTAL GOVERNMENT BOND (Cost 994,963)		994,998

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.03%)					
Put Option Contracts (0.03%)					
Direxion Daily S&P 500 Bull 3X Shares:					
Stonex Group Inc	07/03/2025	153.84	190	3,297,070	839
				$ 3,297,070	839
TOTAL PURCHASED OPTION CONTRACTS (Cost $6,750)				3,297,070	839

TOTAL INVESTMENTS (30.87%) (Cost $1,001,713)	$ 995,837
OTHER ASSETS IN EXCESS OF LIABILITIES (69.13%)	2,230,159[b]
NET ASSETS (100.00%)	$ 3,225,996

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
(b) *Includes cash which is being held as collateral for written option contracts.*

WRITTEN OPTION CONTRACTS (1.00%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (1.00%)						
Direxion Daily S&P 500 Bull 3X Shares:						
Stonex Group Inc	7/3/2025	$ 170.93	(190)	$ 62,789	$(3,297,070)	$(32,226)
TOTAL WRITTEN OPTION CONTRACTS				**$ 62,789**	**$ (3,297,070)**	**$ (32,226)**

See Notes to Financial Statements.

Annual Report | June 30, 2025 3

GraniteShares YieldBOOST NVDA ETF — Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (8.10%)[a]		
United States Treasury Bill		
4.317%, 08/12/2025[a]	$ 500,000	$ 497,499
TOTAL GOVERNMENT BOND (Cost 497,481)		497,499

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.25%)					
Put Option Contracts (0.25%)					
GraniteShares 2x Long NVDA Daily ETF:					
Stonex Group Inc	07/03/2025	61.22	275	1,936,550	3,091
Stonex Group Inc	07/03/2025	63.29	620	4,366,040	12,434
				$ 6,302,590	15,525
TOTAL PURCHASED OPTION CONTRACTS (Cost $43,780)				6,302,590	15,525
TOTAL INVESTMENTS (8.35%) (Cost $541,261)					$ 513,024
OTHER ASSETS IN EXCESS OF LIABILITIES (91.65%)					5,629,650[b]
NET ASSETS (100.00%)					$ 6,142,674

(a) *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
(b) *Includes cash which is being held as collateral for written option contracts.*

WRITTEN OPTION CONTRACTS (2.00%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (2.00%)						
GraniteShares 2x Long NVDA Daily ETF:						
Stonex Group Inc	7/3/2025	$ 68.02	(275)	$ 60,354	$(1,936,550)	$(23,357)
Stonex Group Inc	7/3/2025	70.32	(620)	136,692	(4,366,040)	(99,632)
TOTAL WRITTEN OPTION CONTRACTS				**$ 197,046**	**$ (6,302,590)**	**$ (122,989)**

See Notes to Financial Statements.

4 www.graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF Schedule of Investments
June 30, 2025

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (10.04%)[(a)]		
United States Treasury Bill		
4.317%, 08/12/2025[(a)]	$ 500,000	$ 497,499
TOTAL GOVERNMENT BOND		
(Cost 497,482)		497,499

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.18%)					
Put Option Contracts (0.18%)					
2x Bitcoin Strategy ETF:					
Stonex Group Inc	07/03/2025	48.70	420	2,268,840	4,829
Stonex Group Inc	07/03/2025	47.95	500	2,701,000	4,094
				$ 4,969,840	8,923
TOTAL PURCHASED OPTION CONTRACTS					
(Cost $34,708)				4,969,840	8,923
TOTAL INVESTMENTS (10.22%)					
(Cost $532,190)					$ 506,422
OTHER ASSETS IN EXCESS OF LIABILITIES (89.78%)					4,450,391[(b)]
NET ASSETS (100.00%)					$ 4,956,813

[(a)] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[(b)] *Includes cash which is being held as collateral for written option contracts.*

WRITTEN OPTION CONTRACTS (1.95%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (1.95%)						
2x Bitcoin Strategy ETF:						
Stonex Group Inc	7/3/2025	$ 54.11	(420)	$ 74,538	$(2,268,840)	$(52,383)
Stonex Group Inc	7/3/2025	53.28	(500)	75,735	(2,701,000)	(44,490)
TOTAL WRITTEN OPTION CONTRACTS				**$ 150,273**	**$ (4,969,840)**	**$ (96,873)**

See Notes to Financial Statements.

Annual Report | June 30, 2025 5

GraniteShares ETF Trust Statements of Assets and Liabilities
June 30, 2025

	GraniteShares YieldBOOST TSLA ETF	GraniteShares YieldBOOST QQQ ETF	GraniteShares YieldBOOST SPY ETF	GraniteShares YieldBOOST NVDA ETF	GraniteShares YieldBOOST Bitcoin ETF
ASSETS:					
Investments at cost	$ 3,430,115	$ 504,792	$ 1,001,713	$ 541,261	$ 532,190
Investments at value	$ 3,410,204	$ 498,611	$ 995,837	$ 513,024	$ 506,422
Cash	17,240,465	2,366,174	2,150,532	5,552,615	4,438,452
Cash collateral held for open Options contracts	1,344,179	63,749	159,572	343,895	217,476
Due from advisor	105	–	–	8,674	8,968
Receivable for shares sold	4,809,213	–	–	–	–
Other assets	1,703	215	195	–	–
Total Assets	26,805,869	2,928,749	3,306,136	6,418,208	5,171,318
LIABILITIES:					
Written options, at value (premiums received $1,353,430, $63,415, $62,789, $197,046, $150,273)	1,721,507	27,141	32,226	122,989	96,873
Distribution payable	509,694	27,119	30,677	135,636	100,732
Administration payable	1,070	768	769	699	699
Payable for accounting and legal	12,400	10,371	10,391	9,808	9,799
Payable to custodian	4,501	1,234	1,390	622	622
Payable for trustee fees	699	449	449	449	449
Payable for transfer agency	5,042	516	665	207	207
Advisory fees payable	–	1,253	1,515	–	–
Other accrued payables	2,226	2,090	2,058	5,124	5,124
Total Liabilities	2,257,139	70,941	80,140	275,534	214,505
Commitments and contingencies (Note 5)					
NET ASSETS	$ 24,548,730	$ 2,857,808	$ 3,225,996	$ 6,142,674	$ 4,956,813
NET ASSETS CONSIST OF:					
Paid-in capital	$ 25,608,226	$ 2,854,834	$ 3,231,986	$ 6,112,051	$ 4,993,268
Total distributable earnings/(losses)	(1,059,496)	2,974	(5,990)	30,623	(36,455)
NET ASSETS	$ 24,548,730	$ 2,857,808	$ 3,225,996	$ 6,142,674	$ 4,956,813
Shares outstanding	2,450,000	150,001	160,001	230,001	200,001
Net Asset Value per share	$ 10.02	$ 19.05	$ 20.16	$ 26.71	$ 24.78

See Notes to Financial Statements.

6 www.graniteshares.com

GraniteShares ETF Trust

Statements of Operations

For the Period Ended June 30, 2025

	GraniteShares YieldBOOST TSLA ETF*	GraniteShares YieldBOOST QQQ ETF**	GraniteShares YieldBOOST SPY ETF**	GraniteShares YieldBOOST NVDA ETF***	GraniteShares YieldBOOST Bitcoin ETF***
INVESTMENT INCOME:					
Interest	$ 65,498	$ 14,433	$ 19,379	$ 6,593	$ 5,703
Total Investment Income	65,498	14,433	19,379	6,593	5,703
EXPENSES:					
Advisory fees	17,875	3,773	4,912	1,959	1,683
Administration fees	1,070	768	769	699	699
Transfer agency	5,426	516	665	207	207
Trustee fees	1,213	963	963	449	449
Custody fees	4,012	695	851	83	83
Accounting and legal	16,926	12,696	12,735	10,201	10,191
Overdraft Fees	–	87	87	–	–
Other expenses	10,175	8,159	8,226	6,182	6,182
Total Expenses	56,697	27,657	29,208	19,780	19,494
Less waiver fees	(35,818)	(23,216)	(23,447)	(17,542)	(17,550)
Net Expenses	20,879	4,441	5,761	2,238	1,944
NET INVESTMENT INCOME	44,619	9,992	13,618	4,355	3,759
REALIZED GAIN/(LOSS) ON:					
Investments	(689,266)	(113,481)	(91,456)	(88,101)	(77,827)
Written option Contracts	527,452	123,014	195,947	278,731	179,740
Total Net realized gain/(loss)	(161,814)	9,533	104,491	190,630	101,913
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:					
Investments	(19,911)	(6,181)	(5,876)	(28,237)	(25,768)
Written option Contracts	(368,077)	36,274	30,563	74,056	53,400
Total net change in unrealized appreciation/(depreciation)	(387,988)	30,093	24,687	45,819	27,632
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (505,183)	$ 49,618	$ 142,796	$ 240,804	$ 133,304

* *Commenced operations on December 17, 2024.*

** *Commenced operations on February 25, 2025.*

*** *Commenced operations on May 12, 2025*

See Notes to Financial Statements.

Annual Report | June 30, 2025

7

GraniteShares YieldBOOST TSLA ETF Statement of Changes in Net Assets

		For the Period December 17, 2024 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	44,619
Net realized loss		(161,814)
Net change in unrealized depreciation		(387,988)
Net decrease in net assets resulting from operations		(505,183)
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings		(554,313)
Tax return of capital to shareholders		(2,020,765)
Total distributions		(2,575,078)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		27,628,991
Net increase from capital share transactions		27,628,991
Net increase in net assets		24,548,730
NET ASSETS:		
Beginning of period		–
End of period	$	24,548,730
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		2,450,000
Shares outstanding, end of period		2,450,000

See Notes to Financial Statements.

8 www.graniteshares.com

GraniteShares YieldBOOST QQQ ETF Statement of Changes in Net Assets

	For the Period February 25, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:	
Net investment income	$ 9,992
Net realized gain	9,533
Net change in unrealized appreciation	30,093
Net increase in net assets resulting from operations	49,618
DISTRIBUTIONS TO SHAREHOLDERS:	
From distributable earnings	(46,644)
Tax return of capital to shareholders	(148,547)
Total distributions	(195,191)
CAPITAL SHARE TRANSACTIONS:	
Proceeds from sale of shares	3,003,381
Net increase from capital share transactions	3,003,381
Net increase in net assets	2,857,808
NET ASSETS:	
Beginning of period	–
End of period	$ 2,857,808
CAPITAL SHARE TRANSACTIONS:	
Beginning shares	–
Shares sold	150,001
Shares outstanding, end of period	150,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 9

GraniteShares YieldBOOST SPY ETF Statement of Changes in Net Assets

		For the Period February 25, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:		
Net investment income	$	13,618
Net realized gain		104,491
Net change in unrealized appreciation		24,687
Net increase in net assets resulting from operations		142,796
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings		(148,786)
Tax return of capital to shareholders		(93,339)
Total distributions		(242,125)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		3,325,325
Net increase from capital share transactions		3,325,325
Net increase in net assets		3,225,996
NET ASSETS:		
Beginning of period		–
End of period	$	3,225,996
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		160,001
Shares outstanding, end of period		160,001

See Notes to Financial Statements.

10 www.graniteshares.com

GraniteShares YieldBOOST NVDA ETF Statement of Changes in Net Assets

	For the Period May 12, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:	
Net investment income	$ 4,355
Net realized gain	190,630
Net change in unrealized appreciation	45,819
Net increase in net assets resulting from operations	240,804
DISTRIBUTIONS TO SHAREHOLDERS:	
From distributable earnings	(210,181)
Total distributions	(210,181)
CAPITAL SHARE TRANSACTIONS:	
Proceeds from sale of shares	6,112,051
Net increase from capital share transactions	6,112,051
Net increase in net assets	6,142,674
NET ASSETS:	
Beginning of period	–
End of period	$ 6,142,674
CAPITAL SHARE TRANSACTIONS:	
Beginning shares	–
Shares sold	230,001
Shares outstanding, end of period	230,001

See Notes to Financial Statements.

Annual Report | June 30, 2025 11

GraniteShares YieldBOOST Bitcoin ETF Statement of Changes in Net Assets

	For the Period May 12, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:	
Net investment income	$ 3,759
Net realized gain	101,913
Net change in unrealized appreciation	27,632
Net increase in net assets resulting from operations	133,304
DISTRIBUTIONS TO SHAREHOLDERS:	
From distributable earnings	(169,759)
Total distributions	(169,759)
CAPITAL SHARE TRANSACTIONS:	
Proceeds from sale of shares	4,993,268
Net increase from capital share transactions	4,993,268
Net increase in net assets	4,956,813
NET ASSETS:	
Beginning of period	–
End of period	$ 4,956,813
CAPITAL SHARE TRANSACTIONS:	
Beginning shares	–
Shares sold	200,001
Shares outstanding, end of period	200,001

See Notes to Financial Statements.

12 www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF | Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 17,2024 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.16
Net realized and unrealized loss	(6.28)
Total from investment operations	(6.12)
DISTRIBUTIONS:	
From net investment income	(1.91)
From return of capital	(6.95)
Total distributions	(8.86)
NET (DECREASE) IN NET ASSET VALUE	(14.98)
NET ASSET VALUE, END OF PERIOD	$ 10.02
TOTAL RETURN[(b)]	(26.18)%
MARKET VALUE TOTAL RETURN[(c)]	(25.45)%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 24,549
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses to average net assets	3.03%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%[(d)]
Ratio of net investment income to average net assets	2.38%[(d)]
Portfolio turnover rate	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 13

GraniteShares YieldBOOST QQQ ETF | Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period February 25, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.17
Net realized and unrealized loss		(2.88)
Total from investment operations		(2.71)
DISTRIBUTIONS:		
From net investment income		(0.77)
From return of capital		(2.47)
Total distributions		(3.24)
NET (DECREASE) IN NET ASSET VALUE		(5.95)
NET ASSET VALUE, END OF PERIOD	$	19.05
TOTAL RETURN[(b)]		(9.61)%
MARKET VALUE TOTAL RETURN[(c)]		(9.52)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	2,858
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets		7.17%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(d)]
Ratio of net investment income to average net assets		2.59%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

14 www.graniteshares.com

GraniteShares YieldBOOST SPY ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period February 25, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.19
Net realized and unrealized loss		(1.64)
Total from investment operations		(1.45)
DISTRIBUTIONS:		
From net investment income		(2.08)
From return of capital		(1.31)
Total distributions		(3.39)
NET (DECREASE) IN NET ASSET VALUE		(4.84)
NET ASSET VALUE, END OF PERIOD	$	20.16
TOTAL RETURN[(b)]		(4.77)%
MARKET VALUE TOTAL RETURN[(c)]		(4.58)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	3,226
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets		5.84%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(d)]
Ratio of net investment income to average net assets		2.72%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 15

GraniteShares YieldBOOST NVDA ETF Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period May 12, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.07
Net realized and unrealized gain		4.06
Total from investment operations		4.13
DISTRIBUTIONS:		
From net investment income		(2.42)
Total distributions		(2.42)
NET INCREASE IN NET ASSET VALUE		1.71
NET ASSET VALUE, END OF PERIOD	$	26.71
TOTAL RETURN[(b)]		16.92%
MARKET VALUE TOTAL RETURN[(c)]		17.27%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	6,143
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses to average net assets		9.45%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(d)]
Ratio of net investment income to average net assets		2.08%[(d)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

(c) *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

(d) *Annualized.*

See Notes to Financial Statements.

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GraniteShares YieldBOOST Bitcoin ETF — Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period May 12, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$ 25.00
INCOME FROM OPERATIONS:	
Net investment income[(a)]	0.07
Net realized and unrealized gain	1.91
Total from investment operations	1.98
DISTRIBUTIONS:	
From net investment income	(2.20)
Total distributions	(2.20)
NET (DECREASE) IN NET ASSET VALUE	(0.22)
NET ASSET VALUE, END OF PERIOD	$ 24.78
TOTAL RETURN[(b)]	8.24%
MARKET VALUE TOTAL RETURN[(c)]	8.32%
RATIOS/SUPPLEMENTAL DATA:	
Net assets, end of period (in 000s)	$ 4,957
RATIOS TO AVERAGE NET ASSETS	
Ratio of expenses to average net assets	10.77%[(d)]
Ratio of expenses including waiver/reimbursement to average net assets	1.15%[(d)]
Ratio of net investment income to average net assets	2.08%[(d)]
Portfolio turnover rate	0%

[(a)] *Based on daily average shares outstanding during the period.*

[(b)] *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).*

[(c)] *Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemptions on the last day of the period at market value. Market value is determined by the composite closing price as defined as the last reported sales price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period.*

[(d)] *Annualized.*

See Notes to Financial Statements.

Annual Report | June 30, 2025 17

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

1. ORGANIZATION

The GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), and the offering of each Fund's shares ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is an open-end management investment company currently consisting of thirty-nine investment series. This report pertains to the GraniteShares YieldBOOST TSLA ETF ("TSYY"), GraniteShares YieldBOOST QQQ ETF ("TQQY"), GraniteShares YieldBOOST SPY ETF ("YSPY"), GraniteShares YieldBOOST NVDA ETF ("NVYY") and GraniteShares YieldBOOST Bitcoin ETF ("XBTY") (each, a "Fund", and collectively, the "Funds"). TSYY commenced operations on December 17, 2024. TQQY and YSPY commenced operations on February 25, 2025. NVYY and XBTY commenced operatiosn on May 12, 2025. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

NVYY invests in options that reference the GraniteShares 2x Long NVDA Daily ETF, which is an affiliated exchange-traded unit investment trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, "Financial Services—Investment Companies" issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Purchased options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written options: When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds had realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

3. SECURITIES VALUATION

The Funds calculate their net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds'

18 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. ("NYSE Arca") is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's NAV per share.

If a market quotation is not readily available, the affected Fund's portfolio will be valued at fair value for which Trust's Board of Directors (the "Board") maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the "Valuation Committee") which consists of Trust's CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust's CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security's fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

The Funds will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Funds' participation in a potential increase in the price of the Underlying ETF's only applies if the Funds sell in-the-money put options contracts. The put options contracts sold by the Funds may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. Flexible Exchange ("FLEX") Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. The Funds may sell put options contracts that are based on the value of the price returns of the Underlying ETF. Exhange-listed options contracts are guaranteed by the Options Clearing Corporations ("OCC").

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund's investment using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Annual Report | June 30, 2025 19

GraniteShares ETF Trust
Notes to Financial Statements
June 30, 2025

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund's investments at June 30, 2025 were as follows:

GraniteShares YieldBOOST TSLA ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$ –	$ 425,210	$ –	$ 425,210
United States Treasury Obligations	–	2,984,994	–	2,984,994
Total	$ –	$ 3,410,204	$ –	$ 3,410,204

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Written Options	–	(1,721,507)	–	(1,721,507)
Total	$ –	$ (1,721,507)	$ –	$ (1,721,507)

GraniteShares YieldBOOST QQQ ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$ –	$ 1,112	$ –	$ 1,112
United States Treasury Obligations	–	497,499	–	497,499
Total	$ –	$ 498,611	$ –	$ 498,611

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Written Options	–	(27,141)	–	(27,141)
Total	$ –	$ (27,141)	$ –	$ (27,141)

GraniteShares YieldBOOST SPY ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$ –	$ 839	$ –	$ 839
United States Treasury Obligations	–	994,998	–	994,998
Total	$ –	$ 995,837	$ –	$ 995,837

20
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GraniteShares ETF Trust
Notes to Financial Statements
June 30, 2025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Written Options	–	(32,226)	–	(32,226)
Total	$ –	$ (32,226)	$ –	$ (32,226)

GraniteShares YieldBOOST NVDA ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$ –	$ 15,525	$ –	$ 15,525
United States Treasury Obligations	–	497,499	–	497,499
Total	$ –	$ 513,024	$ –	$ 513,024

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Written Options	–	(122,989)	–	(122,989)
Total	$ –	$ (122,989)	$ –	$ (122,989)

GraniteShares YieldBOOST Bitcoin ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$ –	$ 8,923	$ –	$ 8,923
United States Treasury Obligations	–	497,499	–	497,499
Total	$ –	$ 506,422	$ –	$ 506,422

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities				
Written Options	–	(96,873)	–	(96,873)
Total	$ –	$ (96,873)	$ –	$ (96,873)

Written Options are presented at value on the instrument.

As of June 30, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the "Adviser"), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the "Board") of the Trust.

For its services, the Adviser receives a fee that is equal to 0.99% of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Funds are responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 1.15%. The expense limitation remains in effect until December 31, 2025, after which they may be terminated or revised.

The expense limitation does not cover the following items that remain expenses of the Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

Annual Report | June 30, 2025 21

GraniteShares ETF Trust
Notes to Financial Statements
June 30, 2025

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds' Board of Trustees.

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund's total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the period ended June 30, 2025, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2028	Total
GraniteShares YieldBOOST TSLA ETF	$ 35,818	$ 35,818
GraniteShares YieldBOOST QQQ ETF	23,216	23,216
GraniteShares YieldBOOST SPY ETF	23,447	23,447
GraniteShares YieldBOOST NVDA ETF	17,542	17,542
GraniteShares YieldBOOST Bitcoin ETF	17,550	17,550

Recoupment of previously waived fees for the period ended June 30, 2025, if any, are disclosed on the Fund's Statements of Operations.

The Adviser is the only related party involved with the operations of the Fund.

ALPS Fund Services, Inc. ("AFS") serves as the Funds' Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds' Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. ("Distributor") serves as the Funds' distributor. The Trust has adopted a distribution and service plan ("Rule 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

For the Funds there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) for the period ended June 30, 2025.

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GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

The following is the location and fair values of the Funds' derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST TSLA ETF				
Equity Contracts				
(Purchase Options Contracts)	Investments, at value	$ 425,210	Investments, at value	$ –
Total		$ 425,210		$ –
GraniteShares YieldBOOST QQQ ETF				
Equity Contracts				
(Purchase Options Contracts)	Investments, at value	$ 1,112	Investments, at value	$ –
Total		$ 1,112		$ –
GraniteShares YieldBOOST SPY ETF				
Equity Contracts				
(Purchase Options Contracts)	Investments, at value	$ 839	Investments, at value	$ –
Total		$ 839		$ –
GraniteShares YieldBOOST NVDA ETF				
Equity Contracts				
(Purchase Options Contracts)	Investments, at value	$ 15,525	Investments, at value	$ –
Total		$ 15,525		$ –
GraniteShares YieldBOOST Bitcoin ETF				
Equity Contracts				
(Purchase Options Contracts)	Investments, at value	$ 8,923	Investments, at value	$ –
Total		$ 8,923		$ –

Annual Report | June 30, 2025 23

GraniteShares ETF Trust
Notes to Financial Statements
June 30, 2025

Risk Exposure	Asset Location	Fair Value		Liability Location	Fair Value	
GraniteShares YieldBOOST TSLA ETF						
Equity Contracts (Written Options Contracts)	Written Options, at value	$	–	Written Options, at value	$	(1,721,507)
Total		$	–		$	(1,721,507)
GraniteShares YieldBOOST QQQ ETF						
Equity Contracts (Written Options Contracts)	Written Options, at value	$	–	Written Options, at value	$	(27,141)
Total		$	–		$	(27,141)
GraniteShares YieldBOOST SPY ETF						
Equity Contracts (Written Options Contracts)	Written Options, at value	$	–	Written Options, at value	$	(32,226)
Total		$	–		$	(32,226)
GraniteShares YieldBOOST NVDA ETF						
Equity Contracts (Written Options Contracts)	Written Options, at value	$	–	Written Options, at value	$	(122,989)
Total		$	–		$	(122,989)
GraniteShares YieldBOOST Bitcoin ETF						
Equity Contracts (Written Options Contracts)	Written Options, at value	$	–	Written Options, at value	$	(96,873)
Total		$	–		$	(96,873)

24
www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

The following is the location and the effect of derivative investments, if any, on the Funds' Statement of Operations, categorized by primary market risk exposure during the period ended June 30, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST TSLA ETF			
Equity Contracts			
(Purchased Options)	Investments	(689,215)	(19,921)
Total		$ (689,215)	$ (19,921)
GraniteShares YieldBOOST QQQ ETF			
Equity Contracts			
(Purchased Options)	Investments	(113,483)	(6,198)
Total		$ (113,483)	$ (6,198)
GraniteShares YieldBOOST SPY ETF			
Equity Contracts			
(Purchased Options)	Investments	(91,448)	(5,911)
Total		$ (91,448)	$ (5,911)
GraniteShares YieldBOOST NVDA ETF			
Equity Contracts			
(Purchased Options)	Investments	(88,113)	(28,255)
Total		$ (88,113)	$ (28,255)
GraniteShares YieldBOOST Bitcoin ETF			
Equity Contracts			
(Purchased Options)	Investments	(77,829)	(25,785)
Total		$ (77,829)	$ (25,785)

Annual Report | June 30, 2025 25

GraniteShares ETF Trust

Notes to Financial Statements

June 30, 2025

Risk Exposure	Statement of Operations Location		Realized Gain/(Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST TSLA ETF					
Equity Contracts					
(Written Options)	Options contracts		527,452		(368,077)
Total		$	527,452	$	(368,077)
GraniteShares YieldBOOST QQQ ETF					
Equity Contracts					
(Written Options)	Options contracts		123,014		36,274
Total		$	123,014	$	36,274
GraniteShares YieldBOOST SPY ETF					
Equity Contracts					
(Written Options)	Options contracts		195,947		30,563
Total		$	195,947	$	30,563
GraniteShares YieldBOOST NVDA ETF					
Equity Contracts					
(Written Options)	Options contracts		278,731		74,056
Total		$	278,731	$	74,056
GraniteShares YieldBOOST Bitcoin ETF					
Equity Contracts					
(Written Options)	Options contracts		179,740		53,400
Total		$	179,740	$	53,400

The average monthly volume of derivative instruments Purchased Options held by the Funds during the period ended June 30, 2025 was $5,327,501 (TSYY), $1,361,761 (TQQY), $1,663,362 (YSPY), $3,542,345 (NVYY) and $2,867,793 (XBTY).

The average monthly volume of derivative instruments Written Optoins held by the Funds during the period ended June 30, 2025 was ($5,696,755) (TSYY), ($1,361,761) (TQQY), ($1,663,362) (YSPY), ($3,542,345) (NVYY) and ($2,867,793) (XBTY).

26 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

9. FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares YieldBOOST TSLA ETF	$ 606	$ (20,517)	$ (368,077)	$ (387,988)	$ 3,430,115
GraniteShares YieldBOOST QQQ ETF	18	(6,199)	36,274	30,093	504,792
GraniteShares YieldBOOST SPY ETF	35	(5,911)	30,563	24,687	1,001,713
GraniteShares YieldBOOST NVDA ETF	18	(28,255)	74,056	45,819	541,261
GraniteShares YieldBOOST Bitcoin ETF	17	(25,785)	53,400	27,632	532,190

At June 30, 2025, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed net investment income	Accumulated net realized loss on investments	Other accumulated gains/(losses)	Net unrealized appreciation/(deprecation) on investments and derivatives	Total
GraniteShares YieldBOOST TSLA ETF	–	$ (161,814)	$ (509,694)	$ (387,988)	$ (1,059,496)
GraniteShares YieldBOOST QQQ ETF	–	–	(27,119)	30,093	2,974
GraniteShares YieldBOOST SPY ETF	–	–	(30,677)	24,687	(5,990)
GraniteShares YieldBOOST NVDA ETF	120,440	–	(135,636)	45,819	30,623
GraniteShares YieldBOOST Bitcoin ETF	36,645	–	(100,732)	27,632	(36,455)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2025, the following amounts are available as carry forwards to the next year:

Fund	Short-Term	Long-Term
GraniteShares YieldBOOST TSLA ETF	$ 161,814	$ –
GraniteShares YieldBOOST QQQ ETF	–	–
GraniteShares YieldBOOST SPY ETF	–	–
GraniteShares YieldBOOST NVDA ETF	–	–
GraniteShares YieldBOOST Bitcoin ETF	–	–

The Funds did not use any capital loss carryovers during the year ended June 30, 2025.

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

Annual Report | June 30, 2025 27

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

The Funds did not elect to defer any late year ordinary losses to the year ending June 30, 2026. Additionally, the Funds did not elect to defer to the year ending June 30, 2026 any capital losses recognized during the period November 1, 2024 - June 30, 2025.

The timing and character of income and capital gain ditributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid by the Funds during the year ended June 30, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2025			
GraniteShares YieldBOOST TSLA ETF	$ 554,313	$ –	$ 2,020,765
GraniteShares YieldBOOST QQQ ETF	46,644	–	148,547
GraniteShares YieldBOOST SPY ETF	148,786	–	93,339
GraniteShares YieldBOOST NVDA ETF	210,181	–	–
GraniteShares YieldBOOST Bitcoin ETF	169,759	–	–

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from the underlying stock's performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder's holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund's ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock's movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an

28 www.graniteshares.com

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance's correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or "short" exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund's return, result in a loss, have the effect of limiting a short Fund's ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund's short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund's investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

- The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
- In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund's NAV.
- In stressed market conditions, the market for a Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of a Fund's shares may, in turn, lead to differences between the market value of a Fund's shares and a Fund's NAV.
- An active trading market for a Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund's Shares will continue to meet the listing requirements of the Exchange. If a Fund's Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's Shares.

Non-Diversified Risk: Each Fund's portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Options Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, amont other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, whare are effected by fiscal and monetary policies and by national and international political, changes in actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Annual Report | June 30, 2025 29

GraniteShares ETF Trust Notes to Financial Statements
June 30, 2025

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund's losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund's investment exposure may not be consistent with the Fund's investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock's shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock's shares is expected, in turn, to result in a halt in the trading in the Fund's shares. Trading in the underlying stock's and/or Fund's shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock's and/or Fund's shares inadvisable. In addition, trading in underlying stock's and/or Fund's shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules." In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund's investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund's performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund's holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund's assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund's assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund's investment objective is not clear, particularly because each Fund's investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

12. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the fiscal year. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund's internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund's chief operating decision maker ("CODM") for making decisions, allocating resources, and assessing performance. The Funds' CODM has been identified as the Chief Operation Officer (CFO) and Treasurer, who reviews consolidated results presented within the Funds' financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

13. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

30 www.graniteshares.com

GraniteShares ETF Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and
The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of GraniteShares YieldBOOST TSLA ETF, GraniteShares YieldBOOST QQQ ETF, GraniteShares YieldBOOST SPY ETF, GraniteShares YieldBOOST NVDA ETF, and GraniteShares YieldBOOST Bitcoin ETF (the "Funds"), each a series of GraniteShares ETF Trust, including the schedules of investments, as of June 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting GraniteShares ETF Trust	Statements of operations	Statements of changes in net assets	Financial highlights
GraniteShares YieldBOOST TSLA ETF	For the period December 17, 2024 (commencement of operations) through June 30, 2025	For the period December 17, 2024 (commencement of operations) through June 30, 2025	For the period December 17, 2024 (commencement of operations) through June 30, 2025
GraniteShares YieldBOOST QQQ ETF and GraniteShares YieldBOOST SPY ETF	For the period February 25, 2025 (commencement of operations) through June 30, 2025	For the period February 25, 2025 (commencement of operations) through June 30, 2025	For the period February 25, 2025 (commencement of operations) through June 30, 2025
GraniteShares YieldBOOST NVDA ETF and GraniteShares YieldBOOST Bitcoin ETF	For the period May 12, 2025 (commencement of operations) through June 30, 2025	For the period May 12, 2025 (commencement of operations) through June 30, 2025	For the period May 12, 2025 (commencement of operations) through June 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2025

Annual Report | June 30, 2025 31

GraniteShares ETF Trust Additional Information
June 30, 2025 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:[1]

Fund	Qualified Dividend Income	Dividend Received Deduction	199A
GraniteShares YieldBoost TSLA ETF	0.00%	0.00%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designated the following amounts as long-term capital gain dividends for the calendar year ended December 31, 2024.[1]

GraniteShares YieldBoost TSLA ETF	$0

1 *GraniteShares YieldBOOST QQQ ETF, GraniteShares YieldBOOST SPY ETF, GraniteShares YIELDBOOST NVDA ETF, and GraniteShares YIELDBOOST BITCOIN ETF had launch dates after December 31, 2024.*

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Fund's website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

32 www.graniteshares.com

GraniteShares ETF Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
June 30, 2025 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2025 33

GraniteShares ETF Trust
Proxy Disclosures for Open-End Management Investment Companies
June 30, 2025 (Unaudited)

Not applicable for this reporting period.

34
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GraniteShares ETF Trust

June 30, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended June 30, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$ 23,500	$ –	$ 23,500
Seddik Meziani, Trustee	$ 23,500	$ –	$ 23,500
Total	**$ 47,000**	**$ –**	**$ 47,000**

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Annual Report | June 30, 2025 35

GraniteShares ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the supervision of the Board of Trustees of the Trust (the "Board," with the members of the Board referred to individually as "Trustees"), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the "Adviser" or "GraniteShares") and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a "Fund" and collectively, the "Funds") and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on May 9, 2025 (the "Meeting"), the Board, including a majority of the Trustees who are not "interested person[s]," as defined in the 1940 Act, of the Trust (the "Independent Trustees"), reviewed and unanimously approved the investment advisory agreements (the "Agreements") for a two-year period from the date the first of the Funds commences operations, with respect to each of the Delta One Funds (the "Delta 1 Funds" or "D1 Funds"), each of the Short and Leveraged Funds (the "S&L Funds"), and each of the YieldBOOST Funds (the "YB Funds"). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission ("SEC"), with the Board's intention to ratify the approval of the Agreements at its next in-person meeting.[1]

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board's review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board's regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser's presentation included a discussion of the Adviser's resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds' portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board's experience overseeing the existing Funds in the Trust. In this regard, the Board's conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

[1] *On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.*

36 www.graniteshares.com

GraniteShares ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approval was based on each Trustee's business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund ("ETF") and the Board considered the qualifications and experience of the Adviser's key personnel, including, in particular, the experience of the Adviser's principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust's Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

The D1 Funds

With respect to each of the D1 Funds, the Board assessed the Adviser's management capabilities as demonstrated by each Fund's performance and ability to meet its investment objective.

The Board noted that GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB') is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund's investment strategy is based in part on the Bloomberg Commodity Index (the "COMB Benchmark"), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund's returns on a market price basis and on a net asset value ("NAV") basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

As to GraniteShares HIPS US High Income ETF ("HIPS"), the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the "HIPS Index"). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have "pass-through" structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. As with COMB, the Board took into account the information it received regarding HIPS's returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser's performance attribution analysis.

With respect to GraniteShares Nasdaq Select Disruptors ETF ("DRUP"), the Board noted that the Fund seeks to track the performance, before fees and expenses, of the Nasdaq US Large Cap Select Disruptors Index (the "DRUP Index"), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. As with COMB and HIPS, the Board considered the information it received regarding DRUP's returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser's performance attribution analysis.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the S&L funds have modified and refined their index strategies to best replicate the performance of the underlying stocks, most recently to single-stock indices provided by Solactive. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a Fund's NAV from the price changes of each's Fund's underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser. The Board also considered that the Adviser was obligated by an expense limitation agreement for each S&L Fund.

Annual Report | June 30, 2025 37

GraniteShares ETF Trust

Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

The YB Funds

With respect to each of the YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

All Funds

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser's commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund's performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser's rationale therefor.

The D1 Funds

With respect to each of the D1 Funds, the Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). Thus, the Board reviewed information provided in the Meeting materials comparing each Fund's proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser's process for identifying such other funds.

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund's proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis. The Board also noted the Adviser's statement that although the average fees for funds providing broad commodity exposure decreased over the prior year, COMB was one of the least expensive broad commodity ETFs available in the market.

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund's fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser's description of the resources involved in managing each Fund. In addition, the Board considered each Fund's size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

The S&L Funds

With respect to each of the existing S&L Funds, the Board considered that the Adviser was not recommending a change to the annual advisory fees previously approved by the Board. The Board considered the new S&L Funds' annual advisory fees with those of average peer funds, noting that the new S&L Funds' advisory fees of 1.30% were higher than the peer group median. The Board noted that the Adviser did not recommend lowering the Adviser's fees for the new S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Funds are operationally intensive to manage, and the costs of launching and managing all the S&L Funds benefit from the advisory fee levels. The Board considered that with the new S&L Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial

38

www.graniteshares.com

GraniteShares ETF Trust
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

risk in launching new funds with unique strategies in order to build a market for those funds. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

The YB Funds

With respect to each of the existing YB Funds, the Board considered that the Adviser was not recommending a change to the annual advisory fees previously approved by the Board, and that the Adviser was recommending the same annual advisory fees for the new YB Funds. The Board considered that with the YB Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. After further consideration, the Board determined that the advisory fees and expected profitability for each Fund were not unreasonable.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund's proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund's shareholders under the Agreement. The Board noted that the Adviser's operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreement was adequate for each of the Funds, and economies of scale would be revisited as each Fund's asset levels increase.

The Board concluded that the Adviser's arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements is in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

Annual Report | June 30, 2025 39

Must be accompanied or preceded by a prospectus.
ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.